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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21852

Columbia Funds Series Trust II
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota		55474
(Address of principal executive offices)		(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	May 31

Date of reporting period:	February 28, 2013

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia Absolute Return Emerging Markets Macro Fund

February 28, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes 3.7%
Supranational 3.7%
Corporación Andina de Fomento Senior Unsecured
01/15/16	3.750%		$3,965,000	$4,200,358
Total Corporate Bonds & Notes (Cost: $4,010,452)				$4,200,358

Inflation-Indexed Bonds(a) 6.8%
Mexico 6.8%
Mexican Udibonos
12/19/13	3.500%	MXN	9,603,809	7,654,397

Total Inflation-Indexed Bonds (Cost: $7,671,841)				$7,654,397

Foreign Government Obligations(a) 27.6%
CHILE 3.1%
Chile Government International Bond Senior Unsecured
08/05/20	5.500%	CLP	1,500,000,000	3,495,522

COLOMBIA 2.7%
Colombia Government International Bond Senior Unsecured
07/12/21	4.375%		1,700,000	1,904,000
Empresa de Energia de Bogota SA Senior Unsecured (b)
11/10/21	6.125%		1,000,000	1,113,570
Total				3,017,570

DOMINICAN REPUBLIC 2.6%
Dominican Republic International Bond Senior Unsecured (b)
05/06/21	7.500%		2,600,000	2,917,470

GREECE —%
Hellenic Republic Government Bond Senior Unsecured (c)
10/15/42	0.000%	EUR	1,417,500	16,285

INDONESIA 1.9%
Indonesia Treasury Bond
Senior Unsecured
10/15/14	11.000%	IDR	9,090,000,000	1,037,736
09/15/16	7.375%	IDR	9,600,000,000	1,082,325
Total				2,120,061

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a) (continued)
MEXICO 1.4%
Mexican Bonos
06/20/13	9.000%	MXN	$1,332,000	$1,057,835
12/15/16	7.250%	MXN	567,100	484,636
Total				1,542,471

QATAR 2.2%
Qatar Government International Bond Senior Unsecured
04/09/19	6.550%		2,050,000	2,547,125

ROMANIA 2.9%
Romania Government Bond
07/26/17	5.900%	RON	7,130,000	2,155,759
Romanian Government International Bond Senior Unsecured (b)
02/07/22	6.750%		1,000,000	1,175,176
Total				3,330,935

RUSSIAN FEDERATION 4.7%
Russian Foreign Bond - Eurobond Senior Unsecured (b)
04/04/17	3.250%		2,000,000	2,097,500
Sberbank of Russia Via SB Capital SA Senior Unsecured (b)
02/07/17	4.950%		3,000,000	3,235,420
Total				5,332,920

SOUTH KOREA 2.6%
Export-Import Bank of Korea Senior Unsecured
11/20/15	1.250%		3,000,000	3,004,929

TRINIDAD AND TOBAGO 1.2%
Petroleum Co. of Trinidad & Tobago Ltd. Senior Unsecured (b)
08/14/19	9.750%		1,000,000	1,329,794

VENEZUELA 2.3%
Petroleos de Venezuela SA
11/02/17	8.500%		2,660,000	2,633,400
Total Foreign Government Obligations (Cost: $29,311,854)				$31,288,482

	Shares	Value

Money Market Funds 64.8%
Columbia Short-Term Cash Fund, 0.128% (d)(e)	73,275,745	$73,275,745
Total Money Market Funds (Cost: $73,275,745)		$73,275,745

Total Investments (Cost: $114,269,892) (f)	$116,418,982(g)
Other Assets & Liabilities, Net	(3,319,810)
Net Assets	$113,099,172

Investments in Derivatives

Credit Default Swap Contracts Outstanding at February 28, 2013 Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citigroup Global Markets Limited	Republic of Turkey	December 20, 2015	1.00	2,700,000	(9,134)	(89,115)	(5,325)	—	(103,574)
Total								—	(103,574)

Credit Default Swap Contracts Outstanding at February 28, 2013 Sell Protection

Counterparty	Reference Entity	Expiration Date	Receive Fixed Rate (%)	Notional Amount ($)	Implied Credit Spread (%)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citibank	Republic of Peru	September 20, 2016	1.00	1,500,000	0.720	14,835	30,036	2,958	47,829	—
Citibank	Republic of Peru	September 20, 2016	1.00	3,000,000	0.720	29,670	25,361	5,916	60,947	—
Citibank	People’s Republic of China	December 20, 2016	1.00	1,500,000	0.452	31,163	22,752	2,958	56,873	—
Citibank New York	People’s Republic of China	December 20, 2016	1.00	9,700,000	0.452	201,521	201,417	19,131	422,069	—
Citibank	Federative Republic of Brazil	December 20, 2017	1.00	2,200,000	1.285	(29,314)	12,181	4,339	—	(12,794)
Citibank	Republic of Colombia	December 20, 2017	1.00	2,200,000	0.944	5,849	3,054	4,339	13,242	—
Citibank	Republic of Panama	December 20, 2017	1.00	3,200,000	0.934	9,944	2,963	6,311	19,218	—
Total									620,178	(12,794)

Forward Foreign Currency Exchange Contracts Open at February 28, 2013

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citigroup Global Markets Inc.	March 14, 2013	1,586,229,000	3,345,698	—	(2,676)
		(CLP)	(USD)
Goldman, Sachs & Co.	March 14, 2013	3,599,726	110,373,000	—	(3,136)
		(USD)	(RUB)
HSBC Bank PLC	March 15, 2013	4,446,562	28,000,000	50,353	—
		(USD)	(CNY)
Deutsche Bank	March 22, 2013	8,313,191	25,864,000	45,062	—
		(USD)	(MYR)
Standard Chartered Bank	March 27, 2013	2,257,803	4,463,000	—	(9,648)
		(USD)	(BRL)
Morgan Stanley	March 28, 2013	44,296,000	2,265,134	10,580	—
		(CZK)	(USD)
Goldman, Sachs & Co.	March 28, 2013	653,241	1,184,000	2,942
		(USD)	(TRY)
Standard Chartered Bank	April 5, 2013	666,718	8,613,000	5,790	—
		(USD)	(MXN)
Goldman, Sachs & Co.	April 5, 2013	2,544,516	8,131,000	6,785	—
		(USD)	(PLN)
UBS Securities	April 8, 2013	3,048,000	3,997,452	16,666	—
		(EUR)	(USD)
Total				138,178	(15,460)

Notes to Portfolio of Investments
(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2013, the value of these securities amounted to $11,868,930 or 10.49% of net assets.

(c)	Variable rate security.
(d)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividend Income ($)	Value ($)
Columbia Short-Term Cash Fund	73,317,978	8,984,284	(9,026,517)	73,275,745	81,505	73,275,745

(e)	The rate shown is the seven-day current annualized yield at February 28, 2013.
(f)

At February 28, 2013, the cost of securities for federal income tax purposes was approximately $114,270,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$2,194,000
Unrealized Depreciation	(45,000)
Net Unrealized Appreciation	$2,149,000

(g)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Currency Legend

BRL	Brazilian Real
CLP	Chilean Peso
CNY	China, Yuan Renminbi
CZK	Czech Koruna
EUR	Euro

IDR	Indonesian Rupiah
MXN	Mexican Peso
MYR	Malaysia Ringgits
PLN	Polish Zloty
RON	Romania, New Lei
RUB	Russian Rouble
TRY	Turkish Lira
USD	US Dollar

Fair Value Measurement

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•     Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•     Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•     Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes	—	4,200,358	—	4,200,358
Inflation-Indexed Bonds	—	7,654,397	—	7,654,397
Foreign Government Obligations	—	31,288,482	—	31,288,482
Total Bonds	—	43,143,237	—	43,143,237
Other
Money Market Funds	73,275,745	—	—	73,275,745
Total Other	73,275,745	—	—	73,275,745
Investments in Securities	73,275,745	43,143,237	—	116,418,982
Derivatives
Assets
Swap Contracts	—	620,178	—	620,178
Forward Foreign Currency Exchange Contracts	—	138,178	—	138,178
Liabilities
Swap Contracts	—	(116,368)	—	(116,368)
Forward Foreign Currency Exchange Contracts	—	(15,460)	—	(15,460)
Total	73,275,745	43,769,765	—	117,045,510

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through references to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Absolute Return Enhanced Multi-Strategy Fund

February 28, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 32.2%
CONSUMER DISCRETIONARY 4.6%
Auto Components 0.2%
Delphi Automotive PLC (a)	1,085	$45,407
TRW Automotive Holdings Corp. (a)	1,663	97,602
Total		143,009

Automobiles 0.1%
General Motors Co. (a)	2,550	69,232

Hotels, Restaurants & Leisure 0.9%
Bally Technologies, Inc. (a)	816	38,964
Las Vegas Sands Corp.	2,540	130,785
McDonald’s Corp.	3,544	339,869
Wynn Resorts Ltd.	758	88,610
Yum! Brands, Inc.	2,537	166,123
Total		764,351

Household Durables 0.1%
Mohawk Industries, Inc. (a)	675	71,563

Internet & Catalog Retail 0.4%
Amazon.com, Inc. (a)	582	153,805
Liberty Interactive Corp., Class A (a)	4,082	85,232
priceline.com, Inc. (a)	208	143,017
Total		382,054

Leisure Equipment & Products 0.1%
Mattel, Inc.	1,460	59,495

Media 1.0%
Comcast Corp., Class A	2,582	102,738
DIRECTV (a)	1,682	81,022
Discovery Communications, Inc., Class A (a)	1,171	85,870
DISH Network Corp., Class A	2,703	94,064
Interpublic Group of Companies, Inc. (The)	3,930	50,225
Meredith Corp.	1,225	51,475
News Corp., Class A	2,173	62,582
Time Warner, Inc.	2,180	115,911
Viacom, Inc., Class B	3,283	191,924
Total		835,811

Multiline Retail 0.3%
Macy’s, Inc.	2,394	98,394
Nordstrom, Inc.	805	43,647
Saks, Inc. (a)	3,560	40,584

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Multiline Retail (continued)
Target Corp.	1,220	$76,811
Total		259,436

Specialty Retail 0.8%
American Eagle Outfitters, Inc.	3,780	78,170
Foot Locker, Inc.	1,055	36,071
Gap, Inc. (The)	2,620	86,250
Home Depot, Inc. (The)	2,080	142,480
Lowe’s Companies, Inc.	2,131	81,298
Pier 1 Imports, Inc.	1,737	39,030
Tiffany & Co.	910	61,116
TJX Companies, Inc.	1,245	55,988
Williams-Sonoma, Inc.	1,300	59,020
Total		639,423

Textiles, Apparel & Luxury Goods 0.7%
lululemon athletica, Inc. (a)	1,812	121,494
Michael Kors Holdings Ltd. (a)	4,296	254,667
Nike, Inc., Class B	1,965	107,014
Ralph Lauren Corp.	225	39,031
VF Corp.	230	37,090
Total		559,296

TOTAL CONSUMER DISCRETIONARY		3,783,670

CONSUMER STAPLES 3.0%
Beverages 0.5%
Coca-Cola Co. (The)	1,855	71,826
Diageo PLC, ADR	1,519	181,839
PepsiCo, Inc.	2,101	159,193
Total		412,858

Food & Staples Retailing 0.4%
CVS Caremark Corp.	2,021	103,314
Kroger Co. (The)	2,599	75,917
Wal-Mart Stores, Inc.	1,795	127,050
Walgreen Co.	1,630	66,732
Total		373,013

Food Products 0.5%
Campbell Soup Co.	1,802	74,170
ConAgra Foods, Inc.	3,480	118,703
General Mills, Inc.	1,230	56,888
Kellogg Co.	1,186	71,753
Mondelez International, Inc., Class A	1,651	45,650

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Food Products (continued)
Smithfield Foods, Inc. (a)	1,889	$42,011
Total		409,175

Household Products 0.6%
Kimberly-Clark Corp.	905	85,323
Procter & Gamble Co. (The)	4,917	374,577
Total		459,900

Personal Products 0.2%
Avon Products, Inc.	2,320	45,356
Estee Lauder Companies, Inc. (The), Class A	1,827	117,111
Total		162,467

Tobacco 0.8%
Altria Group, Inc.	5,145	172,615
Philip Morris International, Inc.	5,375	493,156
Total		665,771

TOTAL CONSUMER STAPLES		2,483,184

ENERGY 2.3%
Energy Equipment & Services 0.4%
FMC Technologies, Inc. (a)	3,668	190,406
Halliburton Co.	3,334	138,394
Total		328,800

Oil, Gas & Consumable Fuels 1.9%
Anadarko Petroleum Corp.	565	44,963
Apache Corp.	950	70,557
Chevron Corp.	3,163	370,546
ConocoPhillips	2,542	147,309
EOG Resources, Inc.	988	124,202
Exxon Mobil Corp.	4,307	385,692
Kinder Morgan, Inc.	2,235	82,851
Noble Energy, Inc.	640	70,931
Occidental Petroleum Corp.	925	76,155
Phillips 66	815	51,312
Royal Dutch Shell PLC, ADR	1,845	121,124
Total		1,545,642

TOTAL ENERGY		1,874,442

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS 5.0%
Capital Markets 1.1%
BlackRock, Inc.	1,098	$263,245
Franklin Resources, Inc.	1,431	202,129
Goldman Sachs Group, Inc. (The)	953	142,721
Invesco Ltd.	3,106	83,210
Morgan Stanley	2,187	49,317
Northern Trust Corp.	1,015	53,968
State Street Corp.	1,588	89,865
T Rowe Price Group, Inc.	595	42,358
Total		926,813

Commercial Banks 0.8%
Fifth Third Bancorp	4,280	67,795
Huntington Bancshares, Inc.	9,500	66,785
PNC Financial Services Group, Inc.	2,360	147,241
U.S. Bancorp	4,037	137,177
Wells Fargo & Co.	6,665	233,808
Total		652,806

Consumer Finance 0.1%
American Express Co.	1,450	90,117

Diversified Financial Services 1.0%
Bank of America Corp.	9,995	112,244
Citigroup, Inc.	4,053	170,105
CME Group, Inc.	895	53,539
JPMorgan Chase & Co.	9,185	449,330
McGraw-Hill Companies, Inc. (The)	955	44,455
Total		829,673

Insurance 1.1%
ACE Ltd.	1,405	119,973
Aflac, Inc.	1,320	65,934
Aon PLC	2,362	144,295
Berkshire Hathaway, Inc., Class B (a)	2,004	204,729
Brown & Brown, Inc.	1,910	57,300
Chubb Corp. (The)	745	62,602
Marsh & McLennan Companies, Inc.	3,695	137,232
MetLife, Inc.	930	32,959
Prudential Financial, Inc.	1,380	76,687
Unum Group	1,620	39,641
Total		941,352

Real Estate Investment Trusts (REITs) 0.8%
CBL & Associates Properties, Inc.	1,822	41,432
CubeSmart	4,587	67,612
Digital Realty Trust, Inc.	1,290	86,404

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Real Estate Investment Trusts (REITs) (continued)
Federal Realty Investment Trust	360	$38,236
Highwoods Properties, Inc.	1,839	67,124
Lexington Realty Trust	4,606	52,785
Post Properties, Inc.	1,530	73,042
Public Storage	275	41,583
Simon Property Group, Inc.	707	112,314
Taubman Centers, Inc.	695	53,320
Total		633,852

Thrifts & Mortgage Finance 0.1%
People’s United Financial, Inc.	2,880	37,728
TOTAL FINANCIALS		4,112,341

HEALTH CARE 5.5%
Biotechnology 1.5%
Alexion Pharmaceuticals, Inc. (a)	1,866	161,857
Amarin Corp. PLC, ADR (a)	3,377	27,320
Amgen, Inc.	1,460	133,459
Biogen Idec, Inc. (a)	737	122,593
Celgene Corp. (a)	2,546	262,696
Dynavax Technologies Corp. (a)	11,945	24,368
Gilead Sciences, Inc. (a)	5,450	232,770
Infinity Pharmaceuticals, Inc. (a)	1,190	49,135
Onyx Pharmaceuticals, Inc. (a)	530	39,914
Puma Biotechnology, Inc. (a)	1,410	36,251
Sarepta Therapeutics, Inc. (a)	900	26,343
Sunesis Pharmaceuticals, Inc. (a)	4,665	24,351
Vertex Pharmaceuticals, Inc. (a)	1,631	76,363
Total		1,217,420

Health Care Equipment & Supplies 1.0%
Abbott Laboratories	5,264	177,871
Baxter International, Inc.	1,243	84,027
Boston Scientific Corp. (a)	6,225	46,003
Covidien PLC	2,291	145,639
Edwards Lifesciences Corp. (a)	1,897	163,009
Hologic, Inc. (a)	3,070	67,018
Insulet Corp. (a)	1,820	41,077
St. Jude Medical, Inc.	920	37,720
Zimmer Holdings, Inc.	939	70,387
Total		832,751

Health Care Providers & Services 0.7%
Aetna, Inc.	1,479	69,794
Cardinal Health, Inc.	2,153	99,490

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Providers & Services (continued)
CIGNA Corp.	2,713	$158,602
Express Scripts Holding Co. (a)	2,245	127,763
McKesson Corp.	944	100,187
Total		555,836

Life Sciences Tools & Services 0.1%
Thermo Fisher Scientific, Inc.	1,414	104,353

Pharmaceuticals 2.2%
AbbVie, Inc.	2,695	99,499
Actavis, Inc. (a)	705	60,038
Allergan, Inc.	1,190	129,020
Bristol-Myers Squibb Co.	5,595	206,847
Jazz Pharmaceuticals PLC (a)	765	44,508
Johnson & Johnson	5,631	428,575
Merck & Co., Inc.	3,910	167,074
Mylan, Inc. (a)	2,275	67,363
Novo Nordisk A/S, ADR	430	75,250
Pfizer, Inc.	13,594	372,068
Roche Holding AG, ADR	815	46,756
Salix Pharmaceuticals Ltd. (a)	755	36,882
Teva Pharmaceutical Industries Ltd., ADR	1,960	73,304
Total		1,807,184

TOTAL HEALTH CARE		4,517,544

INDUSTRIALS 3.3%
Aerospace & Defense 1.1%
Boeing Co. (The)	2,050	157,645
General Dynamics Corp.	948	64,436
Honeywell International, Inc.	3,116	218,432
L-3 Communications Holdings, Inc.	860	65,592
Precision Castparts Corp.	699	130,426
Raytheon Co.	2,759	150,559
United Technologies Corp.	1,359	123,057
Total		910,147

Air Freight & Logistics 0.2%
FedEx Corp.	1,052	110,912
United Parcel Service, Inc., Class B	495	40,912
Total		151,824

Airlines 0.1%
Delta Air Lines, Inc. (a)	6,590	94,039

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Commercial Services & Supplies 0.3%
ADT Corp. (The)	746	$35,726
Tyco International Ltd.	2,175	69,622
Waste Connections, Inc.	1,266	43,310
Waste Management, Inc.	1,400	52,248
Total		200,906

Construction & Engineering 0.2%
Foster Wheeler AG (a)	2,005	48,240
MasTec, Inc. (a)	2,735	82,296
Total		130,536

Electrical Equipment 0.2%
Eaton Corp. PLC	1,061	65,750
Emerson Electric Co.	835	47,344
Rockwell Automation, Inc.	655	59,173
Total		172,267

Industrial Conglomerates 0.2%
General Electric Co.	6,225	144,544

Machinery 0.4%
Caterpillar, Inc.	935	86,366
Deere & Co.	445	39,084
Dover Corp.	1,703	124,915
Illinois Tool Works, Inc.	604	37,146
Parker Hannifin Corp.	630	59,523
Total		347,034

Professional Services 0.2%
Dun & Bradstreet Corp. (The)	920	74,152
Nielsen Holdings NV (a)	3,688	124,249
Total		198,401

Road & Rail 0.3%
JB Hunt Transport Services, Inc.	860	59,787
Norfolk Southern Corp.	769	56,176
Union Pacific Corp.	967	132,585
Total		248,548

Trading Companies & Distributors 0.1%
Fastenal Co.	1,777	91,747
TOTAL INDUSTRIALS		2,689,993

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY 6.1%
Communications Equipment 0.7%
Cisco Systems, Inc.	7,599	$158,439
F5 Networks, Inc. (a)	515	48,632
QUALCOMM, Inc.	5,337	350,267
Total		557,338

Computers & Peripherals 1.1%
Apple, Inc.	760	335,464
EMC Corp. (a)	14,757	339,559
Hewlett-Packard Co.	6,350	127,889
NCR Corp. (a)	3,066	84,560
Total		887,472

Internet Software & Services 1.2%
Baidu, Inc., ADR (a)	1,465	132,963
eBay, Inc. (a)	3,342	182,740
Facebook, Inc., Class A (a)	5,563	151,592
Google, Inc., Class A (a)	438	350,926
LinkedIn Corp., Class A (a)	970	163,135
Total		981,356

IT Services 1.4%
Accenture PLC, Class A	3,081	229,103
Automatic Data Processing, Inc.	1,140	69,951
Cognizant Technology Solutions Corp., Class A (a)	1,634	125,442
International Business Machines Corp.	1,905	382,581
Mastercard, Inc., Class A	378	195,736
Visa, Inc., Class A	861	136,589
Total		1,139,402

Semiconductors & Semiconductor Equipment 0.7%
Analog Devices, Inc.	1,565	70,769
Avago Technologies Ltd.	1,287	44,041
Intel Corp.	5,265	109,775
KLA-Tencor Corp.	2,865	156,888
Maxim Integrated Products, Inc.	2,295	71,558
Skyworks Solutions, Inc. (a)	4,269	90,930
Texas Instruments, Inc.	1,700	58,429
Total		602,390

Software 1.0%
Activision Blizzard, Inc.	2,890	41,327
Autodesk, Inc. (a)	2,120	77,846
Check Point Software Technologies Ltd. (a)	1,374	72,149

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Software (continued)
Citrix Systems, Inc. (a)	1,440	$102,096
Electronic Arts, Inc. (a)	3,327	58,322
Microsoft Corp.	11,132	309,470
Oracle Corp.	2,271	77,804
Salesforce.com, Inc. (a)	854	144,514
Total		883,528

TOTAL INFORMATION TECHNOLOGY		5,051,486

MATERIALS 1.1%
Chemicals 0.9%
Celanese Corp., Class A	1,187	55,611
Dow Chemical Co. (The)	4,700	149,084
EI du Pont de Nemours & Co.	1,610	77,119
LyondellBasell Industries NV, Class A	855	50,120
Monsanto Co.	1,209	122,145
Mosaic Co. (The)	1,095	64,101
RPM International, Inc.	1,450	44,095
Sherwin-Williams Co. (The)	1,130	182,597
Total		744,872

Containers & Packaging —%
Sonoco Products Co.	1,210	38,442

Metals & Mining 0.1%
BHP Billiton Ltd., ADR	445	33,312
Freeport-McMoRan Copper & Gold, Inc.	1,427	45,550
Total		78,862

Paper & Forest Products 0.1%
International Paper Co.	1,560	68,656
TOTAL MATERIALS		930,832

TELECOMMUNICATION SERVICES 0.6%
Diversified Telecommunication Services 0.5%
AT&T, Inc.	5,715	205,225
Verizon Communications, Inc.	5,275	245,446
Total		450,671

Wireless Telecommunication Services 0.1%
Sprint Nextel Corp. (a)	6,095	35,351

Issuer	Shares	Value

Common Stocks (continued)
TELECOMMUNICATION SERVICES (CONTINUED)
Wireless Telecommunication Services (continued)
Vodafone Group PLC, ADR	2,022	$50,833
Total		86,184

TOTAL TELECOMMUNICATION SERVICES		536,855

UTILITIES 0.7%
Electric Utilities 0.3%
American Electric Power Co., Inc.	1,245	58,253
Duke Energy Corp.	560	38,780
NextEra Energy, Inc.	455	32,701
Northeast Utilities	1,244	51,638
Westar Energy, Inc.	1,230	38,155
Total		219,527

Multi-Utilities 0.4%
CMS Energy Corp.	1,685	44,838
Dominion Resources, Inc.	675	37,800
DTE Energy Co.	1,432	95,658
Public Service Enterprise Group, Inc.	2,450	79,845
Sempra Energy	885	68,818
Wisconsin Energy Corp.	1,075	44,397
Total		371,356

TOTAL UTILITIES		590,883

Total Common Stocks (Cost: $21,192,169)		$26,571,230

Convertible Preferred Stocks 1.2%
CONSUMER DISCRETIONARY —%
Automobiles —%
General Motors Co., 4.750%	425	17,752

TOTAL CONSUMER DISCRETIONARY		17,752

CONSUMER STAPLES 0.1%
Food Products 0.1%
Bunge Ltd., 4.875%	600	63,330

TOTAL CONSUMER STAPLES		63,330

ENERGY 0.1%
Oil, Gas & Consumable Fuels 0.1%
Apache Corp., 6.000%	1,150	49,657

Issuer	Shares	Value

Convertible Preferred Stocks (continued)
ENERGY (CONTINUED)
Oil, Gas & Consumable Fuels (continued)
Penn Virginia Corp., 6.000%	550	$48,119
Total		97,776

TOTAL ENERGY		97,776

FINANCIALS 0.4%
Commercial Banks 0.1%
Fifth Third Bancorp, 8.500%	255	36,478
Wells Fargo & Co., 7.500%	50	63,400
Total		99,878

Diversified Financial Services 0.1%
AMG Capital Trust II, 5.150%	1,900	98,325

Real Estate Investment Trusts (REITs) 0.2%
Alexandria Real Estate Equities, Inc., 7.000%	2,900	78,662
Health Care REIT, Inc., 6.500%	1,000	60,200
Total		138,862

TOTAL FINANCIALS		337,065

INDUSTRIALS 0.2%
Aerospace & Defense 0.1%
United Technologies Corp., 7.500%	1,000	58,250

Airlines 0.1%
Continental Airlines Finance Trust II, 6.000%	2,200	94,325

TOTAL INDUSTRIALS		152,575

INFORMATION TECHNOLOGY 0.2%
Communications Equipment 0.1%
Lucent Technologies Capital Trust I, 7.750%	85	76,713

IT Services 0.1%
Unisys Corp., 6.250%	500	32,570

TOTAL INFORMATION TECHNOLOGY		109,283

Issuer	Shares	Value

Convertible Preferred Stocks (continued)
UTILITIES 0.2%
Electric Utilities 0.1%
NextEra Energy, Inc., 5.599%	2,150	$112,617

Multi-Utilities 0.1%
CenterPoint Energy, Inc., 0.283% (a)(b)	1,100	47,506

TOTAL UTILITIES		160,123

Total Convertible Preferred Stocks (Cost: $867,894)		$937,904

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds 3.4%
Airlines 0.1%
United Continental Holdings, Inc.
06/30/21	4.500%	55,000	$54,713

Automotive 0.1%
Navistar International Corp. Senior Subordinated Notes
10/15/14	3.000%	60,000	56,550

Banking 0.1%
Walter Investment Management Corp. Senior Subordinated Notes
11/01/19	4.500%	49,000	54,849

TOTAL BANKING			54,849

Brokerage 0.1%
Janus Capital Group, Inc. Senior Unsecured
07/15/14	3.250%	50,000	52,938

Consumer Cyclical Services 0.1%
Live Nation Entertainment, Inc. Senior Unsecured
07/15/27	2.875%	100,000	100,375

Diversified Manufacturing 0.2%
GT Advanced Technologies, Inc. Senior Unsecured
10/01/17	3.000%	74,000	55,546

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
Diversified Manufacturing (continued)
Sterlite Industries India Ltd. Senior Unsecured
10/30/14	4.000%	$120,000	$117,300
Total			172,846

Food and Beverage 0.1%
Chiquita Brands International, Inc. Senior Unsecured
08/15/16	4.250%	140,000	121,625

Health Care 0.4%
Alere, Inc. Senior Subordinated Notes
05/15/16	3.000%	60,000	57,637
Illumina, Inc. Senior Unsecured (c)
03/15/16	0.250%	75,000	71,391
NuVasive, Inc. Senior Unsecured
07/01/17	2.750%	65,000	61,798
Omnicare, Inc.
12/15/35	3.250%	130,000	130,325
WebMD Health Corp. Senior Unsecured
01/31/18	2.500%	50,000	44,969
Total			366,120

Independent Energy 0.3%
Chesapeake Energy Corp.
12/15/38	2.250%	150,000	131,812
Endeavour International Corp.
07/15/16	5.500%	25,000	12,063
Goodrich Petroleum Corp. Senior Unsecured
10/01/29	5.000%	150,000	146,719
Total			290,594

Lodging 0.2%
Home Inns & Hotels Management, Inc. Senior Unsecured
12/15/15	2.000%	50,000	44,594
Morgans Hotel Group Co. Senior Subordinated Notes
10/15/14	2.375%	100,000	94,250
Total			138,844

Media Non-Cable 0.1%
Cenveo Corp. (c)
05/15/17	7.000%	50,000	42,770

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
Metals 0.2%
Jaguar Mining, Inc. Senior Unsecured (c)
11/01/14	4.500%	$100,000	$39,938
James River Coal Co. Senior Unsecured
12/01/15	4.500%	110,000	40,298
Molycorp, Inc. Senior Unsecured
06/15/16	3.250%	80,000	49,600
Patriot Coal Corp. Senior Unsecured (d)
05/31/13	3.250%	115,000	13,225
Total			143,061

Other Financial Institutions 0.1%
Ares Capital Corp. Senior Unsecured (c)
06/01/16	5.125%	100,000	106,900

Other Industry 0.1%
General Cable Corp.
11/15/13	0.875%	70,000	69,650

Pharmaceuticals 0.3%
Dendreon Corp. Senior Unsecured
01/15/16	2.875%	210,000	173,702
InterMune, Inc. Senior Unsecured
09/15/18	2.500%	70,000	58,013
Savient Pharmaceuticals, Inc. Senior Unsecured
02/01/18	4.750%	85,000	21,250
Total			252,965

Railroads 0.1%
Greenbrier Companies, Inc. Senior Unsecured
04/01/18	3.500%	130,000	126,262

Retailers 0.1%
RadioShack Corp. Senior Unsecured (c)
08/01/13	2.500%	55,000	52,800
Rite Aid Corp. Senior Unsecured
05/15/15	8.500%	55,000	62,425
Total			115,225

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
Technology 0.3%
Ciena Corp. Senior Unsecured
06/15/17	0.875%	$200,000	$177,750
Digital River, Inc. Senior Unsecured
11/01/30	2.000%	100,000	98,500
Powerwave Technologies, Inc. Subordinated Notes
10/01/27	3.875%	45,000	1,716
Total			277,966

Tobacco 0.2%
Alliance One International, Inc.
07/15/14	5.500%	70,000	70,831
Vector Group Ltd. Senior Unsecured (b)
01/15/19	7.500%	50,000	56,181
Total			127,012

Transportation Services 0.1%
DryShips, Inc. Senior Unsecured
12/01/14	5.000%	100,000	85,687

Wireless 0.1%
Leap Wireless International, Inc. Senior Unsecured
07/15/14	4.500%	50,000	49,875

Total Convertible Bonds (Cost: $2,993,964)			$2,806,827

Residential Mortgage-Backed Securities - Non-Agency 0.5%
Castle Peak Loan Trust CMO Series 2011-1 Class 22A1 (c)(e)
05/25/52	6.250%	418,904	418,904
Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $417,433)			$418,904

Treasury Bills 0.9%
U.S. Treasury Bills
08/08/13	0.000%	750,000	749,592

Total Treasury Bills (Cost: $749,619)			$749,592

	Shares	Value

Money Market Funds 60.1%
Columbia Short-Term Cash Fund, 0.128% (f)(g)	49,550,441	$49,550,441
Total Money Market Funds (Cost: $49,550,441)		$49,550,441

Total Investments (Cost: $75,771,519)		$81,034,898

Investments Sold Short (9.0)%

Issuer	Shares	Value

Common Stocks (9.0)%
CONSUMER DISCRETIONARY (1.6)%
Auto Components (0.1)%
Autoliv, Inc.	(940)	(61,269)
BorgWarner, Inc. (a)	(625)	(46,506)
Total		(107,775)

Hotels, Restaurants & Leisure (0.3)%
Burger King Worldwide, Inc.	(3,475)	(63,419)
Cheesecake Factory Inc/the	(2,895)	(100,283)
Chipotle Mexican Grill, Inc. (a)	(170)	(53,854)
Wendy’s Co. (The)	(15,628)	(88,923)
Total		(306,479)

Leisure Equipment & Products (0.1)%
Hasbro, Inc.	(1,245)	(49,825)

Media (0.6)%
Cinemark Holdings, Inc.	(2,130)	(59,214)
Discovery Communications, Inc. (a)	(1,516)	(111,168)
DreamWorks Animation SKG, Inc. (a)	(3,354)	(55,677)
Grupo Televisa SAB	(3,058)	(82,046)
Omnicom Group, Inc.	(2,023)	(116,383)
Pearson PLC	(4,390)	(77,220)
Total		(501,708)

Multiline Retail (0.1)%
Kohl’s Corp.	(1,525)	(70,303)

Specialty Retail (0.3)%
Aeropostale, Inc. (a)	(5,820)	(75,776)
Guess?, Inc.	(3,050)	(84,455)
Limited Brands, Inc.	(1,550)	(70,556)
Total		(230,787)

Issuer	Shares	Value

Investments Sold Short (continued)

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Textiles, Apparel & Luxury Goods (0.1)%
Under Armour, Inc., Class A (a)	(1,682)	$(82,889)

TOTAL CONSUMER DISCRETIONARY		(1,349,766)

CONSUMER STAPLES (0.9)%
Beverages (0.2)%
Coca-Cola Co. (The)	(2,500)	(96,800)
Monster Beverage Corp. (a)	(850)	(42,866)
Total		(139,666)

Food & Staples Retailing (0.1)%
Sysco Corp.	(1,463)	(47,050)

Food Products (0.2)%
General Mills, Inc.	(2,013)	(93,101)
McCormick & Co., Inc.	(1,747)	(117,521)
Total		(210,622)

Household Products (0.3)%
Church & Dwight Co., Inc.	(1,842)	(114,130)
Clorox Co. (The)	(1,305)	(109,633)
Total		(223,763)

Tobacco (0.1)%
Reynolds American, Inc.	(2,083)	(90,985)
TOTAL CONSUMER STAPLES		(712,086)

FINANCIALS (1.7)%
Capital Markets (0.3)%
Morgan Stanley	(4,596)	(103,640)
Northern Trust Corp.	(2,450)	(130,266)
Total		(233,906)

Commercial Banks (0.3)%
KeyCorp	(7,178)	(67,401)
M&T Bank Corp.	(1,130)	(115,362)
Westamerica Bancorporation	(1,660)	(73,455)
Total		(256,218)

Insurance (0.4)%
Principal Financial Group	(1,790)	(56,582)

Issuer	Shares	Value

Investments Sold Short (continued)

Common Stocks (continued)
FINANCIALS (CONTINUED)

Insurance (continued)
Progressive Corp. (The)	(3,085)	$(75,151)
WR Berkley Corp.	(2,000)	(83,000)
XL Group PLC	(3,110)	(89,070)
Total		(303,803)

Real Estate Investment Trusts (REITs) (0.7)%
Ashford Hospitality Trust, Inc.	(4,485)	(52,788)
BRE Properties, Inc.	(1,176)	(57,165)
Health Care REIT, Inc.	(970)	(62,216)
Healthcare Realty Trust, Inc.	(2,955)	(78,603)
Mack-cali Realty Corp.	(2,100)	(59,598)
Parkway Properties, Inc.	(6,980)	(118,032)
Regency Centers Corp.	(1,517)	(78,702)
Washington Real Estate Investment Trust	(2,763)	(76,508)
Total		(583,612)
TOTAL FINANCIALS		(1,377,539)

HEALTH CARE (1.7)%
Biotechnology (0.5)%
Cubist Pharmaceuticals, Inc. (a)	(915)	(38,823)
Elan Corp. PLC	(3,590)	(40,711)
Immunogen, Inc.	(5,474)	(83,041)
Incyte Corp., Ltd.	(2,806)	(62,293)
Isis Pharmaceuticals, Inc.	(3,605)	(52,993)
Pharmacyclics, Inc. (a)	(620)	(54,424)
Theravance, Inc.	(2,069)	(41,980)
Total		(374,265)

Health Care Equipment & Supplies (0.2)%
Becton Dickinson and Co.	(879)	(77,405)
CR Bard, Inc.	(880)	(86,988)
Stryker Corp.	(598)	(38,200)
Total		(202,593)

Health Care Providers & Services (0.3)%
Laboratory Corp. of America Holdings (a)	(1,200)	(106,320)
LifePoint Hospitals, Inc. (a)	(1,886)	(83,154)
WellPoint, Inc.	(870)	(54,096)
Total		(243,570)

Issuer	Shares	Value

Investments Sold Short (continued)

Common Stocks (continued)
HEALTH CARE (CONTINUED)

Life Sciences Tools & Services (0.2)%
Mettler-Toledo International, Inc. (a)	(235)	$(50,008)
QIAGEN NV (a)	(4,500)	(96,525)
Total		(146,533)

Pharmaceuticals (0.5)%
Bristol-Myers Squibb Co.	(2,730)	(100,928)
Eli Lilly & Co.	(1,844)	(100,793)
GlaxoSmithKline PLC	(2,085)	(91,803)
Novartis AG	(1,451)	(98,378)
Total		(391,902)
TOTAL HEALTH CARE		(1,358,863)

INDUSTRIALS (1.1)%

Aerospace & Defense (0.1)%
Lockheed Martin Corp.	(665)	(58,520)

Air Freight & Logistics (0.1)%
Expeditors International of Washington, Inc.	(2,140)	(83,139)

Building Products (0.1)%
Armstrong World Industries, Inc.	(705)	(36,047)
Masco Corp.	(5,126)	(98,727)
Total		(134,774)

Commercial Services & Supplies (0.2)%
Cintas Corp.	(1,846)	(81,039)
Iron Mountain, Inc.	(1,805)	(62,273)
Waste Management, Inc.	(1,835)	(68,482)
Total		(211,794)

Construction & Engineering (0.1)%
Jacobs Engineering Group, Inc. (a)	(1,706)	(83,321)

Machinery (0.2)%
Deere & Co.	(430)	(37,767)
PACCAR, Inc.	(2,052)	(97,326)
Total		(135,093)

Road & Rail (0.2)%
Con-way, Inc.	(2,160)	(75,924)

Issuer	Shares	Value

Investments Sold Short (continued)

Common Stocks (continued)
INDUSTRIALS (CONTINUED)

Road & Rail (continued)

Kansas City Southern	(997)	$(102,661)
Total		(178,585)

Trading Companies & Distributors (0.1)%
Fastenal Co.	(1,125)	(58,084)
TOTAL INDUSTRIALS		(943,310)

INFORMATION TECHNOLOGY (1.5)%

Computers & Peripherals (0.2)%
Hewlett-Packard Co.	(4,985)	(100,398)
Lexmark International, Inc.	(2,961)	(65,201)
Total		(165,599)

Electronic Equipment, Instruments & Components (0.1)%
Dolby Laboratories Inc-cl A	(1,160)	(36,981)

IT Services (0.3)%
Computer Sciences Corp.	(2,726)	(130,930)
Paychex, Inc.	(2,898)	(95,924)
Saic, Inc.	(4,659)	(55,069)
Total		(281,923)

Semiconductors & Semiconductor Equipment (0.5)%
International Rectifier Corp. (a)	(4,355)	(91,542)
Teradyne, Inc. (a)	(5,395)	(90,420)
Texas Instruments, Inc.	(2,476)	(85,100)
Triquint Semiconductor, Inc. (a)	(12,470)	(58,609)
Xilinx, Inc.	(1,625)	(60,564)
Total		(386,235)

Software (0.4)%
Adobe Systems, Inc. (a)	(2,692)	(105,796)
ANSYS, Inc. (a)	(1,373)	(104,073)
Concur Technologies, Inc. (a)	(732)	(51,386)
SAP AG, ADR	(1,195)	(93,449)
Total		(354,704)
TOTAL INFORMATION TECHNOLOGY		(1,225,442)

Issuer	Shares	Value

Investments Sold Short (continued)

Common Stocks (continued)
MATERIALS (0.3)%
Chemicals —%
Praxair, Inc.	(372)	$(42,055)

Construction Materials (0.1)%
Martin Marietta Materials, Inc.	(723)	(70,225)

Metals & Mining (0.1)%
Alcoa, Inc.	(6,075)	(51,759)

Paper & Forest Products (0.1)%
MeadWestvaco Corp.	(2,820)	(100,702)
TOTAL MATERIALS		(264,741)

Issuer	Shares	Value

Investments Sold Short (continued)

Common Stocks (continued)
UTILITIES (0.2)%

Electric Utilities (0.1)%
Southern Co. (The)	(1,276)	$(57,433)

Multi-Utilities (0.1)%
Consolidated Edison, Inc.	(865)	(51,035)
Integrys Energy Group, Inc.	(958)	(54,194)
Total		(105,229)
TOTAL UTILITIES		(162,662)
Total Common Stocks (Proceeds: $6,538,268)		$(7,394,409)
Total Investments Sold Short (Proceeds: $6,538,268)		$(7,394,409)
Total Investments, Net of Investments Sold Short(h)		73,640,489(i)
Other Assets & Liabilities, Net		8,845,550
Net Assets		$82,486,039

Investments in Derivatives Futures Contracts Outstanding at February 28, 2013

At February 28, 2013, $2,803,009 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

	Number of Contracts	Notional	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Market Value ($)	Date	Appreciation ($)	Depreciation ($)
3-Month Euro Euribor	167	54,389,502	September 2013	70,979	—
3-Month Euro Swiss Franc	(113)	(30,148,805)	September 2013	—	(27,525)
3-Month Euroyen	(75)	(20,190,293)	September 2013	728	—
90-Day Eurodollar	(104)	(25,914,200)	September 2013	—	(2,850)
90-Day Sterling	(68)	(12,839,478)	September 2013	—	(15,077)
Australia Treasury Bond, 10-year	24	2,370,092	March 2013	—	(314)
Canadian Bank Acceptance	(70)	(16,766,061)	September 2013	—	(16,164)
Canadian Treasury Bond, 10-year	(62)	(8,054,439)	June 2013	—	(71,398)
CAC40-10 Euro	20	972,112	March 2013	2,923	—
CBOE VIX Index - March	(45)	(726,750)	March 2013	—	(42,867)
CBOE VIX Index - April	(72)	(1,202,400)	April 2013	—	(60,037)
CBOE VIX Index - May	47	801,350	May 2013	—	(7,773)
DAX Index	3	758,900	March 2013	2,816	—
Euro-Bund	14	2,650,083	March 2013	—	(937)
Euro STOXX 50	(4)	(137,605)	March 2013	—	(1,209)
FTSE 100 Index	2	192,923	March 2013	—	(537)
Hang Seng Index	(3)	(444,298)	March 2013	—	(7,957)
IBEX-35 Index	3	322,732	March 2013	2,763	—
Japanese Government Bond, 10-year	(30)	(4,692,742)	March 2013	—	(20,966)
Long Gilt	4	708,098	June 2013	8,588	—
MSCI Singapore Index	26	1,550,258	March 2013	—	(776)
OMXS 30 Index	57	1,054,748	March 2013	2,694	—
SPI 200 Index	1	129,852	March 2013	891	—
S&P 500 Emini Index	(228)	(17,251,620)	March 2013	—	(1,172,479)
S&P 500 Index	(3)	(1,134,975)	March 2013	6,890	—
S&P/TSE 60 Index	(13)	(1,859,898)	March 2013	—	(14,096)
TOPIX Index	5	523,789	March 2013	799	—
U.S. Long Bond, 30-year	(5)	(718,906)	June 2013	2,686	—
Total				102,757	(1,462,962)

Interest Rate Swap Contracts Outstanding at February 28, 2013

Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Fixed Rate (%)	Expiration Date	Notional Amount		Unrealized Appreciation ($)	Unrealized Depreciation ($)
JPMorgan Chase Bank	6-Month CHF LIBOR-BBA	Receive	0.9400	October 26, 2022	CHF	24,600,000	264,988	—
Citibank	6-Month NOK NIBOR-NIBR	Pay	3.2600	January 21, 2023	NOK	151,700,000	—	(30,973)
Total							264,988	(30,973)

Forward Foreign Currency Exchange Contracts Open at February 28, 2013

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citigroup Global Markets, Inc.	March 8, 2013	17,427,547	18,242,843	447,069	—
		(AUD)	(USD)
Wells Fargo Bank	March 8, 2013	85,874	89,584	1,895	—
		(AUD)	(USD)
Citigroup Global Markets, Inc.	March 8, 2013	5,018,247	5,010,301	144,569	—
		(CAD)	(USD)
HSBC Securities (USA), Inc.	March 8, 2013	9,872,642	9,862,341	289,748	—
		(CAD)	(USD)
HSBC Securities (USA), Inc.	March 8, 2013	12,536,720	13,557,195	181,231	—
		(CHF)	(USD)
Citigroup Global Markets, Inc.	March 8, 2013	19,393,421	25,799,886	480,066	—
		(EUR)	(USD)
Citigroup Global Markets, Inc.	March 8, 2013	1,100,000	1,435,599	—	(548)
		(EUR)	(USD)
HSBC Securities (USA), Inc.	March 8, 2013	9,581,497	12,579,439	69,950	—
		(EUR)	(USD)
Citigroup Global Markets, Inc.	March 8, 2013	9,194,762	14,424,289	475,693	—
		(GBP)	(USD)
HSBC Securities (USA), Inc.	March 8, 2013	11,139,652	17,703,056	804,032	—
		(GBP)	(USD)
Wells Fargo Bank	March 8, 2013	503,464	807,405	43,643	—
		(GBP)	(USD)
Citigroup Global Markets, Inc.	March 8, 2013	224,400,000	2,394,213	—	(26,823)
		(JPY)	(USD)
Citigroup Global Markets, Inc.	March 8, 2013	2,070,500,731	23,367,450	1,028,962	—
		(JPY)	(USD)
Wells Fargo Bank	March 8, 2013	47,314,135	542,344	31,875	—
		(JPY)	(USD)
Citigroup Global Markets, Inc.	March 8, 2013	43,175,418	7,690,290	170,501	—
		(NOK)	(USD)
HSBC Securities (USA), Inc.	March 8, 2013	59,100,000	10,647,104	353,757	—
		(NOK)	(USD)
Citigroup Global Markets, Inc.	March 8, 2013	14,568,321	12,097,063	56,719	—
		(NZD)	(USD)
Citigroup Global Markets, Inc.	March 8, 2013	29,308,423	4,460,917	—	(70,385)
		(SEK)	(USD)
Wells Fargo Bank	March 8, 2013	10,307,600	1,571,496	—	(22,138)
		(SEK)	(USD)
HSBC Securities (USA), Inc.	March 8, 2013	35,359,642	28,788,318	235,667	—
		(SGD)	(USD)
HSBC Securities (USA), Inc.	March 8, 2013	4,346,731	3,506,200	—	(3,753)
		(SGD)	(USD)
Citigroup Global Markets, Inc.	March 8, 2013	7,869,585	7,598,890	—	(110,139)
		(USD)	(AUD)
HSBC Securities (USA), Inc.	March 8, 2013	11,760,829	11,332,353	—	(189,034)
		(USD)	(AUD)
Citigroup Global Markets, Inc.	March 8, 2013	1,447,193	1,457,687	—	(33,808)
		(USD)	(CAD)
HSBC Securities (USA), Inc.	March 8, 2013	7,909,795	7,905,732	—	(244,333)
		(USD)	(CAD)
Wells Fargo Bank	March 8, 2013	623,589	631,664	—	(11,122)
		(USD)	(CAD)
Citigroup Global Markets, Inc.	March 8, 2013	12,563,582	11,535,850	—	(255,488)
		(USD)	(CHF)

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
HSBC Securities (USA), Inc.	March 8, 2013	3,180,643	2,946,226	—	(37,187)
		(USD)	(CHF)
Citigroup Global Markets, Inc.	March 8, 2013	20,290	15,548	9	—
		(USD)	(EUR)
Citigroup Global Markets, Inc.	March 8, 2013	14,117,570	10,610,214	—	(265,002)
		(USD)	(EUR)
HSBC Securities (USA), Inc.	March 8, 2013	19,168,386	14,617,988	—	(83,313)
		(USD)	(EUR)
Wells Fargo Bank	March 8, 2013	1,821,292	1,392,851	—	(2,802)
		(USD)	(EUR)
Citigroup Global Markets, Inc.	March 8, 2013	507,196	335,865	2,316	—
		(USD)	(GBP)
Citigroup Global Markets, Inc.	March 8, 2013	4,863,732	3,074,601	—	(199,515)
		(USD)	(GBP)
HSBC Securities (USA), Inc.	March 8, 2013	6,356,549	4,200,000	14,916	—
		(USD)	(GBP)
HSBC Securities (USA), Inc.	March 8, 2013	18,021,890	11,521,066	—	(544,256)
		(USD)	(GBP)
Citigroup Global Markets, Inc.	March 8, 2013	2,091,085	195,056,962	13,371	—
		(USD)	(JPY)
Citigroup Global Markets, Inc.	March 8, 2013	305,025	28,100,772	—	(1,848)
		(USD)	(JPY)
HSBC Securities (USA), Inc.	March 8, 2013	9,795,439	914,490,626	70,936	—
		(USD)	(JPY)
HSBC Securities (USA), Inc.	March 8, 2013	14,002,860	1,248,000,000	—	(538,276)
		(USD)	(JPY)
Wells Fargo Bank	March 8, 2013	230,356	20,362,201	—	(10,670)
		(USD)	(JPY)
Citigroup Global Markets, Inc.	March 8, 2013	11,765,721	66,823,312	—	(269,219)
		(USD)	(NOK)
HSBC Securities (USA), Inc.	March 8, 2013	5,802,720	32,398,046	—	(160,007)
		(USD)	(NOK)
Wells Fargo Bank	March 8, 2013	32,704	183,566	—	(732)
		(USD)	(NOK)
Citigroup Global Markets, Inc.	March 8, 2013	4,485,172	5,361,891	—	(53,706)
		(USD)	(NZD)
HSBC Securities (USA), Inc.	March 8, 2013	231,343	280,741	682	—
		(USD)	(NZD)
HSBC Securities (USA), Inc.	March 8, 2013	8,676,967	10,326,719	—	(142,197)
		(USD)	(NZD)
Wells Fargo Bank	March 8, 2013	1,237,411	1,488,346	—	(7,331)
		(USD)	(NZD)
Citigroup Global Markets, Inc.	March 8, 2013	2,082,166	13,271,050	—	(30,363)
		(USD)	(SEK)
HSBC Securities (USA), Inc.	March 8, 2013	3,056,105	19,997,200	35,612	—
		(USD)	(SEK)
HSBC Securities (USA), Inc.	March 8, 2013	4,014,326	25,506,165	—	(70,883)
		(USD)	(SEK)
Citigroup Global Markets, Inc.	March 8, 2013	1,808,811	2,244,186	3,353	—
		(USD)	(SGD)
Citigroup Global Markets, Inc.	March 8, 2013	17,559,162	21,691,110	—	(43,751)
		(USD)	(SGD)
HSBC Securities (USA), Inc.	March 8, 2013	4,736,393	5,860,714	—	(3,908)
		(USD)	(SGD)
Wells Fargo Bank	March 8, 2013	140,518	172,837	—	(953)
		(USD)	(SGD)
HSBC Securities (USA), Inc.	March 25, 2013	5,379,000	5,789,474	49,278	—
		(CHF)	(USD)

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citigroup Global Markets, Inc.	March 25, 2013	11,000,000	14,558,655	182,321	—
		(EUR)	(USD)
HSBC Securities (USA), Inc.	March 25, 2013	3,788,000	5,777,723	31,826	—
		(GBP)	(USD)
HSBC Securities (USA), Inc.	March 25, 2013	1,920,000	2,911,450	—	(938)
		(GBP)	(USD)
Standard Chartered Bank	March 25, 2013	14,412,728	14,088,000	—	(46,307)
		(USD)	(AUD)
Citigroup Global Markets, Inc.	March 25, 2013	8,708,649	49,422,000	—	(106,463)
		(USD)	(NOK)
Standard Chartered Bank	March 25, 2013	5,797,616	6,957,000	—	(54,498)
		(USD)	(NZD)
Total				5,219,997	(3,641,696)

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	Variable rate security.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2013, the value of these securities amounted to $732,703 or 0.89% of net assets.

(d)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At February 28, 2013, the value of these securities amounted to $13,225, which represents 0.02% of net assets.

(e)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(f)	The rate shown is the seven-day current annualized yield at February 28, 2013.
(g)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain/ Loss ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	57,140,911	92,121,206	(99,711,676)	—	49,550,441	59,934	49,550,441

(h)

At February 28, 2013, the cost of securities for federal income tax purposes was approximately $69,233,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$5,883,000
Unrealized Depreciation	(1,476,000)
Net Unrealized Appreciation	$4,407,000

(i)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt
CMO	Collateralized Mortgage Obligation

Currency Legend

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation in the most recent Semiannual Report dated November 30, 2012.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	3,783,670	—	—	3,783,670
Consumer Staples	2,483,184	—	—	2,483,184
Energy	1,874,442	—	—	1,874,442
Financials	4,112,341	—	—	4,112,341
Health Care	4,517,544	—	—	4,517,544
Industrials	2,689,993	—	—	2,689,993
Information Technology	5,051,486	—	—	5,051,486
Materials	930,832	—	—	930,832
Telecommunication Services	536,855	—	—	536,855
Utilities	590,883	—	—	590,883
Common Stocks - Investments Sold Short
Consumer Discretionary	(1,349,766)	—	—	(1,349,766)
Consumer Staples	(712,086)	—	—	(712,086)
Financials	(1,377,539)	—	—	(1,377,539)
Health Care	(1,358,863)	—	—	(1,358,863)
Industrials	(943,310)	—	—	(943,310)
Information Technology	(1,225,442)	—	—	(1,225,442)
Materials	(264,741)	—	—	(264,741)
Utilities	(162,662)	—	—	(162,662)
Convertible Preferred Stocks
Consumer Discretionary	17,752	—	—	17,752
Consumer Staples	—	63,330	—	63,330
Energy	49,657	48,119	—	97,776
Financials	160,078	176,987	—	337,065
Industrials	58,250	94,325	—	152,575
Information Technology	32,570	76,713	—	109,283
Utilities	—	160,123	—	160,123
Total Equity Securities	19,495,128	619,597	—	20,114,725

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Convertible Bonds	—	2,806,827	—	2,806,827
Residential Mortgage-Backed Securities - Non-Agency	—	—	418,904	418,904
Total Bonds	—	2,806,827	418,904	3,225,731
Short-Term Securities
Treasury Bills	749,592	—	—	749,592
Total Short-Term Securities	749,592	—	—	749,592
Other
Money Market Funds	49,550,441	—	—	49,550,441
Total Other	49,550,441	—	—	49,550,441
Investments in Securities	69,795,161	3,426,424	418,904	73,640,489
Derivatives
Assets
Futures Contracts	102,757	—	—	102,757
Swap Contracts	—	264,988	—	264,988
Forward Foreign Currency Exchange Contracts	5,219,997	—	—	5,219,997
Liabilities
Futures Contracts	(1,462,962)	—	—	(1,462,962)
Swap Contracts	—	(30,973)	—	(30,973)
Forward Foreign Currency Exchange Contracts	(3,641,696)	—	—	(3,641,696)
Total	70,013,257	3,660,439	418,904	74,092,600

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

Residential
Mortgage-Backed
Securities -
Non-Agency ($)
Balance as of May 31, 2012	1,377,077
Accrued discounts/premiums	—
Realized gain (loss)	3,371
Change in unrealized appreciation (depreciation)(a)	1,449
Sales	(962,993)
Purchases	—
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of February 28, 2013	418,904

(a)Change in unrealized appreciation (depreciation) relating to securities held at February 28, 2013 was $1,455.

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Residential mortgage backed securities classified as Level 3 are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Absolute Return Multi-Strategy Fund

February 28, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 35.6%
CONSUMER DISCRETIONARY 5.1%
Auto Components 0.2%
Delphi Automotive PLC (a)	2,677	$112,032
TRW Automotive Holdings Corp. (a)	4,075	239,162
Total		351,194
Automobiles 0.1%
General Motors Co. (a)	6,285	170,638
Hotels, Restaurants & Leisure 1.0%
Bally Technologies, Inc. (a)	1,978	94,450
Las Vegas Sands Corp.	6,360	327,476
McDonald’s Corp.	8,627	827,329
Wynn Resorts Ltd.	1,867	218,252
Yum! Brands, Inc.	6,173	404,208
Total		1,871,715
Household Durables 0.1%
Mohawk Industries, Inc. (a)	1,630	172,813
Internet & Catalog Retail 0.5%
Amazon.com, Inc. (a)	1,415	373,942
Liberty Interactive Corp., Class A (a)	10,004	208,884
priceline.com, Inc. (a)	514	353,416
Total		936,242
Leisure Equipment & Products 0.1%
Mattel, Inc.	3,595	146,496
Media 1.1%
Comcast Corp., Class A	6,340	252,268
DIRECTV (a)	4,134	199,135
Discovery Communications, Inc., Class A (a)	2,885	211,557
DISH Network Corp., Class A	6,630	230,724
Interpublic Group of Companies, Inc. (The)	9,690	123,838
Meredith Corp.	3,030	127,321
News Corp., Class A	4,857	139,882
Time Warner, Inc.	5,375	285,789
Viacom, Inc., Class B	7,837	458,151
Total		2,028,665
Multiline Retail 0.4%
Macy’s, Inc.	5,781	237,599
Nordstrom, Inc.	2,000	108,440
Saks, Inc. (a)	8,760	99,864

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Multiline Retail (continued)
Target Corp.	2,980	$187,621
Total		633,524
Specialty Retail 0.9%
American Eagle Outfitters, Inc.	9,275	191,807
Foot Locker, Inc.	2,590	88,552
Gap, Inc. (The)	6,465	212,828
Home Depot, Inc. (The)	5,095	349,008
Lowe’s Companies, Inc.	5,241	199,944
Pier 1 Imports, Inc.	4,289	96,374
Tiffany & Co.	2,240	150,438
TJX Companies, Inc.	3,025	136,034
Williams-Sonoma, Inc.	3,205	145,507
Total		1,570,492
Textiles, Apparel & Luxury Goods 0.7%
lululemon athletica, Inc. (a)	4,395	294,685
Michael Kors Holdings Ltd. (a)	10,438	618,764
Nike, Inc., Class B	4,843	263,750
Ralph Lauren Corp.	555	96,276
VF Corp.	565	91,112
Total		1,364,587
TOTAL CONSUMER DISCRETIONARY		9,246,366
CONSUMER STAPLES 3.3%
Beverages 0.6%
Coca-Cola Co. (The)	4,510	174,627
Diageo PLC, ADR	3,736	447,237
PepsiCo, Inc.	5,174	392,034
Total		1,013,898
Food & Staples Retailing 0.5%
CVS Caremark Corp.	4,981	254,629
Kroger Co. (The)	6,422	187,586
Wal-Mart Stores, Inc.	4,405	311,786
Walgreen Co.	4,015	164,374
Total		918,375
Food Products 0.5%
Campbell Soup Co.	4,421	181,968
ConAgra Foods, Inc.	8,530	290,958
General Mills, Inc.	3,030	140,138
Kellogg Co.	2,912	176,176
Mondelez International, Inc., Class A	4,069	112,508

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Food Products (continued)
Smithfield Foods, Inc. (a)	4,648	$103,372
Total		1,005,120
Household Products 0.6%
Kimberly-Clark Corp.	2,240	211,187
Procter & Gamble Co. (The)	12,098	921,626
Total		1,132,813
Personal Products 0.2%
Avon Products, Inc.	5,715	111,728
Estee Lauder Companies, Inc. (The), Class A	4,447	285,053
Total		396,781
Tobacco 0.9%
Altria Group, Inc.	12,665	424,911
Philip Morris International, Inc.	13,237	1,214,494
Total		1,639,405
TOTAL CONSUMER STAPLES		6,106,392
ENERGY 2.5%
Energy Equipment & Services 0.4%
FMC Technologies, Inc. (a)	8,916	462,829
Halliburton Co.	8,209	340,756
Total		803,585
Oil, Gas & Consumable Fuels 2.1%
Anadarko Petroleum Corp.	1,395	111,014
Apache Corp.	2,338	173,643
Chevron Corp.	7,792	912,833
ConocoPhillips	6,217	360,275
EOG Resources, Inc.	2,398	301,453
Exxon Mobil Corp.	10,600	949,230
Kinder Morgan, Inc.	5,460	202,402
Noble Energy, Inc.	1,579	175,001
Occidental Petroleum Corp.	2,255	185,654
Phillips 66	1,980	124,661
Royal Dutch Shell PLC, ADR	4,540	298,051
Total		3,794,217
TOTAL ENERGY		4,597,802

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS 5.5%
Capital Markets 1.2%
BlackRock, Inc.	2,699	$647,085
Franklin Resources, Inc.	3,504	494,940
Goldman Sachs Group, Inc. (The)	2,316	346,844
Invesco Ltd.	7,650	204,944
Morgan Stanley	5,384	121,409
Northern Trust Corp.	2,505	133,191
State Street Corp.	3,913	221,437
T Rowe Price Group, Inc.	1,465	104,293
Total		2,274,143
Commercial Banks 0.9%
Fifth Third Bancorp	10,535	166,874
Huntington Bancshares, Inc.	23,300	163,799
PNC Financial Services Group, Inc.	5,845	364,670
U.S. Bancorp	9,897	336,300
Wells Fargo & Co.	16,452	577,136
Total		1,608,779
Consumer Finance 0.1%
American Express Co.	3,601	223,802
Diversified Financial Services 1.1%
Bank of America Corp.	24,615	276,426
Citigroup, Inc.	9,981	418,903
CME Group, Inc.	2,160	129,211
JPMorgan Chase & Co.	22,604	1,105,788
McGraw-Hill Companies, Inc. (The)	2,360	109,858
Total		2,040,186
Insurance 1.3%
ACE Ltd.	3,445	294,168
Aflac, Inc.	3,255	162,587
Aon PLC	5,813	355,116
Berkshire Hathaway, Inc., Class B (a)	4,930	503,649
Brown & Brown, Inc.	4,680	140,400
Chubb Corp. (The)	1,555	130,667
Marsh & McLennan Companies, Inc.	9,125	338,902
MetLife, Inc.	2,270	80,449
Prudential Financial, Inc.	3,380	187,827
Unum Group	3,980	97,391
Total		2,291,156
Real Estate Investment Trusts (REITs) 0.8%
CBL & Associates Properties, Inc.	4,460	101,420
CubeSmart	11,264	166,031
Digital Realty Trust, Inc.	3,187	213,465

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Real Estate Investment Trusts (REITs) (continued)
Federal Realty Investment Trust	915	$97,182
Highwoods Properties, Inc.	4,558	166,367
Lexington Realty Trust	11,312	129,636
Post Properties, Inc.	3,745	178,786
Public Storage	650	98,287
Simon Property Group, Inc.	1,733	275,304
Taubman Centers, Inc.	1,720	131,959
Total		1,558,437
Thrifts & Mortgage Finance 0.1%
People’s United Financial, Inc.	7,070	92,617
TOTAL FINANCIALS		10,089,120
HEALTH CARE 6.0%
Biotechnology 1.6%
Alexion Pharmaceuticals, Inc. (a)	4,523	392,325
Amarin Corp. PLC, ADR (a)	8,252	66,759
Amgen, Inc.	3,555	324,963
Biogen Idec, Inc. (a)	1,784	296,751
Celgene Corp. (a)	6,215	641,264
Dynavax Technologies Corp. (a)	26,730	54,529
Gilead Sciences, Inc. (a)	13,293	567,744
Infinity Pharmaceuticals, Inc. (a)	2,660	109,831
Onyx Pharmaceuticals, Inc. (a)	1,275	96,020
Puma Biotechnology, Inc. (a)	3,490	89,728
Sarepta Therapeutics, Inc. (a)	2,215	64,833
Sunesis Pharmaceuticals, Inc. (a)	11,505	60,056
Vertex Pharmaceuticals, Inc. (a)	3,986	186,624
Total		2,951,427
Health Care Equipment & Supplies 1.1%
Abbott Laboratories	12,952	437,648
Baxter International, Inc.	3,059	206,789
Boston Scientific Corp. (a)	15,285	112,956
Covidien PLC	5,603	356,183
Edwards Lifesciences Corp. (a)	4,595	394,848
Hologic, Inc. (a)	7,535	164,489
Insulet Corp. (a)	4,460	100,662
St. Jude Medical, Inc.	2,266	92,906
Zimmer Holdings, Inc.	2,298	172,258
Total		2,038,739
Health Care Providers & Services 0.8%
Aetna, Inc.	3,630	171,300
Cardinal Health, Inc.	5,320	245,837

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Providers & Services (continued)
CIGNA Corp.	6,684	$390,747
Express Scripts Holding Co. (a)	5,525	314,428
McKesson Corp.	2,303	244,417
Total		1,366,729
Life Sciences Tools & Services 0.1%
Thermo Fisher Scientific, Inc.	3,505	258,669
Pharmaceuticals 2.4%
AbbVie, Inc.	6,620	244,410
Actavis, Inc. (a)	1,740	148,178
Allergan, Inc.	2,898	314,201
Bristol-Myers Squibb Co.	13,335	492,995
Jazz Pharmaceuticals PLC (a)	1,870	108,797
Johnson & Johnson	13,851	1,054,200
Merck & Co., Inc.	9,585	409,567
Mylan, Inc. (a)	5,575	165,076
Novo Nordisk A/S, ADR	1,043	182,525
Pfizer, Inc.	33,415	914,568
Roche Holding AG, ADR	1,975	113,306
Salix Pharmaceuticals Ltd. (a)	1,860	90,861
Teva Pharmaceutical Industries Ltd., ADR	4,795	179,333
Total		4,418,017
TOTAL HEALTH CARE		11,033,581
INDUSTRIALS 3.6%
Aerospace & Defense 1.2%
Boeing Co. (The)	5,035	387,191
General Dynamics Corp.	2,113	143,621
Honeywell International, Inc.	7,682	538,508
L-3 Communications Holdings, Inc.	2,125	162,074
Precision Castparts Corp.	1,689	315,151
Raytheon Co.	6,750	368,347
United Technologies Corp.	3,371	305,244
Total		2,220,136
Air Freight & Logistics 0.2%
FedEx Corp.	2,597	273,802
United Parcel Service, Inc., Class B	1,200	99,180
Total		372,982
Airlines 0.1%
Delta Air Lines, Inc. (a)	16,175	230,817

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Commercial Services & Supplies 0.3%
ADT Corp. (The)	1,833	$87,782
Tyco International Ltd.	5,353	171,350
Waste Connections, Inc.	3,087	105,606
Waste Management, Inc.	3,450	128,754
Total		493,492
Construction & Engineering 0.2%
Foster Wheeler AG (a)	4,955	119,217
MasTec, Inc. (a)	6,675	200,851
Total		320,068
Electrical Equipment 0.2%
Eaton Corp. PLC	2,614	161,990
Emerson Electric Co.	2,085	118,219
Rockwell Automation, Inc.	1,600	144,544
Total		424,753
Industrial Conglomerates 0.2%
General Electric Co.	15,320	355,731
Machinery 0.5%
Caterpillar, Inc.	2,305	212,913
Deere & Co.	1,090	95,735
Dover Corp.	4,170	305,869
Illinois Tool Works, Inc.	1,475	90,712
Parker Hannifin Corp.	1,545	145,972
Total		851,201
Professional Services 0.3%
Dun & Bradstreet Corp. (The)	2,256	181,834
Nielsen Holdings NV (a)	9,076	305,770
Total		487,604
Road & Rail 0.3%
JB Hunt Transport Services, Inc.	2,125	147,730
Norfolk Southern Corp.	1,889	137,991
Union Pacific Corp.	2,371	325,088
Total		610,809
Trading Companies & Distributors 0.1%
Fastenal Co.	4,319	222,990
TOTAL INDUSTRIALS		6,590,583

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY 6.8%
Communications Equipment 0.8%
Cisco Systems, Inc.	18,670	$389,270
F5 Networks, Inc. (a)	1,265	119,454
QUALCOMM, Inc.	13,072	857,915
Total		1,366,639
Computers & Peripherals 1.2%
Apple, Inc.	1,879	829,391
EMC Corp. (a)	36,085	830,316
Hewlett-Packard Co.	15,635	314,889
NCR Corp. (a)	7,566	208,670
Total		2,183,266
Internet Software & Services 1.3%
Baidu, Inc., ADR (a)	3,551	322,289
eBay, Inc. (a)	8,253	451,274
Facebook, Inc., Class A (a)	13,554	369,346
Google, Inc., Class A (a)	1,070	857,284
LinkedIn Corp., Class A (a)	2,366	397,914
Total		2,398,107
IT Services 1.5%
Accenture PLC, Class A	7,511	558,518
Automatic Data Processing, Inc.	2,805	172,115
Cognizant Technology Solutions Corp., Class A (a)	3,979	305,468
International Business Machines Corp.	4,697	943,298
Mastercard, Inc., Class A	927	480,019
Visa, Inc., Class A	2,105	333,937
Total		2,793,355
Semiconductors & Semiconductor Equipment 0.8%
Analog Devices, Inc.	3,885	175,680
Avago Technologies Ltd.	3,181	108,854
Intel Corp.	13,325	277,826
KLA-Tencor Corp.	7,105	389,070
Maxim Integrated Products, Inc.	5,695	177,570
Skyworks Solutions, Inc. (a)	10,534	224,374
Texas Instruments, Inc.	4,195	144,182
Total		1,497,556
Software 1.2%
Activision Blizzard, Inc.	7,115	101,744
Autodesk, Inc. (a)	5,189	190,540
Check Point Software Technologies Ltd. (a)	3,358	176,329

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Software (continued)
Citrix Systems, Inc. (a)	3,545	$251,340
Electronic Arts, Inc. (a)	8,189	143,553
Microsoft Corp.	27,362	760,664
Oracle Corp.	5,572	190,897
Salesforce.com, Inc. (a)	2,082	352,316
Total		2,167,383
TOTAL INFORMATION TECHNOLOGY		12,406,306
MATERIALS 1.3%
Chemicals 1.0%
Celanese Corp., Class A	2,920	136,802
Dow Chemical Co. (The)	11,568	366,937
EI du Pont de Nemours & Co.	3,965	189,924
LyondellBasell Industries NV, Class A	2,115	123,981
Monsanto Co.	2,938	296,826
Mosaic Co. (The)	2,680	156,887
RPM International, Inc.	3,555	108,108
Sherwin-Williams Co. (The)	2,785	450,028
Total		1,829,493
Containers & Packaging 0.1%
Sonoco Products Co.	2,965	94,198
Metals & Mining 0.1%
BHP Billiton Ltd., ADR	1,080	80,849
Freeport-McMoRan Copper & Gold, Inc.	3,518	112,294
Total		193,143
Paper & Forest Products 0.1%
International Paper Co.	3,855	169,659
TOTAL MATERIALS		2,286,493
TELECOMMUNICATION SERVICES 0.7%
Diversified Telecommunication Services 0.6%
AT&T, Inc.	14,175	509,024
Verizon Communications, Inc.	12,940	602,098
Total		1,111,122
Wireless Telecommunication Services 0.1%
Sprint Nextel Corp. (a)	15,016	87,093

Issuer	Shares	Value

Common Stocks (continued)
TELECOMMUNICATION SERVICES (CONTINUED)
Wireless Telecommunication Services (continued)
Vodafone Group PLC, ADR	4,980	$125,197
Total		212,290
TOTAL TELECOMMUNICATION SERVICES		1,323,412
UTILITIES 0.8%
Electric Utilities 0.3%
American Electric Power Co., Inc.	3,045	142,475
Duke Energy Corp.	1,385	95,911
NextEra Energy, Inc.	1,110	79,776
Northeast Utilities	3,075	127,643
Westar Energy, Inc.	2,985	92,595
Total		538,400
Multi-Utilities 0.5%
CMS Energy Corp.	4,520	120,277
Dominion Resources, Inc.	1,675	93,800
DTE Energy Co.	3,547	236,940
Public Service Enterprise Group, Inc.	6,000	195,540
Sempra Energy	2,155	167,573
Wisconsin Energy Corp.	2,900	119,770
Total		933,900
TOTAL UTILITIES		1,472,300
Total Common Stocks (Cost: $52,920,035)		$65,152,355

Convertible Preferred Stocks 1.5%
CONSUMER DISCRETIONARY —%
Automobiles —%
General Motors Co., 4.750%	1,042	43,524
TOTAL CONSUMER DISCRETIONARY		43,524
CONSUMER STAPLES 0.1%
Food Products 0.1%
Bunge Ltd., 4.875%	1,300	137,215
TOTAL CONSUMER STAPLES		137,215
ENERGY 0.1%
Oil, Gas & Consumable Fuels 0.1%
Apache Corp., 6.000%	2,050	88,519

Issuer	Shares	Value

Convertible Preferred Stocks (continued)
ENERGY (CONTINUED)
Oil, Gas & Consumable Fuels (continued)
Penn Virginia Corp., 6.000%	960	$83,990
Total		172,509
TOTAL ENERGY		172,509
FINANCIALS 0.6%
Commercial Banks 0.1%
Fifth Third Bancorp, 8.500%	645	92,267
Wells Fargo & Co., 7.500%	130	164,840
Total		257,107
Diversified Financial Services 0.3%
AMG Capital Trust II, 5.150%	4,500	232,875
Bank of America Corp., 7.250%	200	240,000
Total		472,875
Real Estate Investment Trusts (REITs) 0.2%
Alexandria Real Estate Equities, Inc., 7.000%	10,000	271,250
Health Care REIT, Inc., 6.500%	2,300	138,460
Total		409,710
TOTAL FINANCIALS		1,139,692
INDUSTRIALS 0.2%
Aerospace & Defense 0.1%
United Technologies Corp., 7.500%	2,400	139,800
Airlines 0.1%
Continental Airlines Finance Trust II, 6.000%	5,500	235,813
TOTAL INDUSTRIALS		375,613
INFORMATION TECHNOLOGY 0.2%
Communications Equipment 0.1%
Lucent Technologies Capital Trust I, 7.750%	200	180,500
IT Services 0.1%
Unisys Corp., 6.250%	1,300	84,682
TOTAL INFORMATION TECHNOLOGY		265,182

Issuer	Shares	Value

Convertible Preferred Stocks (continued)
UTILITIES 0.3%
Electric Utilities 0.2%
NextEra Energy, Inc., 5.599%	4,000	$209,520
PPL Corp., 8.750%	4,000	219,440
Total		428,960
Multi-Utilities 0.1%
CenterPoint Energy, Inc., 0.283% (a)(b)	2,300	99,331
TOTAL UTILITIES		528,291
Total Convertible Preferred Stocks (Cost: $2,386,770)		$2,662,026

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds 3.6%
Airlines 0.1%
United Continental Holdings, Inc.
06/30/21	4.500%	135,000	134,295
Automotive 0.1%
Navistar International Corp. Senior Subordinated Notes
10/15/14	3.000%	140,000	131,950
Banking 0.1%
Walter Investment Management Corp. Senior Subordinated Notes
11/01/19	4.500%	86,000	96,266
Brokerage 0.1%
Janus Capital Group, Inc. Senior Unsecured
07/15/14	3.250%	150,000	158,813
Building Materials 0.1%
Cemex SAB de CV Subordinated Notes
03/15/15	4.875%	195,000	227,175
Consumer Cyclical Services 0.1%
Live Nation Entertainment, Inc. Senior Unsecured
07/15/27	2.875%	200,000	200,750

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
Diversified Manufacturing 0.2%
GT Advanced Technologies, Inc. Senior Unsecured
10/01/17	3.000%	$126,000	$94,579
Sterlite Industries India Ltd. Senior Unsecured
10/30/14	4.000%	230,000	224,825
Total			319,404
Food and Beverage 0.1%
Chiquita Brands International, Inc. Senior Unsecured
08/15/16	4.250%	240,000	208,500
Gaming 0.1%
MGM Resorts International
04/15/15	4.250%	170,000	182,963
Health Care 0.5%
Alere, Inc. Senior Subordinated Notes
05/15/16	3.000%	140,000	134,488
Illumina, Inc. Senior Unsecured (c)
03/15/16	0.250%	195,000	185,616
Integra Life Sciences Holdings Corp.
12/15/16	1.625%	165,000	169,877
NuVasive, Inc. Senior Unsecured
07/01/17	2.750%	115,000	109,336
Omnicare, Inc.
12/15/35	3.250%	250,001	250,625
WebMD Health Corp. Senior Unsecured
01/31/18	2.500%	150,000	134,906
Total			984,848
Independent Energy 0.3%
Chesapeake Energy Corp.
12/15/38	2.250%	350,000	307,562
Endeavour International Corp.
07/15/16	5.500%	75,000	36,188
Goodrich Petroleum Corp. Senior Unsecured
10/01/29	5.000%	250,000	244,531
Total			588,281

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
Lodging 0.2%
Home Inns & Hotels Management, Inc. Senior Unsecured
12/15/15	2.000%	$130,000	$115,944
Morgans Hotel Group Co. Senior Subordinated Notes
10/15/14	2.375%	200,000	188,500
Total			304,444
Media Non-Cable 0.1%
Cenveo Corp. (c)
05/15/17	7.000%	150,000	128,310
Metals 0.2%
Jaguar Mining, Inc. Senior Unsecured (c)
11/01/14	4.500%	200,000	79,875
James River Coal Co. Senior Unsecured
12/01/15	4.500%	290,000	106,240
Molycorp, Inc. Senior Unsecured
06/15/16	3.250%	190,000	117,800
Total			303,915
Other Financial Institutions 0.1%
Ares Capital Corp. Senior Unsecured (c)
06/01/16	5.125%	200,000	213,800
Other Industry 0.1%
General Cable Corp.
11/15/13	0.875%	180,000	179,100
Pharmaceuticals 0.3%
Dendreon Corp. Senior Unsecured
01/15/16	2.875%	490,000	405,305
InterMune, Inc. Senior Unsecured
09/15/18	2.500%	180,000	149,175
Savient Pharmaceuticals, Inc. Senior Unsecured
02/01/18	4.750%	215,000	53,750
Total			608,230
Railroads 0.1%
Greenbrier Companies, Inc. Senior Unsecured
04/01/18	3.500%	300,000	291,375

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
Retailers 0.1%
RadioShack Corp. Senior Unsecured (c)
08/01/13	2.500%	$145,000	$139,200
Rite Aid Corp. Senior Unsecured
05/15/15	8.500%	95,000	107,825
Total			247,025
Technology 0.3%
Alcatel-Lucent U.S.A., Inc.
06/15/25	2.875%	160,000	160,200
Ciena Corp. Senior Unsecured
06/15/17	0.875%	300,000	266,625
Digital River, Inc. Senior Unsecured
11/01/30	2.000%	150,000	147,750
Powerwave Technologies, Inc. Subordinated Notes (d)
10/01/27	3.875%	155,000	5,909
Total			580,484
Tobacco 0.1%
Alliance One International, Inc.
07/15/14	5.500%	180,000	182,137
Vector Group Ltd. Senior Unsecured (b)
01/15/19	7.500%	90,000	101,126
Total			283,263
Transportation Services 0.1%
DryShips, Inc. Senior Unsecured
12/01/14	5.000%	250,000	214,219
Wireless 0.1%
Leap Wireless International, Inc. Senior Unsecured
07/15/14	4.500%	100,000	99,750
Total Convertible Bonds (Cost: $6,829,485)			$6,687,160

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency 0.3%
Castle Peak Loan Trust CMO Series 2011-1 Class 22A1 (c)(e)
05/25/52	6.250%	$608,596	$608,596
Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $606,459)			$608,596

		Shares	Value

Money Market Funds 58.4%
Columbia Short-Term Cash Fund, 0.128% (f)(g)		106,929,374	$106,929,374
Total Money Market Funds (Cost: $106,929,374)			$106,929,374
Total Investments (Cost: $169,672,123)			$182,039,511

Investments Sold Short (9.9)%

Issuer	Shares	Value

Common Stocks (9.9)%
CONSUMER DISCRETIONARY (1.8)%
Auto Components (0.1)%
Autoliv, Inc.	(2,295)	(149,588)
BorgWarner, Inc. (a)	(1,545)	(114,964)
Total		(264,552)
Hotels, Restaurants & Leisure (0.4)%
Burger King Worldwide, Inc.	(8,570)	(156,402)
Cheesecake Factory Inc/the	(7,140)	(247,330)
Chipotle Mexican Grill, Inc. (a)	(415)	(131,468)
Wendy’s Co. (The)	(38,416)	(218,587)
Total		(753,787)
Leisure Equipment & Products (0.1)%
Hasbro, Inc.	(3,045)	(121,861)
Media (0.7)%
Cinemark Holdings, Inc.	(4,770)	(132,606)
Discovery Communications, Inc. (a)	(3,720)	(272,787)
DreamWorks Animation SKG, Inc. (a)	(8,285)	(137,531)
Grupo Televisa SAB	(7,529)	(202,003)
Omnicom Group, Inc.	(4,994)	(287,305)
Pearson PLC	(10,793)	(189,849)
Total		(1,222,081)

Issuer	Shares	Value

Investments Sold Short (continued)

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Multiline Retail (0.1)%
Kohl’s Corp.	(3,725)	$(171,722)
Specialty Retail (0.3)%
Aeropostale, Inc. (a)	(14,305)	(186,251)
Guess?, Inc.	(7,525)	(208,368)
Limited Brands, Inc.	(3,785)	(172,293)
Total		(566,912)
Textiles, Apparel & Luxury Goods (0.1)%
Under Armour, Inc., Class A (a)	(4,134)	(203,723)
TOTAL CONSUMER DISCRETIONARY		(3,304,638)
CONSUMER STAPLES (1.0)%
Beverages (0.2)%
Coca-Cola Co. (The)	(6,150)	(238,128)
Monster Beverage Corp. (a)	(2,105)	(106,155)
Total		(344,283)
Food & Staples Retailing (0.1)%
Sysco Corp.	(3,593)	(115,551)
Food Products (0.3)%
General Mills, Inc.	(4,979)	(230,279)
McCormick & Co., Inc.	(4,290)	(288,588)
Total		(518,867)
Household Products (0.3)%
Church & Dwight Co., Inc.	(4,500)	(278,820)
Clorox Co. (The)	(3,210)	(269,672)
Total		(548,492)
Tobacco (0.1)%
Reynolds American, Inc.	(5,116)	(223,467)
TOTAL CONSUMER STAPLES		(1,750,660)
FINANCIALS (1.8)%
Capital Markets (0.3)%
Morgan Stanley	(11,296)	(254,725)

Issuer	Shares	Value

Investments Sold Short (continued)

Common Stocks (continued)
FINANCIALS (CONTINUED)
Capital Markets (continued)
Northern Trust Corp.	(5,997)	$(318,860)
Total		(573,585)
Commercial Banks (0.3)%
KeyCorp	(17,628)	(165,527)
M&T Bank Corp.	(2,796)	(285,443)
Westamerica Bancorporation	(4,075)	(180,319)
Total		(631,289)
Insurance (0.4)%
Principal Financial Group	(4,410)	(139,400)
Progressive Corp. (The)	(7,585)	(184,771)
WR Berkley Corp.	(4,885)	(202,727)
XL Group PLC	(7,650)	(219,096)
Total		(745,994)
Real Estate Investment Trusts (REITs) (0.8)%
Ashford Hospitality Trust, Inc.	(11,035)	(129,882)
BRE Properties, Inc.	(2,891)	(140,531)
Health Care REIT, Inc.	(2,400)	(153,936)
Healthcare Realty Trust, Inc.	(7,267)	(193,302)
Mack-cali Realty Corp.	(5,150)	(146,157)
Parkway Properties, Inc.	(17,105)	(289,246)
Regency Centers Corp.	(3,712)	(192,579)
Washington Real Estate Investment Trust	(6,797)	(188,209)
Total		(1,433,842)
TOTAL FINANCIALS		(3,384,710)
HEALTH CARE (1.8)%
Biotechnology (0.5)%
Cubist Pharmaceuticals, Inc. (a)	(2,235)	(94,831)
Elan Corp. PLC (a)	(8,800)	(99,792)
Immunogen, Inc. (a)	(13,473)	(204,385)
Incyte Corp., Ltd. (a)	(6,889)	(152,936)
Isis Pharmaceuticals, Inc. (a)	(8,935)	(131,345)
Pharmacyclics, Inc. (a)	(1,530)	(134,303)
Theravance, Inc. (a)	(5,089)	(103,256)
Total		(920,848)
Health Care Equipment & Supplies (0.3)%
Becton Dickinson and Co.	(2,167)	(190,826)

Issuer	Shares	Value

Investments Sold Short (continued)

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Equipment & Supplies (continued)
CR Bard, Inc.	(2,165)	$(214,010)
Stryker Corp.	(1,473)	(94,095)
Total		(498,931)
Health Care Providers & Services (0.3)%
Laboratory Corp. of America Holdings (a)	(2,933)	(259,864)
LifePoint Hospitals, Inc. (a)	(4,220)	(186,060)
WellPoint, Inc.	(2,145)	(133,376)
Total		(579,300)
Life Sciences Tools & Services (0.2)%
Mettler-Toledo International, Inc. (a)	(596)	(126,829)
QIAGEN NV (a)	(11,080)	(237,666)
Total		(364,495)
Pharmaceuticals (0.5)%
Bristol-Myers Squibb Co.	(6,675)	(246,775)
Eli Lilly & Co.	(4,570)	(249,796)
GlaxoSmithKline PLC	(5,115)	(225,214)
Novartis AG	(3,573)	(242,249)
Total		(964,034)
TOTAL HEALTH CARE		(3,327,608)
INDUSTRIALS (1.3)%
Aerospace & Defense (0.1)%
Lockheed Martin Corp.	(1,620)	(142,560)
Air Freight & Logistics (0.1)%
Expeditors International of Washington, Inc.	(5,290)	(205,517)
Building Products (0.2)%
Armstrong World Industries, Inc.	(1,745)	(89,222)
Masco Corp.	(12,628)	(243,215)
Total		(332,437)
Commercial Services & Supplies (0.3)%
Cintas Corp.	(4,502)	(197,638)
Iron Mountain, Inc.	(4,420)	(152,490)

Issuer	Shares	Value

Investments Sold Short (continued)

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Commercial Services & Supplies (continued)
Waste Management, Inc.	(4,480)	$(167,193)
Total		(517,321)
Construction & Engineering (0.1)%
Jacobs Engineering Group, Inc. (a)	(4,212)	(205,714)
Machinery (0.2)%
Deere & Co.	(1,060)	(93,100)
PACCAR, Inc.	(5,048)	(239,426)
Total		(332,526)
Road & Rail (0.2)%
Con-way, Inc.	(5,330)	(187,350)
Kansas City Southern	(2,466)	(253,924)
Total		(441,274)
Trading Companies & Distributors (0.1)%
Fastenal Co.	(2,790)	(144,048)
TOTAL INDUSTRIALS		(2,321,397)
INFORMATION TECHNOLOGY (1.6)%
Computers & Peripherals (0.2)%
Hewlett-Packard Co.	(12,259)	(246,896)
Lexmark International, Inc.	(7,347)	(161,781)
Total		(408,677)
Electronic Equipment, Instruments & Components (0.1)%
Dolby Laboratories Inc-cl A	(2,875)	(91,655)
IT Services (0.4)%
Computer Sciences Corp.	(6,684)	(321,033)
Paychex, Inc.	(7,094)	(234,811)
Saic, Inc.	(11,480)	(135,694)
Total		(691,538)
Semiconductors & Semiconductor Equipment (0.5)%
International Rectifier Corp. (a)	(10,695)	(224,809)
Teradyne, Inc. (a)	(13,285)	(222,656)
Texas Instruments, Inc.	(6,110)	(210,001)
Triquint Semiconductor, Inc. (a)	(30,520)	(143,444)

Issuer	Shares	Value

Investments Sold Short (continued)

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Semiconductors & Semiconductor Equipment (continued)
Xilinx, Inc.	(3,995)	$(148,894)
Total		(949,804)
Software (0.4)%
Adobe Systems, Inc. (a)	(6,601)	(259,419)
ANSYS, Inc. (a)	(3,349)	(253,854)
Concur Technologies, Inc. (a)	(1,805)	(126,711)
SAP AG, ADR	(2,933)	(229,361)
Total		(869,345)
TOTAL INFORMATION TECHNOLOGY		(3,011,019)
MATERIALS (0.4)%
Chemicals (0.1)%
Praxair, Inc.	(888)	(100,388)
Construction Materials (0.1)%
Martin Marietta Materials, Inc.	(1,789)	(173,766)

Issuer	Shares	Value

Investments Sold Short (continued)

Common Stocks (continued)
MATERIALS (CONTINUED)
Metals & Mining (0.1)%
Alcoa, Inc.	(14,921)	$(127,127)
Paper & Forest Products (0.1)%
MeadWestvaco Corp.	(6,931)	(247,506)
TOTAL MATERIALS		(648,787)
UTILITIES (0.2)%
Electric Utilities (0.1)%
Southern Co. (The)	(3,164)	(142,412)
Multi-Utilities (0.1)%
Consolidated Edison, Inc.	(2,128)	(125,552)
Integrys Energy Group, Inc.	(2,332)	(131,921)
Total		(257,473)
TOTAL UTILITIES		(399,885)
Total Common Stocks (Proceeds: $16,085,482)		$(18,148,704)
Total Investments Sold Short (Proceeds: $16,085,482)		$(18,148,704)
Total Investments, Net of Investments Sold Short(h)		163,890,807(i)
Other Assets & Liabilities, Net		19,244,268
Net Assets		$183,135,075

Investments in Derivatives Futures Contracts Outstanding at February 28, 2013

At February 28, 2013, $4,446,978 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

	Number of	Notional
	Contracts	Market	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Value ($)	Date	Appreciation ($)	Depreciation ($)
3-Month Euro Euribor	222	72,302,213	September 2013	94,355	—
3-Month Euro Swiss Franc	(151)	(40,287,341)	September 2013	—	(36,781)
3-Month Euroyen	(100)	(26,920,390)	September 2013	970	—
90-Day Eurodollar	(138)	(34,386,150)	September 2013	—	(3,781)
90-Day Sterling	(91)	(17,182,242)	September 2013	—	(20,371)
Australian Treasury Bond, 10-year	32	3,160,123	March 2013	—	(418)
CAC 40 10 Euro	26	1,263,746	March 2013	3,800	—
Canadian Bank Acceptence	(93)	(22,274,909)	September 2013	—	(21,778)
Canadian Government Bond, 10-year	(82)	(10,652,645)	June 2013	—	(94,429)
CBOE VIX Index	(45)	(726,750)	March 2013	—	(42,867)
CBOE VIX Index	(72)	(1,202,400)	April 2013	—	(60,037)
CBOE VIX Index	47	801,350	May 2013	—	(7,772)
DAX Index	4	1,011,866	March 2013	3,755	—
E-Mini S&P 500 Index	(558)	(42,221,070)	March 2013	—	(2,788,525)
Euro-Bund, 10-year	19	3,596,541	March 2013	—	(1,272)
EURO STOXX 50	5	(172,006)	March 2013	—	(1,512)
FTSE 100 Index	3	289,385	March 2013	—	(806)
Hang Seng Index	(4)	(592,398)	March 2013	—	(10,609)
IBEX-35 Index	4	430,309	March 2013	3,685	—
Japanese Government Bond, 10-year	(4)	(6,258,281)	March 2013	—	(29,538)
MSCI Singapore Index	34	2,027,261	March 2013	—	(1,014)
OMXS 30 Index	76	1,406,330	March 2013	3,591	—
SPI 200 Index	1	129,852	March 2013	891	—
S&P 500 Index	(4)	(1,513,300)	March 2013	9,186	—
S&P/TSE 60 Index	(17)	(2,432,175)	March 2013	—	(18,434)
TOPIX Index	6	628,547	March 2013	958	—
United Kingdom Long GILT, 10-year	5	885,123	June 2013	10,735	—
U.S. Long Bond, 20-year	(7)	(1,006,469)	June 2013	3,761	—
Total				135,687	(3,139,944)

Interest Rate Swap Contracts Outstanding at February 28, 2013

Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Fixed Rate (%)	Expiration Date	Notional Currency	Notional Amount	Unrealized Appreciation ($)	Unrealized Depreciation ($)
JPMorgan Chase Bank	6-Month CHF LIBOR-BBA	Receive	0.940	October 26, 2022	CHF	32,500,000	350,086	—
Citibank	6-Month NOK NIBOR-NIBR	Pay	3.260	January 21, 2023	NOK	171,900,000	—	(35,098)
Total							350,086	(35,098)

Forward Foreign Currency Exchange Contracts Open at February 28, 2013

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citigroup Global Markets Inc.	March 8, 2013	21,727,547	22,745,786	559,157	—
		(AUD)	(USD)
Wells Fargo Bank	March 8, 2013	85,874	89,584	1,895	—
		(AUD)	(USD)
Citigroup Global Markets Inc.	March 8, 2013	5,018,247	5,010,301	144,568	—
		(CAD)	(USD)
HSBC Securities (USA), Inc.	March 8, 2013	12,872,642	12,850,866	369,449	—
		(CAD)	(USD)
HSBC Securities (USA), Inc.	March 8, 2013	13,436,720	14,523,874	187,662	—
		(CHF)	(USD)
Citigroup Global Markets Inc.	March 8, 2013	26,793,421	35,560,310	579,137	—
		(EUR)	(USD)
Citigroup Global Markets Inc.	March 8, 2013	1,600,000	2,088,144	—	(797)
		(EUR)	(USD)
HSBC Securities (USA), Inc.	March 8, 2013	9,581,497	12,579,439	69,950	—
		(EUR)	(USD)
Citigroup Global Markets Inc.	March 8, 2013	10,294,762	16,106,145	488,832	—
		(GBP)	(USD)
HSBC Securities (USA), Inc.	March 8, 2013	14,539,652	23,130,504	1,073,628	—
		(GBP)	(USD)
Wells Fargo Bank	March 8, 2013	503,464	807,405	43,643	—
		(GBP)	(USD)
Citigroup Global Markets Inc.	March 8, 2013	2,596,400,731	29,398,822	1,386,436	—
		(JPY)	(USD)
Citigroup Global Markets Inc.	March 8, 2013	291,100,000	3,105,862	—	(34,796)
		(JPY)	(USD)
Wells Fargo Bank	March 8, 2013	47,314,135	542,344	31,875	—
		(JPY)	(USD)
Citigroup Global Markets Inc.	March 8, 2013	43,175,418	7,690,290	170,500	—
		(NOK)	(USD)
HSBC Securities (USA), Inc.	March 8, 2013	59,800,000	10,679,963	264,697	—
		(NOK)	(USD)
Citigroup Global Markets Inc.	March 8, 2013	15,468,321	12,843,019	58,847	—
		(NZD)	(USD)
Citigroup Global Markets Inc.	March 8, 2013	33,608,423	5,114,124	—	(81,989)
		(SEK)	(USD)
Wells Fargo Bank	March 8, 2013	10,307,600	1,571,496	—	(22,136)
		(SEK)	(USD)
HSBC Securities (USA), Inc.	March 8, 2013	28,895,807	23,565,882	232,730	—
		(SGD)	(USD)
HSBC Securities (USA), Inc.	March 8, 2013	4,346,731	3,506,200	—	(3,753)
		(SGD)	(USD)
Redburn Parnter (USA) LP	March 8, 2013	8,163,835	6,595,814	3,577	—
		(SGD)	(USD)
Citigroup Global Markets Inc.	March 8, 2013	7,869,585	7,598,890	—	(110,138)
		(USD)	(AUD)
HSBC Securities (USA), Inc.	March 8, 2013	16,437,315	15,832,353	—	(270,440)
		(USD)	(AUD)
Citigroup Global Markets Inc.	March 8, 2013	4,786,226	4,757,687	—	(173,135)
		(USD)	(CAD)
HSBC Securities (USA), Inc.	March 8, 2013	7,006,655	7,005,732	—	(213,841)
		(USD)	(CAD)
Wells Fargo Bank	March 8, 2013	623,589	631,664	—	(11,122)
		(USD)	(CAD)

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citigroup Global Markets Inc.	March 8, 2013	13,440,833	12,335,850	—	(279,185)
		(USD)	(CHF)
HSBC Securities (USA), Inc.	March 8, 2013	3,395,972	3,146,226	—	(39,129)
		(USD)	(CHF)
Citigroup Global Markets Inc.	March 8, 2013	20,290	15,548	9	—
		(USD)	(EUR)
Citigroup Global Markets Inc.	March 8, 2013	14,660,607	11,010,214	—	(285,802)
		(USD)	(EUR)
HSBC Securities (USA), Inc.	March 8, 2013	28,095,397	21,417,988	—	(132,326)
		(USD)	(EUR)
Wells Fargo Bank	March 8, 2013	1,821,292	1,392,851	—	(2,802)
		(USD)	(EUR)
Citigroup Global Markets Inc.	March 8, 2013	507,196	335,865	2,316	—
		(USD)	(GBP)
Citigroup Global Markets Inc.	March 8, 2013	7,268,802	4,574,601	—	(329,061)
		(USD)	(GBP)
HSBC Securities (USA), Inc.	March 8, 2013	8,324,052	5,500,000	19,533	—
		(USD)	(GBP)
HSBC Securities (USA), Inc.	March 8, 2013	20,041,675	12,821,066	—	(591,920)
		(USD)	(GBP)
Citigroup Global Markets Inc.	March 8, 2013	2,091,085	195,056,962	13,371	—
		(USD)	(JPY)
Citigroup Global Markets Inc.	March 8, 2013	305,025	28,100,772	—	(1,848)
		(USD)	(JPY)
HSBC Securities (USA), Inc.	March 8, 2013	10,416,707	972,490,626	75,426	—
		(USD)	(JPY)
HSBC Securities (USA), Inc.	March 8, 2013	20,033,863	1,782,600,000	—	(801,516)
		(USD)	(JPY)
Wells Fargo Bank	March 8, 2013	230,356	20,362,201	—	(10,670)
		(USD)	(JPY)
Citigroup Global Markets Inc.	March 8, 2013	13,518,431	76,023,312	—	(277,579)
		(USD)	(NOK)
HSBC Securities (USA), Inc.	March 8, 2013	4,269,476	23,898,046	—	(107,194)
		(USD)	(NOK)
Wells Fargo Bank	March 8, 2013	32,704	183,566	—	(732)
		(USD)	(NOK)
Citigroup Global Markets Inc.	March 8, 2013	4,485,171	5,361,891	—	(53,706)
		(USD)	(NZD)
HSBC Securities (USA), Inc.	March 8, 2013	231,343	280,741	682	—
		(USD)	(NZD)
HSBC Securities (USA), Inc.	March 8, 2013	9,686,255	11,526,719	—	(159,716)
		(USD)	(NZD)
Wells Fargo Bank	March 8, 2013	1,237,411	1,488,346	—	(7,331)
		(USD)	(NZD)
Citigroup Global Markets Inc.	March 8, 2013	2,082,167	13,271,050	—	(30,363)
		(USD)	(SEK)
HSBC Securities (USA), Inc.	March 8, 2013	3,225,094	21,097,200	36,691	—
		(USD)	(SEK)
HSBC Securities (USA), Inc.	March 8, 2013	5,227,374	33,206,165	—	(93,453)
		(USD)	(SEK)
Citigroup Global Markets Inc.	March 8, 2013	1,808,811	2,244,186	3,353	—
		(USD)	(SGD)
Citigroup Global Markets Inc.	March 8, 2013	17,559,162	21,691,110	—	(43,750)
		(USD)	(SGD)
HSBC Securities (USA), Inc.	March 8, 2013	5,786,594	7,160,714	—	(4,370)
		(USD)	(SGD)
Wells Fargo Bank	March 8, 2013	140,518	172,837	—	(953)
		(USD)	(SGD)

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
HSBC Securities (USA), Inc.	March 25, 2013	6,532,000	7,030,460	59,840	—
		(CHF)	(USD)
Citigroup Global Markets Inc.	March 25, 2013	13,369,000	17,677,997	221,394	—
		(EUR)	(USD)
HSBC Securities (USA), Inc.	March 25, 2013	2,332,000	3,536,198	—	(1,139)
		(GBP)	(USD)
HSBC Securities (USA), Inc.	March 25, 2013	4,599,000	7,014,717	38,640	—
		(GBP)	(USD)
Standard Chartered Bank	March 25, 2013	17,501,316	17,107,000	—	(56,231)
		(USD)	(AUD)
Citigroup Global Markets Inc.	March 25, 2013	10,574,889	60,013,000	—	(129,276)
		(USD)	(NOK)
Standard Chartered Bank	March 25, 2013	7,040,141	8,448,000	—	(66,178)
		(USD)	(NZD)
Total				6,137,838	(4,428,377)

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	Variable rate security.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2013, the value of these securities amounted to $1,355,397 or 0.74% of net assets.

(d)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At February 28, 2013, the value of these securities amounted to $5,909, which represents less than 0.01% of net assets.

(e)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(f)	The rate shown is the seven-day current annualized yield at February 28, 2013.
(g)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers($)	Value ($)
Columbia Short-Term Cash Fund	82,132,097	152,155,967	(127,358,690)	106,929,374	108,358	106,929,374

(h)

At February 28, 2013, the cost of securities for federal income tax purposes was approximately $153,587,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$13,676,000
Unrealized Depreciation	(3,372,000)
Net Unrealized Appreciation	$10,304,000

(i)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt
CMO	Collateralized Mortgage Obligation

Currency Legend

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	9,246,366	—	—	9,246,366
Consumer Staples	6,106,392	—	—	6,106,392
Energy	4,597,802	—	—	4,597,802
Financials	10,089,120	—	—	10,089,120
Health Care	11,033,581	—	—	11,033,581
Industrials	6,590,583	—	—	6,590,583
Information Technology	12,406,306	—	—	12,406,306
Materials	2,286,493	—	—	2,286,493
Telecommunication Services	1,323,412	—	—	1,323,412
Utilities	1,472,300	—	—	1,472,300
Common Stocks – Investments Sold Short
Consumer Discretionary	(3,304,638)	—	—	(3,304,638)
Consumer Staples	(1,750,660)	—	—	(1,750,660)
Financials	(3,384,710)	—	—	(3,384,710)
Health Care	(3,327,608)	—	—	(3,327,608)
Industrials	(2,321,397)	—	—	(2,321,397)
Information Technology	(3,011,019)	—	—	(3,011,019)
Materials	(648,787)	—	—	(648,787)
Utilities	(399,885)	—	—	(399,885)
Convertible Preferred Stocks
Consumer Discretionary	43,524	—	—	43,524
Consumer Staples	—	137,215	—	137,215
Energy	88,519	83,990	—	172,509
Financials	635,567	504,125	—	1,139,692
Industrials	139,800	235,813	—	375,613
Information Technology	84,682	180,500	—	265,182
Utilities	219,440	308,851	—	528,291
Total Equity Securities	48,215,183	1,450,494	—	49,665,677
Bonds
Convertible Bonds	—	6,687,160	—	6,687,160
Residential Mortgage-Backed Securities - Non-Agency	—	—	608,596	608,596
Total Bonds	—	6,687,160	608,596	7,295,756
Other
Money Market Funds	106,929,374	—	—	106,929,374
Total Other	106,929,374	—	—	106,929,374
Investments in Securities	155,144,557	8,137,654	608,596	163,890,807
Derivatives
Assets
Futures Contracts	135,687	—	—	135,687
Swap Contracts	—	350,086	—	350,086
Forward Foreign Currency Exchange Contracts	—	6,137,838	—	6,137,838
Liabilities
Futures Contracts	(3,139,944)	—	—	(3,139,944)
Swap Contracts	—	(35,098)	—	(35,098)
Forward Foreign Currency Exchange Contracts	—	(4,428,377)	—	(4,428,377)
Total	152,140,300	10,162,103	608,596	162,910,999

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Financial assets were transferred from Level 1 to Level 2 as the market for these assets was deemed not to be active and fair values were consequently obtained using the observable market inputs rather than quoted prices for identical assets as of period end, February 28, 2013.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	546,556	546,556	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

Residential
Mortgage-Backed
Securities -
Non-Agency ($)
Balance as of May 31, 2012	1,998,521
Accrued discounts/premiums	—
Realized gain (loss)	4,895
Change in unrealized appreciation (depreciation)(a)	2,107
Sales	(1,396,927)
Purchases	—
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of February 28, 2013	608,596

(a)Change in unrealized appreciation (depreciation) relating to securities held at February 28, 2013 was $2,113.

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain Residential Mortgage-Backed Securities classified as Level 3 are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Active Portfolios – Diversified Equity Income Fund

February 28, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 96.9%
CONSUMER DISCRETIONARY 11.4%
Automobiles 1.2%
Ford Motor Co.	644,134	$8,122,530
Hotels, Restaurants & Leisure 1.4%
McDonald’s Corp.	99,652	9,556,627
Media 4.2%
Comcast Corp., Class A	122,615	4,878,851
News Corp., Class A	139,050	4,004,640
Regal Entertainment Group, Class A	153,743	2,409,153
Time Warner, Inc.	125,530	6,674,430
Viacom, Inc., Class B	62,645	3,662,227
Walt Disney Co. (The)	128,262	7,001,822
Total		28,631,123
Multiline Retail 3.0%
Kohl’s Corp.	47,160	2,174,076
Macy’s, Inc.	167,248	6,873,893
Target Corp.	189,187	11,911,213
Total		20,959,182
Specialty Retail 1.6%
Gap, Inc. (The)	30,903	1,017,327
Home Depot, Inc. (The)	142,197	9,740,494
Total		10,757,821
TOTAL CONSUMER DISCRETIONARY		78,027,283
CONSUMER STAPLES 10.9%
Beverages 0.8%
PepsiCo, Inc.	70,724	5,358,757
Food & Staples Retailing 2.2%
SYSCO Corp.	176,279	5,669,133
Wal-Mart Stores, Inc.	80,371	5,688,659
Walgreen Co.	87,800	3,594,532
Total		14,952,324
Food Products 3.1%
Hershey Co. (The)	28,969	2,414,276
Kellogg Co.	114,154	6,906,317
Kraft Foods Group, Inc.	64,631	3,132,665
Mondelez International, Inc., Class A	152,394	4,213,694
Unilever NV - NY Shares	123,292	4,798,525
Total		21,465,477
Household Products 3.0%
Kimberly-Clark Corp.	69,372	6,540,392

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Household Products (continued)
Procter & Gamble Co. (The)	186,558	$14,211,989
Total		20,752,381
Tobacco 1.8%
Altria Group, Inc.	69,245	2,323,170
Lorillard, Inc.	193,343	7,451,439
Philip Morris International, Inc.	27,173	2,493,123
Total		12,267,732
TOTAL CONSUMER STAPLES		74,796,671
ENERGY 10.8%
Energy Equipment & Services 2.2%
C&J Energy Services, Inc. (a)	57,055	1,380,731
Cameron International Corp. (a)	65,847	4,195,771
National Oilwell Varco, Inc.	31,297	2,132,264
Schlumberger Ltd.	66,768	5,197,889
Seadrill Ltd.	59,443	2,179,775
Total		15,086,430
Oil, Gas & Consumable Fuels 8.6%
Anadarko Petroleum Corp.	48,687	3,874,512
BP PLC, ADR	183,287	7,404,795
Chevron Corp.	91,347	10,701,301
Enbridge, Inc.	180,181	8,028,865
EQT Corp.	63,861	4,028,991
Kinder Morgan, Inc.	28,087	1,041,185
Occidental Petroleum Corp.	67,116	5,525,660
Phillips 66	77,016	4,848,927
Royal Dutch Shell PLC, ADR	24,904	1,634,948
Suncor Energy, Inc.	183,822	5,560,616
Valero Energy Corp.	98,458	4,488,700
Williams Companies, Inc. (The)	51,316	1,781,178
Total		58,919,678
TOTAL ENERGY		74,006,108
FINANCIALS 19.0%
Capital Markets 3.4%
BlackRock, Inc.	14,393	3,450,722
Goldman Sachs Group, Inc. (The)	89,645	13,425,235
Morgan Stanley	272,695	6,149,272
Total		23,025,229
Commercial Banks 1.7%
Wells Fargo & Co.	338,734	11,882,789

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Consumer Finance 0.5%
Capital One Financial Corp.	64,159	$3,274,034
Diversified Financial Services 5.9%
Bank of America Corp.	467,889	5,254,393
Citigroup, Inc.	320,093	13,434,303
JPMorgan Chase & Co.	439,881	21,518,979
Total		40,207,675
Insurance 6.9%
ACE Ltd.	82,964	7,084,296
Aflac, Inc.	46,976	2,346,451
Allstate Corp. (The)	190,369	8,760,781
American International Group, Inc. (a)	27,331	1,038,851
Endurance Specialty Holdings Ltd.	37,013	1,630,053
MetLife, Inc.	122,144	4,328,783
PartnerRe Ltd.	7,174	640,208
Travelers Companies, Inc. (The)	76,612	6,161,137
XL Group PLC	531,243	15,214,800
Total		47,205,360
Real Estate Investment Trusts (REITs) 0.6%
ProLogis, Inc.	37,273	1,451,410
Weyerhaeuser Co.	90,829	2,671,281
Total		4,122,691
TOTAL FINANCIALS		129,717,778
HEALTH CARE 14.2%
Biotechnology 0.6%
Amgen, Inc.	43,945	4,017,012
Health Care Equipment & Supplies 0.7%
Boston Scientific Corp. (a)	614,628	4,542,101
Health Care Providers & Services 1.6%
UnitedHealth Group, Inc.	207,339	11,082,269
Life Sciences Tools & Services 1.5%
Agilent Technologies, Inc.	102,387	4,247,013
Thermo Fisher Scientific, Inc.	83,381	6,153,518
Total		10,400,531
Pharmaceuticals 9.8%
AstraZeneca PLC, ADR	69,118	3,140,722
Bristol-Myers Squibb Co.	229,413	8,481,399
Johnson & Johnson	161,512	12,292,678

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Pharmaceuticals (continued)
Merck & Co., Inc.	247,345	$10,569,052
Novartis AG, ADR	125,295	8,495,001
Pfizer, Inc.	724,469	19,828,716
Roche Holding AG, ADR	71,848	4,121,920
Total		66,929,488
TOTAL HEALTH CARE		96,971,401
INDUSTRIALS 12.2%
Aerospace & Defense 2.1%
Boeing Co. (The)	72,985	5,612,547
Honeywell International, Inc.	60,052	4,209,645
United Technologies Corp.	48,905	4,428,348
Total		14,250,540
Airlines 1.0%
Delta Air Lines, Inc. (a)	163,989	2,340,123
United Continental Holdings, Inc. (a)	184,411	4,925,618
Total		7,265,741
Commercial Services & Supplies 0.8%
ADT Corp. (The)	65,058	3,115,628
Tyco International Ltd.	67,126	2,148,703
Total		5,264,331
Electrical Equipment 2.7%
ABB Ltd., ADR	142,535	3,238,395
Eaton Corp. PLC	172,043	10,661,505
Emerson Electric Co.	31,185	1,768,189
Hubbell, Inc., Class B	28,178	2,618,018
Total		18,286,107
Industrial Conglomerates 1.7%
General Electric Co.	509,324	11,826,503
Machinery 3.0%
Caterpillar, Inc.	72,974	6,740,609
Joy Global, Inc.	77,597	4,914,994
PACCAR, Inc.	28,563	1,354,743
Parker Hannifin Corp.	64,369	6,081,583
Pentair Ltd.	28,842	1,536,413
Total		20,628,342
Road & Rail 0.9%
Union Pacific Corp.	44,448	6,094,265
TOTAL INDUSTRIALS		83,615,829

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY 8.1%
Communications Equipment 1.6%
Cisco Systems, Inc.	539,679	$11,252,307
Electronic Equipment, Instruments & Components 0.6%
TE Connectivity Ltd.	97,706	3,920,942
Internet Software & Services 0.5%
eBay, Inc. (a)	65,995	3,608,607
IT Services 1.4%
Accenture PLC, Class A	48,783	3,627,504
Mastercard, Inc., Class A	11,019	5,705,858
Total		9,333,362
Semiconductors & Semiconductor Equipment 3.1%
Analog Devices, Inc.	81,627	3,691,173
Fairchild Semiconductor International, Inc. (a)	231,758	3,304,869
Infineon Technologies AG, ADR	195,663	1,656,287
Intel Corp.	187,393	3,907,144
Microchip Technology, Inc.	137,166	5,002,444
ON Semiconductor Corp. (a)	457,665	3,661,320
Total		21,223,237
Software 0.9%
Microsoft Corp.	64,507	1,793,295
Oracle Corp.	130,251	4,462,399
Total		6,255,694
TOTAL INFORMATION TECHNOLOGY		55,594,149
MATERIALS 2.3%
Chemicals 1.8%
Dow Chemical Co. (The)	71,550	2,269,566
LyondellBasell Industries NV, Class A	71,100	4,167,882
Mosaic Co. (The)	104,704	6,129,372
Total		12,566,820
Paper & Forest Products 0.5%
International Paper Co.	75,242	3,311,401
TOTAL MATERIALS		15,878,221
TELECOMMUNICATION SERVICES 4.6%
Diversified Telecommunication Services 4.0%
AT&T, Inc.	257,792	9,257,311
CenturyLink, Inc.	147,275	5,106,024

Issuer	Shares	Value

Common Stocks (continued)
TELECOMMUNICATION SERVICES (CONTINUED)
Diversified Telecommunication Services (continued)
Deutsche Telekom AG, ADR	257,731	$2,755,144
Verizon Communications, Inc.	196,932	9,163,246
Windstream Corp.	170,208	1,462,087
Total		27,743,812
Wireless Telecommunication Services 0.6%
Vodafone Group PLC, ADR	157,755	3,965,961
TOTAL TELECOMMUNICATION SERVICES		31,709,773
UTILITIES 3.4%
Electric Utilities 1.7%
American Electric Power Co., Inc.	38,413	1,797,344
Duke Energy Corp.	34,144	2,364,472
Entergy Corp.	36,288	2,259,291
NextEra Energy, Inc.	37,288	2,679,888
PPL Corp.	72,596	2,237,409
Total		11,338,404
Multi-Utilities 1.7%
Dominion Resources, Inc.	62,006	3,472,336
PG&E Corp.	78,754	3,358,071
Sempra Energy	66,745	5,190,091
Total		12,020,498
TOTAL UTILITIES		23,358,902
Total Common Stocks (Cost: $600,218,410)		$663,676,115

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds 0.2%
Building Materials 0.2%
Cemex SAB de CV Subordinated Notes
03/15/18	3.750%	$1,200,000	$1,476,750
Total Convertible Bonds (Cost: $1,048,580)			$1,476,750

	Shares	Value

Money Market Funds 2.3%
Columbia Short-Term Cash Fund, 0.128% (b)(c)	15,436,150	$15,436,150
Total Money Market Funds (Cost: $15,436,150)		$15,436,150

Total Investments (Cost: $616,703,140) (d)	$680,589,015(e)
Other Assets & Liabilities, Net	3,951,240
Net Assets	$684,540,255

Notes to Portfolio of Investments

(a)                                     Non-income producing.

(b)                                     The rate shown is the seven-day current annualized yield at February 28, 2013.

(c)                                     As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain/ Loss ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	27,738,063	175,887,576	(188,189,489)	—	15,436,150	18,409	15,436,150

(d)                                     At February 28, 2013, the cost of securities for federal income tax purposes was approximately $616,703,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$74,406,000
Unrealized Depreciation	(10,520,000)
Net Unrealized Appreciation	$63,886,000

(e)                                  Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR                         American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                       Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                       Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                       Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	78,027,283	—	—	78,027,283
Consumer Staples	74,796,671	—	—	74,796,671
Energy	74,006,108	—	—	74,006,108
Financials	129,717,778	—	—	129,717,778
Health Care	96,971,401	—	—	96,971,401
Industrials	83,615,829	—	—	83,615,829
Information Technology	55,594,149	—	—	55,594,149
Materials	15,878,221	—	—	15,878,221
Telecommunication Services	31,709,773	—	—	31,709,773
Utilities	23,358,902	—	—	23,358,902

Total Equity Securities	663,676,115	—	—	663,676,115

Bonds
Convertible Bonds	—	1,476,750	—	1,476,750

Total Bonds	—	1,476,750	—	1,476,750

Other
Money Market Funds	15,436,150	—	—	15,436,150

Total Other	15,436,150	—	—	15,436,150
Total	679,112,265	1,476,750	—	680,589,015

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Consolidated Portfolio of Investments

Columbia Commodity Strategy Fund

February 28, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Money Market Funds 82.5%

Columbia Short-Term Cash Fund, 0.128% (a)(b)	86,682,035	$86,682,035

Total Money Market Funds (Cost: $86,682,035)		$86,682,035

Total Investments (Cost: $86,682,035) (c)	$86,682,035(d)
Other Assets & Liabilities, Net	18,363,722
Net Assets	$105,045,757

Investments in Derivatives Futures Contracts Outstanding at February 28, 2013

At February 28, 2013, $4,820,382 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

	Number of	Notional
	Contracts	Market	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Value ($)	Date	Appreciation ($)	Depreciation ($)
Brent Crude	89	9,827,380	May 2013	—	(507,509)
Cattle Feeder	23	1,666,637	April 2013	—	(24,872)
Coffee ‘C’	22	1,181,400	May 2013	2,623	—
Copper	72	6,412,500	July 2013	—	(273,851)
Corn	165	5,649,188	July 2013	—	(130,153)
Cotton No. 2	22	938,190	May 2013	21,868	—
Gas Oil	67	6,291,300	April 2013	—	(414,222)
Gasoline RBOB	75	9,801,855	April 2013	—	(428,797)
Gold 100 oz.	61	9,626,410	April 2013	—	(422,356)
Heating Oil	26	3,284,190	July 2013	—	(63,773)
Live Cattle	59	2,967,700	August 2013	—	(6,626)
LME Lead	70	4,007,500	July 2013	—	(96,715)
LME Nickel	20	1,996,140	July 2013	—	(109,958)
Natural Gas	98	3,561,320	July 2013	98,664	—
Red Wheat	13	525,038	July 2013	—	(35,935)
Silver	24	3,411,840	May 2013	—	(270,487)
Soybean	86	6,244,675	May 2013	57,919	—
Soybean Meal	58	2,526,480	May 2013	87,826	—
Soybean Oil	83	2,461,116	July 2013	—	(90,483)
Sugar #11	167	3,452,758	July 2013	—	(72,682)
Wheat CBT	60	2,149,500	July 2013		(187,815)
Wheat KCB	38	1,443,050	July 2013	—	(123,157)
WTI Crude	22	2,048,420	July 2013	—	(61,687)
Total				268,900	(3,321,078)

Notes to Portfolio of Investments

(a)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	23,156,891	95,535,730	(32,010,586)	86,682,035	51,064	86,682,035

(b)	The rate shown is the seven-day current annualized yield at February 28, 2013.
(c)	Also represents the cost of securities for federal income tax purposes at February 28, 2013.
(d)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Other
Money Market Funds	86,682,035	—	—	86,682,035
Total Other	86,682,035	—	—	86,682,035
Investments in Securities	86,682,035	—	—	86,682,035
Derivatives
Assets
Futures Contracts	268,900	—	—	268,900
Liabilities
Futures Contracts	(3,321,078)	—	—	(3,321,078)
Total	83,629,857	—	—	83,629,857

See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Diversified Equity Income Fund

February 28, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.3%

CONSUMER DISCRETIONARY 11.1%

Automobiles 1.4%
Ford Motor Co.	3,247,047	$40,945,263

Hotels, Restaurants & Leisure 1.3%
McDonald’s Corp.	395,779	37,955,206

Media 3.9%
Comcast Corp., Class A	516,731	20,560,726
News Corp., Class A	610,058	17,569,670
Regal Entertainment Group, Class A	578,372	9,063,089
Time Warner, Inc.	527,333	28,038,296
Viacom, Inc., Class B	271,210	15,854,937
Walt Disney Co. (The)	422,189	23,047,298
Total		114,134,016
Multiline Retail 2.8%
Kohl’s Corp.	162,932	7,511,165
Macy’s, Inc.	534,687	21,975,636
Target Corp.	859,216	54,096,239
Total		83,583,040
Specialty Retail 1.7%
Gap, Inc. (The)	134,060	4,413,255
Home Depot, Inc. (The)	684,608	46,895,648
Total		51,308,903
TOTAL CONSUMER DISCRETIONARY		327,926,428
CONSUMER STAPLES 10.4%
Beverages 0.6%
PepsiCo, Inc.	240,180	18,198,439
Food & Staples Retailing 2.2%
SYSCO Corp.	696,912	22,412,690
Wal-Mart Stores, Inc.	388,099	27,469,647
Walgreen Co.	375,600	15,377,064
Total		65,259,401
Food Products 2.9%
Hershey Co. (The)	100,453	8,371,753
Kellogg Co.	485,658	29,382,309
Kraft Foods Group, Inc.	218,531	10,592,197
Mondelez International, Inc., Class A	655,860	18,134,529
Unilever NV - NY Shares	469,489	18,272,512
Total		84,753,300
Household Products 2.7%
Kimberly-Clark Corp.	197,783	18,646,981

Issuer	Shares	Value

Common Stocks (continued)

CONSUMER STAPLES (CONTINUED)
Household Products (continued)
Procter & Gamble Co. (The)	798,211	$60,807,714
Total		79,454,695
Tobacco 2.0%
Altria Group, Inc.	325,748	10,928,845
Lorillard, Inc.	976,385	37,629,878
Philip Morris International, Inc.	131,374	12,053,565
Total		60,612,288
TOTAL CONSUMER STAPLES		308,278,123
ENERGY 11.7%
Energy Equipment & Services 2.1%
C&J Energy Services, Inc. (a)	252,790	6,117,518
Cameron International Corp. (a)	239,716	15,274,703
National Oilwell Varco, Inc.	136,990	9,333,129
Schlumberger Ltd.	285,122	22,196,748
Seadrill Ltd.	255,009	9,351,180
Total		62,273,278
Oil, Gas & Consumable Fuels 9.6%
Anadarko Petroleum Corp.	207,445	16,508,473
BP PLC, ADR	751,884	30,376,114
Chevron Corp.	443,499	51,955,908
Enbridge, Inc.	793,929	35,377,476
EQT Corp.	284,627	17,957,117
Kinder Morgan, Inc.	118,908	4,407,920
Occidental Petroleum Corp.	281,585	23,182,893
Phillips 66	284,387	17,905,005
Pioneer Natural Resources Co.	232,102	29,200,753
Royal Dutch Shell PLC, ADR	192,785	12,656,335
Suncor Energy, Inc.	784,800	23,740,200
Valero Energy Corp.	324,800	14,807,632
Williams Companies, Inc. (The)	181,668	6,305,696
Total		284,381,522
TOTAL ENERGY		346,654,800
FINANCIALS 19.5%
Capital Markets 3.0%
BlackRock, Inc.	44,846	10,751,828
Goldman Sachs Group, Inc. (The)	345,477	51,738,636
Morgan Stanley	1,170,700	26,399,285
Total		88,889,749
Commercial Banks 1.7%
Wells Fargo & Co.	1,462,988	51,321,619

Issuer	Shares	Value

Common Stocks (continued)

FINANCIALS (CONTINUED)
Consumer Finance 0.5%
Capital One Financial Corp.	281,669	$14,373,569
Diversified Financial Services 5.7%
Bank of America Corp.	1,995,613	22,410,734
Citigroup, Inc.	1,400,781	58,790,779
JPMorgan Chase & Co.	1,817,612	88,917,579
Total		170,119,092
Insurance 8.0%
ACE Ltd.	740,817	63,258,364
Aflac, Inc.	240,731	12,024,513
Allstate Corp. (The)	827,100	38,063,142
American International Group, Inc. (a)	120,188	4,568,346
Endurance Specialty Holdings Ltd.	159,280	7,014,691
MetLife, Inc.	493,100	17,475,464
PartnerRe Ltd.	32,126	2,866,924
Travelers Companies, Inc. (The)	334,255	26,880,787
XL Group PLC	2,278,106	65,244,956
Total		237,397,187
Real Estate Investment Trusts (REITs) 0.6%
ProLogis, Inc.	162,035	6,309,643
Weyerhaeuser Co.	384,138	11,297,499
Total		17,607,142
TOTAL FINANCIALS		579,708,358
HEALTH CARE 13.9%
Biotechnology 0.6%
Amgen, Inc.	193,100	17,651,271
Health Care Equipment & Supplies 0.6%
Boston Scientific Corp. (a)	2,393,358	17,686,916
Health Care Providers & Services 1.7%
UnitedHealth Group, Inc.	919,376	49,140,647
Life Sciences Tools & Services 1.2%
Agilent Technologies, Inc.	202,132	8,384,435
Thermo Fisher Scientific, Inc.	356,906	26,339,663
Total		34,724,098
Pharmaceuticals 9.8%
AstraZeneca PLC, ADR	301,237	13,688,209
Bristol-Myers Squibb Co.	989,673	36,588,211
Johnson & Johnson	717,714	54,625,213

Issuer	Shares	Value

Common Stocks (continued)

HEALTH CARE (CONTINUED)
Pharmaceuticals (continued)
Merck & Co., Inc.	1,078,675	$46,091,783
Novartis AG, ADR	540,704	36,659,731
Pfizer, Inc.	3,166,719	86,673,099
Roche Holding AG, ADR	310,852	17,833,579
Total		292,159,825
TOTAL HEALTH CARE		411,362,757
INDUSTRIALS 12.9%
Aerospace & Defense 2.5%
Boeing Co. (The)	323,192	24,853,465
Honeywell International, Inc.	259,077	18,161,298
United Technologies Corp.	333,919	30,236,365
Total		73,251,128
Airlines 1.1%
Delta Air Lines, Inc. (a)	712,956	10,173,882
United Continental Holdings, Inc. (a)	790,087	21,103,224
Total		31,277,106
Commercial Services & Supplies 0.7%
ADT Corp. (The)	265,572	12,718,243
Tyco International Ltd.	283,845	9,085,878
Total		21,804,121
Electrical Equipment 2.6%
ABB Ltd., ADR	568,420	12,914,502
Eaton Corp. PLC	760,297	47,115,605
Emerson Electric Co.	131,869	7,476,972
Hubbell, Inc., Class B	119,159	11,071,063
Total		78,578,142
Industrial Conglomerates 2.3%
General Electric Co.	2,887,339	67,044,012
Machinery 2.8%
Caterpillar, Inc.	323,558	29,887,052
Joy Global, Inc.	329,622	20,878,258
Parker Hannifin Corp.	278,275	26,291,422
Pentair Ltd.	129,656	6,906,775
Total		83,963,507
Road & Rail 0.9%
Union Pacific Corp.	190,961	26,182,663
TOTAL INDUSTRIALS		382,100,679

Issuer	Shares	Value

Common Stocks (continued)

INFORMATION TECHNOLOGY 8.2%
Communications Equipment 1.6%
Cisco Systems, Inc.	2,313,711	$48,240,874
Electronic Equipment, Instruments & Components 0.6%
TE Connectivity Ltd.	420,040	16,856,205
Internet Software & Services 0.6%
eBay, Inc. (a)	313,822	17,159,787
IT Services 1.6%
Accenture PLC, Class A	208,071	15,472,159
Mastercard, Inc., Class A	62,124	32,169,050
Total		47,641,209
Semiconductors & Semiconductor Equipment 3.0%
Analog Devices, Inc.	345,181	15,609,085
Fairchild Semiconductor International, Inc. (a)	987,689	14,084,445
Infineon Technologies AG, ADR	830,107	7,026,856
Intel Corp.	669,321	13,955,343
Microchip Technology, Inc.	589,640	21,504,171
ON Semiconductor Corp. (a)	1,951,054	15,608,432
Total		87,788,332
Software 0.8%
Microsoft Corp.	218,879	6,084,836
Oracle Corp.	558,676	19,140,240
Total		25,225,076
TOTAL INFORMATION TECHNOLOGY		242,911,483
MATERIALS 2.2%
Chemicals 1.8%
Dow Chemical Co. (The)	238,384	7,561,541
LyondellBasell Industries NV, Class A	313,900	18,400,818
Mosaic Co. (The)	446,600	26,143,964
Total		52,106,323
Paper & Forest Products 0.4%
International Paper Co.	285,613	12,569,828
TOTAL MATERIALS		64,676,151
TELECOMMUNICATION SERVICES 4.2%
Diversified Telecommunication Services 3.6%
AT&T, Inc.	1,055,486	37,902,502
CenturyLink, Inc.	649,325	22,512,098

Issuer	Shares	Value

Common Stocks (continued)

TELECOMMUNICATION SERVICES (CONTINUED)
Diversified Telecommunication Services (continued)
Deutsche Telekom AG, ADR	1,232,958	$13,180,321
Verizon Communications, Inc.	584,406	27,192,411
Windstream Corp.	763,350	6,557,177
Total		107,344,509
Wireless Telecommunication Services 0.6%
Vodafone Group PLC, ADR	679,446	17,081,272
TOTAL TELECOMMUNICATION SERVICES		124,425,781
UTILITIES 4.2%
Electric Utilities 2.2%
American Electric Power Co., Inc.	168,491	7,883,694
Duke Energy Corp.	166,329	11,518,283
Entergy Corp.	188,103	11,711,293
FirstEnergy Corp.	253,487	10,007,667
NextEra Energy, Inc.	212,839	15,296,739
PPL Corp.	321,715	9,915,256
Total		66,332,932
Multi-Utilities 2.0%
Dominion Resources, Inc.	337,761	18,914,616
PG&E Corp.	396,612	16,911,536
Sempra Energy	309,779	24,088,415
Total		59,914,567
TOTAL UTILITIES		126,247,499
Total Common Stocks (Cost: $2,408,206,902)		$2,914,292,059

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds 0.2%

Building Materials 0.2%
Cemex SAB de CV Subordinated Notes
03/15/18	3.750%	6,519,000	$8,022,445

Total Convertible Bonds (Cost: $6,519,000)			$8,022,445

	Shares	Value

Money Market Funds 1.2%

Columbia Short-Term Cash Fund, 0.128% (b)(c)	34,970,268	$34,970,268

Total Money Market Funds (Cost: $34,970,268)		$34,970,268

Total Investments
(Cost: $2,449,696,170) (d)	$2,957,284,772(e)
Other Assets & Liabilities, Net	7,457,673
Net Assets	$2,964,742,445

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at February 28, 2013.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	40,776,449	618,401,733	(624,207,914)	34,970,268	41,923	34,970,268

(d)

At February 28, 2013, the cost of securities for federal income tax purposes was approximately $2,449,696,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$547,997,000
Unrealized Depreciation	(40,408,000)
Net Unrealized Appreciation	$507,589,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Boardat each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	327,926,428	—	—	327,926,428
Consumer Staples	308,278,123	—	—	308,278,123
Energy	346,654,800	—	—	346,654,800
Financials	579,708,358	—	—	579,708,358
Health Care	411,362,757	—	—	411,362,757
Industrials	382,100,679	—	—	382,100,679
Information Technology	242,911,483	—	—	242,911,483
Materials	64,676,151	—	—	64,676,151
Telecommunication Services	124,425,781	—	—	124,425,781
Utilities	126,247,499	—	—	126,247,499
Total Equity Securities	2,914,292,059	—	—	2,914,292,059
Bonds
Convertible Bonds	—	8,022,445	—	8,022,445
Total Bonds	—	8,022,445	—	8,022,445
Other
Money Market Funds	34,970,268	—	—	34,970,268
Total Other	34,970,268	—	—	34,970,268
Total	2,949,262,327	8,022,445	—	2,957,284,772

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Dividend Opportunity Fund

February 28, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 96.8%

CONSUMER DISCRETIONARY 9.4%

Automobiles 0.3%
Ford Motor Co.	1,403,407	$17,696,962

Distributors 0.6%
Genuine Parts Co.	458,497	32,567,042

Hotels, Restaurants & Leisure 2.6%
Carnival Corp.	629,365	22,512,386
Intercontinental Hotels Group PLC	513,217	14,881,162
Las Vegas Sands Corp.	325,154	16,742,180
McDonald’s Corp.	842,918	80,835,836
Total		134,971,564

Household Durables 1.5%
Leggett & Platt, Inc.	1,551,677	47,450,283
Whirlpool Corp.	263,407	29,751,820
Total		77,202,103

Media 3.1%
Cinemark Holdings, Inc.	1,050,982	29,217,300
Gannett Co., Inc.	1,478,444	29,672,371
National CineMedia, Inc.	1,708,059	26,047,900
Reed Elsevier NV	932,309	14,146,090
Regal Entertainment Group, Class A	2,088,339	32,724,272
Time Warner, Inc.	599,390	31,869,566
Total		163,677,499

Specialty Retail 1.3%
GameStop Corp., Class A	1,023,480	25,648,409
Limited Brands, Inc.	921,006	41,924,193
Total		67,572,602
TOTAL CONSUMER DISCRETIONARY		493,687,772

CONSUMER STAPLES 11.3%

Beverages 1.2%

Coca-Cola Co. (The)	700,477	27,122,469
Diageo PLC, ADR	103,926	12,440,982
PepsiCo, Inc.	275,570	20,879,939
Total		60,443,390

Food & Staples Retailing 0.3%
SYSCO Corp.	468,641	15,071,494

Food Products 3.3%
B&G Foods, Inc.	1,635,295	48,077,673
ConAgra Foods, Inc.	508,738	17,353,053
Hershey Co. (The)	169,644	14,138,131

Issuer	Shares	Value

Common Stocks (continued)

CONSUMER STAPLES (CONTINUED)

Food Products (continued)
Kellogg Co.	222,143	$13,439,651
Kraft Foods Group, Inc.	888,343	43,057,985
Unilever NV - NY Shares	1,002,180	39,004,846
Total		175,071,339

Household Products 2.3%
Kimberly-Clark Corp.	442,148	41,685,713
Procter & Gamble Co. (The)	669,392	50,994,283
Reckitt Benckiser Group PLC	388,402	26,045,827
Total		118,725,823

Personal Products 0.7%
Avon Products, Inc.	1,948,440	38,092,002

Tobacco 3.5%
Altria Group, Inc.	1,290,016	43,280,037
Lorillard, Inc.	2,252,390	86,807,111
Philip Morris International, Inc.	617,707	56,674,617
Total		186,761,765
TOTAL CONSUMER STAPLES		594,165,813

ENERGY 12.2%

Energy Equipment & Services 0.9%
Seadrill Ltd.	1,374,271	50,394,517

Oil, Gas & Consumable Fuels 11.3%
BP PLC, ADR	2,186,068	88,317,147
Chevron Corp.	737,355	86,381,138
Enbridge Energy Management LLC (a)(b)	57,216	32
Enbridge, Inc.	2,653,025	118,218,794
HollyFrontier Corp.	289,115	16,248,263
Kinder Morgan Management LLC (a)	2,471	2
Kinder Morgan, Inc.	1,185,823	43,958,459
Marathon Petroleum Corp.	169,690	14,063,907
Newfield Exploration Co. (b)	1	23
Occidental Petroleum Corp.	557,313	45,883,579
Royal Dutch Shell PLC, ADR	1,059,207	69,536,940
Ship Finance International Ltd.	907,200	15,340,752
Spectra Energy Corp.	831,150	24,136,596
TransCanada Corp.	633,514	29,464,736
Valero Energy Corp.	301,473	13,744,154
Williams Companies, Inc. (The)	881,135	30,584,196
Total		595,878,718
TOTAL ENERGY		646,273,235

Issuer	Shares	Value

Common Stocks (continued)

FINANCIALS 14.1%

Capital Markets 1.3%

BlackRock, Inc.	191,525	$45,918,119
New Mountain Finance Corp. (c)	1,405,773	21,409,923
Total		67,328,042

Commercial Banks 6.5%

Bank of Montreal	734,241	45,691,817
Fifth Third Bancorp	1,512,947	23,965,081
M&T Bank Corp.	546,527	55,794,941
National Australia Bank Ltd.	542,081	16,682,520
Toronto-Dominion Bank (The)	340,470	28,017,276
U.S. Bancorp	2,259,837	76,789,261
Wells Fargo & Co.	2,677,435	93,924,420
Total		340,865,316

Diversified Financial Services 3.4%

Bank of America Corp.	2,100,246	23,585,763
Citigroup, Inc.	598,563	25,121,689
JPMorgan Chase & Co.	2,621,899	128,263,299
Total		176,970,751

Insurance 2.6%

Aflac, Inc.	398,144	19,887,293
Allstate Corp. (The)	736,845	33,909,607
Kemper Corp.	502,643	15,903,624
PartnerRe Ltd.	214,699	19,159,739
XL Group PLC	1,766,311	50,587,147
Total		139,447,410

Real Estate Investment Trusts (REITs) 0.3%

Omega Healthcare Investors, Inc.	624,457	17,478,551
TOTAL FINANCIALS		742,090,070

HEALTH CARE 12.9%

Biotechnology 0.3%

Amgen, Inc.	183,720	16,793,845

Health Care Equipment & Supplies 0.5%

Medtronic, Inc.	570,997	25,672,025

Health Care Providers & Services 0.5%
UnitedHealth Group, Inc.	477,959	25,546,909

Pharmaceuticals 11.6%
AstraZeneca PLC, ADR	737,960	33,532,902
Bristol-Myers Squibb Co.	1,246,230	46,073,123

Issuer	Shares	Value

Common Stocks (continued)

HEALTH CARE (CONTINUED)

Pharmaceuticals (continued)

Eli Lilly & Co.	1,209,684	$66,121,327
Johnson & Johnson	1,465,578	111,545,142
Merck & Co., Inc.	2,041,143	87,218,040
Novartis AG, ADR	490,906	33,283,427
Pfizer, Inc.	5,370,942	147,002,683
Roche Holding AG, ADR	954,735	54,773,147
Warner Chilcott PLC, Class A	2,385,106	32,222,782
Total		611,772,573
TOTAL HEALTH CARE		679,785,352

INDUSTRIALS 11.2%

Aerospace & Defense 1.7%

Honeywell International, Inc.	672,510	47,142,951
Lockheed Martin Corp.	509,677	44,851,576
Total		91,994,527

Commercial Services & Supplies 2.0%

Deluxe Corp.	957,515	37,994,195
Pitney Bowes, Inc.	1,521,613	19,933,130
RR Donnelley & Sons Co.	1,944,974	20,305,529
Waste Management, Inc.	743,620	27,751,898
Total		105,984,752

Electrical Equipment 2.6%

ABB Ltd., ADR	1,000,272	22,726,180
Eaton Corp. PLC	1,359,109	84,223,985
Emerson Electric Co.	232,476	13,181,389
Hubbell, Inc., Class B	201,257	18,698,788
Total		138,830,342

Industrial Conglomerates 3.5%

General Electric Co.	6,919,914	160,680,403
Siemens AG, ADR	225,328	23,384,540
Total		184,064,943

Machinery 1.0%

Harsco Corp.	919,424	22,047,787
Illinois Tool Works, Inc.	486,366	29,911,509
Total		51,959,296

Trading Companies & Distributors 0.4%

Fly Leasing Ltd., ADR	1,340,531	18,365,275
TOTAL INDUSTRIALS		591,199,135

Issuer	Shares	Value

Common Stocks (continued)

INFORMATION TECHNOLOGY 6.2%

Communications Equipment 1.1%

Cisco Systems, Inc.	2,726,098	$56,839,143

Internet Software & Services 0.5%

AOL, Inc.	750,115	27,679,244

IT Services 0.4%

Paychex, Inc.	604,216	19,999,550

Semiconductors & Semiconductor Equipment 4.0%

Analog Devices, Inc.	820,977	37,124,580
Infineon Technologies AG, ADR	913,688	7,734,369
Intel Corp.	1,355,066	28,253,126
Maxim Integrated Products, Inc.	1,560,133	48,644,947
Microchip Technology, Inc.	1,807,961	65,936,337
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	1,288,039	23,506,712
Total		211,200,071

Software 0.2%

Microsoft Corp.	480,480	13,357,344
TOTAL INFORMATION TECHNOLOGY		329,075,352

MATERIALS 5.4%

Chemicals 2.3%

Dow Chemical Co. (The)	405,508	12,862,714
LyondellBasell Industries NV, Class A	591,747	34,688,209
Mosaic Co. (The)	595,196	34,842,774
Olin Corp.	1,590,011	36,824,654
Total		119,218,351

Containers & Packaging 1.0%

Packaging Corp. of America	1,306,995	54,606,251

Metals & Mining 0.5%

Southern Copper Corp.	738,162	27,895,142

Paper & Forest Products 1.6%

International Paper Co.	1,467,211	64,571,956
MeadWestvaco Corp.	588,177	21,003,801
Total		85,575,757
TOTAL MATERIALS		287,295,501

Issuer	Shares	Value

Common Stocks (continued)

TELECOMMUNICATION SERVICES 7.6%

Diversified Telecommunication Services 7.0%

AT&T, Inc.	1,551,943	$55,730,273
BCE, Inc.	1,071,772	48,304,764
BT Group PLC	7,002,953	28,423,092
CenturyLink, Inc.	1,832,700	63,539,709
Deutsche Telekom AG, ADR	1,259,147	13,460,281
Telefonica SA, ADR	1,178,683	15,346,453
Telstra Corp., Ltd.	5,868,158	27,466,588
Verizon Communications, Inc.	1,890,831	87,980,367
Vivendi SA	1,333,788	27,978,216
Total		368,229,743

Wireless Telecommunication Services 0.6%

Vodafone Group PLC, ADR	1,353,414	34,024,828
TOTAL TELECOMMUNICATION SERVICES		402,254,571

UTILITIES 6.5%

Electric Utilities 2.5%

American Electric Power Co., Inc.	646,635	30,256,052
Duke Energy Corp.	529,752	36,685,326
Pepco Holdings, Inc.	1,341,687	27,222,829
PPL Corp.	1,035,695	31,920,120
UIL Holdings Corp.	134,438	5,264,592
Total		131,348,919

Multi-Utilities 4.0%

Ameren Corp.	876,959	29,632,445
Consolidated Edison, Inc.	330,730	19,513,070
Dominion Resources, Inc.	579,503	32,452,168
National Grid PLC	1,291,594	14,269,898
PG&E Corp.	632,931	26,988,178
Public Service Enterprise Group, Inc.	585,347	19,076,459
SCANA Corp.	258,946	12,646,923
Sempra Energy	363,520	28,267,315
TECO Energy, Inc.	1,694,342	29,227,399
Total		212,073,855
TOTAL UTILITIES		343,422,774
Total Common Stocks (Cost: $4,624,947,226)		$5,109,249,575

Convertible Preferred Stocks 0.5%

CONSUMER DISCRETIONARY 0.1%

Automobiles 0.1%
General Motors Co., 4.750%	217,495	9,084,766

Issuer	Shares	Value

Convertible Preferred Stocks (continued)

CONSUMER DISCRETIONARY (CONTINUED)
TOTAL CONSUMER DISCRETIONARY		9,084,766

FINANCIALS 0.2%

Insurance 0.2%

MetLife, Inc., 5.000%	209,992	$9,911,622
TOTAL FINANCIALS		9,911,622

MATERIALS 0.2%

Metals & Mining 0.2%

ArcelorMittal 6.000%	495,415	11,592,711
TOTAL MATERIALS		11,592,711
Total Convertible Preferred Stocks (Cost: $33,172,002)		$30,589,099

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds 0.1%
Building Materials 0.1%
Cemex SAB de CV Subordinated Notes
03/15/18	3.750%	$3,024,000	$3,721,410
Total Convertible Bonds (Cost: $3,024,000)			$3,721,410

	Shares	Value

Money Market Funds 2.0%
Columbia Short-Term Cash Fund, 0.128% (c)(d)	103,099,779	$103,099,779
Total Money Market Funds (Cost: $103,099,779)		$103,099,779
Total Investments (Cost: $4,764,243,007) (e)		$5,246,659,863(f)
Other Assets & Liabilities, Net		31,509,538
Net Assets		$5,278,169,401

Notes to Portfolio of Investments

(a)                           Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at February 28, 2013 was $34, representing less than 0.01% of net assets.  Information concerning such security holdings at February 28, 2013 is as follows:

Security Description	Acquisition Dates	Cost ($)
Enbridge Energy Management LLC	04-22-09	11
Kinder Morgan Management LLC	11-18-05	—

(b)                           Non-income producing.

(c)                           As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	135,287,671	1,345,796,930	(1,377,984,822)	103,099,779	114,693	103,099,779
New Mountain Finance Corp.*	14,285,242	5,002,962	—	19,288,204	1,392,249	21,409,923
Total	149,572,913	1,350,799,892	(1,377,984,822)	122,387,983	1,506,942	124,509,702

* Issuer was not an affiliate for the entire period ended February 28, 2013.

(d)                           The rate shown is the seven-day current annualized yield at February 28, 2013.

(e)                           At February 28, 2013, the cost of securities for federal income tax purposes was approximately $4,764,243,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$584,108,000
Unrealized Depreciation	(101,691,000)
Net Unrealized Appreciation	$482,417,000

(f)                             Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR                         American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation in the most recent Semiannual Report dated November 30, 2012.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	464,660,520	29,027,252	—	493,687,772
Consumer Staples	568,119,986	26,045,827	—	594,165,813
Energy	646,273,202	33	—	646,273,235
Financials	725,407,550	16,682,520	—	742,090,070
Health Care	679,785,352	—	—	679,785,352
Industrials	591,199,135	—	—	591,199,135
Information Technology	329,075,352	—	—	329,075,352
Materials	287,295,501	—	—	287,295,501
Telecommunication Services	318,386,674	83,867,897	—	402,254,571
Utilities	329,152,876	14,269,898	—	343,422,774
Convertible Preferred Stocks
Consumer Discretionary	9,084,766	—	—	9,084,766
Financials	9,911,622	—	—	9,911,622
Materials	11,592,711	—	—	11,592,711
Total Equity Securities	4,969,945,247	169,893,427	—	5,139,838,674
Bonds
Convertible Bonds	—	3,721,410	—	3,721,410
Total Bonds	—	3,721,410	—	3,721,410
Other
Money Market Funds	103,099,779	—	—	103,099,779
Total Other	103,099,779	—	—	103,099,779
Total	5,073,045,026	173,614,837	—	5,246,659,863

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

Financial assets were transferred from Level 1 to Level 2 as the market for these assets was deemed not to be active and fair values were consequently obtained using the observable market inputs rather than quoted prices for identical assets as of period end, February 28, 2013.

Financial assets were transferred from Level 2 to Level 1 as the market for these assets was deemed to be active during the period and fair values were consequently obtained using quoted prices for identical assets rather than being based upon other observable market inputs as of period end, February 28, 2013.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
17,206,312	36	36	17,206,312

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Flexible Capital Income Fund

February 28, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 39.5%

CONSUMER DISCRETIONARY 1.0%
Hotels, Restaurants & Leisure 1.0%
McDonald’s Corp.	10,500	$1,006,950
TOTAL CONSUMER DISCRETIONARY		1,006,950
CONSUMER STAPLES 3.0%
Food Products 1.0%
Kellogg Co.	16,900	1,022,450
Household Products 1.0%
Procter & Gamble Co. (The)	13,000	990,340
Tobacco 1.0%
Philip Morris International, Inc.	11,250	1,032,188
TOTAL CONSUMER STAPLES		3,044,978
ENERGY 3.9%
Oil, Gas & Consumable Fuels 3.9%
Chevron Corp.	13,000	1,522,950
ConocoPhillips	17,500	1,014,125
Royal Dutch Shell PLC, ADR	22,200	1,457,430
Total		3,994,505
TOTAL ENERGY		3,994,505
FINANCIALS 8.5%
Capital Markets 2.6%
Ares Capital Corp.	56,500	1,046,097
BlackRock, Inc.	6,500	1,558,375
Total		2,604,472
Commercial Banks 1.8%
Cullen/Frost Bankers, Inc.	16,700	1,011,352
Huntington Bancshares, Inc.	120,000	843,600
Total		1,854,952
Diversified Financial Services 1.0%
JPMorgan Chase & Co.	21,000	1,027,320
Insurance 2.1%
ACE Ltd.	11,600	990,524
Travelers Companies, Inc. (The)	13,800	1,109,796
Total		2,100,320

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Real Estate Investment Trusts (REITs) 1.0%
Starwood Property Trust, Inc.	38,000	$1,062,100
TOTAL FINANCIALS		8,649,164
HEALTH CARE 5.3%
Biotechnology 0.8%
Amgen, Inc.	8,800	804,408
Pharmaceuticals 4.5%
AbbVie, Inc.	27,500	1,015,300
Johnson & Johnson	20,000	1,522,200
Merck & Co., Inc.	23,000	982,790
Pfizer, Inc.	37,000	1,012,690
Total		4,532,980
TOTAL HEALTH CARE		5,337,388
INDUSTRIALS 4.1%
Aerospace & Defense 1.0%
Raytheon Co.	18,500	1,009,545
Industrial Conglomerates 1.0%
General Electric Co.	44,000	1,021,680
Machinery 1.1%
Stanley Black & Decker, Inc.	14,300	1,125,410
Road & Rail 1.0%
CSX Corp.	45,000	1,032,300
TOTAL INDUSTRIALS		4,188,935
INFORMATION TECHNOLOGY 5.1%
Computers & Peripherals 1.1%
Apple, Inc.	450	198,630
Diebold, Inc.	32,500	917,800
Total		1,116,430
IT Services 1.0%
Automatic Data Processing, Inc.	17,000	1,043,120
Semiconductors & Semiconductor Equipment 2.0%
Analog Devices, Inc.	22,500	1,017,450

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Semiconductors & Semiconductor Equipment (continued)
Microchip Technology, Inc.	27,300	$995,631
Total		2,013,081
Software 1.0%
Microsoft Corp.	36,000	1,000,800
TOTAL INFORMATION TECHNOLOGY		5,173,431
MATERIALS 3.0%
Chemicals 2.0%
Dow Chemical Co. (The)	31,000	983,320
EI du Pont de Nemours & Co.	21,000	1,005,900
Total		1,989,220
Paper & Forest Products 1.0%
International Paper Co.	23,500	1,034,235
TOTAL MATERIALS		3,023,455
TELECOMMUNICATION SERVICES 3.6%
Diversified Telecommunication Services 3.6%
AT&T, Inc.	28,000	1,005,480
CenturyLink, Inc.	30,000	1,040,100
Verizon Communications, Inc.	33,500	1,558,755
Total		3,604,335
TOTAL TELECOMMUNICATION SERVICES		3,604,335
UTILITIES 2.0%
Electric Utilities 1.0%
Duke Energy Corp.	14,300	990,275
Multi-Utilities 1.0%
CMS Energy Corp.	37,000	984,570
TOTAL UTILITIES		1,974,845
Total Common Stocks (Cost: $35,684,392)		$39,997,986

Convertible Preferred Stocks 13.4%
CONSUMER DISCRETIONARY 1.4%
Automobiles 0.9%
General Motors Co., 4.750%	22,700	948,179

Issuer	Shares	Value

Convertible Preferred Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Media 0.5%
Interpublic Group of Companies, Inc. (The), 5.250%	450	$524,531
TOTAL CONSUMER DISCRETIONARY		1,472,710
CONSUMER STAPLES 2.0%
Food Products 2.0%
Bunge Ltd., 4.875%	9,500	1,002,725
Post Holdings, Inc., 3.750% (a)	10,000	1,004,230
Total		2,006,955
TOTAL CONSUMER STAPLES		2,006,955
ENERGY 2.0%
Oil, Gas & Consumable Fuels 2.0%
Apache Corp., 6.000%	21,100	911,098
Chesapeake Energy Corp., 5.750% (a)	1,050	1,088,719
Total		1,999,817
TOTAL ENERGY		1,999,817
FINANCIALS 4.0%
Commercial Banks 1.0%
Wells Fargo & Co., 7.500%	790	1,001,720
Diversified Financial Services 1.0%
Bank of America Corp., 7.250%	900	1,080,000
Real Estate Investment Trusts (REITs) 2.0%
Alexandria Real Estate Equities, Inc., 7.000%	36,700	995,488
Health Care REIT, Inc., 6.500%	17,000	1,023,400
Total		2,018,888
TOTAL FINANCIALS		4,100,608
INDUSTRIALS 1.0%
Aerospace & Defense 1.0%
United Technologies Corp., 7.500%	17,000	990,250
TOTAL INDUSTRIALS		990,250
UTILITIES 3.0%
Electric Utilities 2.0%
NextEra Energy, Inc., 5.599%	19,000	995,220

Issuer	Shares	Value

Convertible Preferred Stocks (continued)
UTILITIES (CONTINUED)
Electric Utilities (continued)
PPL Corp., 8.750%	18,500	$1,014,910
Total		2,010,130
Multi-Utilities 1.0%
CenterPoint Energy, Inc., 0.283% (b)	23,500	1,014,906
TOTAL UTILITIES		3,025,036
Total Convertible Preferred Stocks (Cost: $12,573,542)		$13,595,376

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 23.9%
Aerospace & Defense 1.0%
ADS Tactical, Inc. Senior Secured (a)
04/01/18	11.000%	500,000	$506,250
Kratos Defense & Security Solutions, Inc.
Senior Secured
06/01/17	10.000%	471,000	519,866
Total			1,026,116
Automotive 3.3%
Allison Transmission, Inc. (a)
05/15/19	7.125%	900,000	963,000
Goodyear Tire & Rubber Co. (The)
03/01/21	6.500%	1,000,000	1,015,000
Visteon Corp.
04/15/19	6.750%	1,260,000	1,341,900
Total			3,319,900
Banking 1.0%
Synovus Financial Corp. Senior Unsecured
02/15/19	7.875%	931,000	1,052,030
Construction Machinery 2.0%
Manitowoc Co., Inc. (The)
02/15/18	9.500%	900,000	1,001,250
United Rentals North America, Inc.
09/15/20	8.375%	900,000	990,000
Total			1,991,250

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Diversified Manufacturing 0.4%
Tomkins LLC/Inc. Secured
10/01/18	9.000%	$324,000	$362,070
Electric 1.0%
AES Corp. (The) Senior Unsecured
07/01/21	7.375%	900,000	1,017,000
Food and Beverage 0.7%
ARAMARK Corp. Senior Notes (a)(c)
03/15/20	5.750%	168,000	171,360
Chiquita Brands International, Inc./LLC
Senior Secured (a)
02/01/21	7.875%	533,000	542,328
Total			713,688
Health Care 1.4%
HCA, Inc. Senior Secured
03/15/22	5.875%	850,000	915,875
Rural/Metro Corp. Senior Unsecured (a)
07/15/19	10.125%	500,000	496,250
Total			1,412,125
Independent Energy 2.4%
Goodrich Petroleum Corp.
03/15/19	8.875%	1,500,000	1,488,750
Laredo Petroleum, Inc.
02/15/19	9.500%	800,000	904,000
Total			2,392,750
Media Non-Cable 1.0%
AMC Networks, Inc.
07/15/21	7.750%	900,000	1,021,500
Metals 1.3%
Alpha Natural Resources, Inc.
04/15/18	9.750%	1,000,000	1,067,500
Molycorp, Inc. Senior Secured (a)
06/01/20	10.000%	300,000	291,000
Total			1,358,500

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Non-Captive Diversified 0.9%
International Lease Finance Corp. Senior Unsecured
08/15/22	5.875%	$900,000	$963,702
Pharmaceuticals 1.0%
Jaguar Holding Co. II/Merger Sub, Inc. Senior Unsecured (a)
12/01/19	9.500%	882,000	1,012,095
Restaurants 0.5%
Shearer’s Foods, Inc. LLC Senior Secured (a)
11/01/19	9.000%	475,000	515,375
Retailers 3.0%
99 Cent Only Stores
12/15/19	11.000%	450,000	517,500
J. Crew Group, Inc.
03/01/19	8.125%	400,000	429,000
Michaels Stores, Inc.
11/01/18	7.750%	900,000	982,125
Rite Aid Corp.
03/15/20	9.250%	700,000	784,000
Senior Unsecured
02/15/27	7.700%	340,000	327,250
Total			3,039,875
Transportation Services 0.5%
Hertz Corp. (The) (a)
10/15/20	5.875%	500,000	520,000
Wireless 2.0%
Sprint Nextel Corp. (a)
11/15/18	9.000%	1,200,000	1,491,000
Wind Acquisition Finance SA Secured (a)
07/15/17	11.750%	500,000	526,250
Total			2,017,250
Wirelines 0.5%
Level 3 Financing, Inc. (a)
06/01/20	7.000%	500,000	525,000
Total Corporate Bonds & Notes (Cost: $22,874,133)			$24,260,226

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds 21.8%
Airlines 0.5%
United Continental Holdings, Inc.
06/30/21	4.500%	$520,000	$517,286
Banking 0.6%
Walter Investment Management Corp.
Senior Subordinated Notes
11/01/19	4.500%	500,000	559,688
Building Materials 1.0%
Cemex SAB de CV Subordinated Notes
03/15/15	4.875%	900,000	1,048,500
Diversified Manufacturing 0.2%
GT Advanced Technologies, Inc. Senior Unsecured
10/01/17	3.000%	320,000	240,200
Food and Beverage 0.5%
Chiquita Brands International, Inc. Senior Unsecured
08/15/16	4.250%	550,000	477,813
Gaming 1.0%
MGM Resorts International
04/15/15	4.250%	890,000	957,862
Health Care 3.2%
HeartWare International, Inc. Senior Unsecured
12/15/17	3.500%	470,000	547,844
Insulet Corp. Senior Unsecured
06/15/16	3.750%	470,000	524,238
NuVasive, Inc. Senior Unsecured
07/01/17	2.750%	1,150,000	1,093,356
Omnicare, Inc.
04/01/42	3.750%	1,000,000	1,038,930
Total			3,204,368
Home Construction 0.7%
Lennar Corp. (a)
11/15/21	3.250%	420,000	749,700

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
Independent Energy 0.3%
Endeavour International Corp.
07/15/16	5.500%	$590,000	$284,675
Metals 0.9%
Jaguar Mining, Inc. Senior Unsecured (a)
11/01/14	4.500%	500,000	199,688
James River Coal Co. Senior Unsecured
12/01/15	4.500%	900,000	329,711
Molycorp, Inc.
Senior Unsecured
09/01/17	6.000%	230,000	175,725
06/15/16	3.250%	400,000	248,000
Total			953,124
Non-Captive Consumer 0.7%
DFC Global Corp. Senior Unsecured (a)
04/15/17	3.250%	679,000	750,492
Other Financial Institutions 1.0%
Forest City Enterprises, Inc. Senior Unsecured
08/15/18	4.250%	900,000	958,950
Other Industry 0.5%
WESCO International, Inc.
09/15/29	6.000%	200,000	535,500
Pharmaceuticals 2.8%
Dendreon Corp. Senior Unsecured
01/15/16	2.875%	1,800,000	1,488,875
InterMune, Inc. Senior Unsecured
09/15/18	2.500%	650,000	538,688
Vertex Pharmaceuticals, Inc. Senior Subordinated Notes
10/01/15	3.350%	680,000	768,400
Total			2,795,963
Railroads 1.0%
Greenbrier Companies, Inc. Senior Unsecured
04/01/18	3.500%	1,050,000	1,019,812

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
Technology 4.1%
Ciena Corp. Senior Unsecured (a)
10/15/18	3.750%	$870,000	$972,581
Ixia Senior Notes
12/15/15	3.000%	440,000	554,400
Mentor Graphics Corp.
04/01/31	4.000%	920,000	1,067,200
Nuance Communications, Inc. Senior Unsecured
11/01/31	2.750%	950,000	976,719
TiVo, Inc. Senior Unsecured (a)
03/15/16	4.000%	450,000	607,500
Total			4,178,400
Tobacco 0.5%
Vector Group Ltd. Senior Unsecured (b)
01/15/19	7.500%	460,000	516,865
Transportation Services 1.3%
DryShips, Inc. Senior Unsecured
12/01/14	5.000%	900,000	771,187
Wabash National Corp. Senior Unsecured
05/01/18	3.375%	440,000	519,341
Total			1,290,528
Non-Captive Diversified 0.5%
Air Lease Corp. Senior Unsecured (a)
12/01/18	3.875%	400,000	492,024
TOTAL NON-CAPTIVE DIVERSIFIED			492,024
Property & Casualty 0.5%
Radian Group, Inc. Senior Unsecured
11/15/17	3.000%	480,000	525,900
TOTAL PROPERTY & CASUALTY			525,900
Total Convertible Bonds (Cost: $20,628,703)			$22,057,650

	Shares	Value

Money Market Funds 0.7%
JPMorgan Prime Money Market Fund, 0.010% (d)	686,791	$686,791
Total Money Market Funds (Cost: $686,791)		$686,791

Total Investments (Cost: $92,447,561) (e)	$100,598,029(f)
Other Assets & Liabilities, Net	755,552
Net Assets	$101,353,581

Notes to Portfolio of Investments

(a)                                     Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2013, the value of these securities amounted to $13,424,842 or 13.25% of net assets.

(b)                                     Variable rate security.

(c)                                     Represents a security purchased on a when-issued or delayed delivery basis.

(d)                                     The rate shown is the seven-day current annualized yield at February 28, 2013.

(e)                                     At February 28, 2013, the cost of securities for federal income tax purposes was approximately $92,448,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$9,038,000
Unrealized Depreciation	(888,000)
Net Unrealized Appreciation	$8,150,000

(f)                                       Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR                         American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	1,006,950	—	—	1,006,950
Consumer Staples	3,044,978	—	—	3,044,978
Energy	3,994,505	—	—	3,994,505
Financials	8,649,164	—	—	8,649,164
Health Care	5,337,388	—	—	5,337,388
Industrials	4,188,935	—	—	4,188,935
Information Technology	5,173,431	—	—	5,173,431
Materials	3,023,455	—	—	3,023,455
Telecommunication Services	3,604,335	—	—	3,604,335
Utilities	1,974,845	—	—	1,974,845
Convertible Preferred Stocks
Consumer Discretionary	948,179	524,531	—	1,472,710
Consumer Staples	—	2,006,955	—	2,006,955
Energy	911,098	1,088,719	—	1,999,817
Financials	3,105,120	995,488	—	4,100,608
Industrials	990,250	—	—	990,250
Utilities	1,014,910	2,010,126	—	3,025,036
Total Equity Securities	46,967,543	6,625,819	—	53,593,362
Bonds
Corporate Bonds & Notes	—	24,260,226	—	24,260,226
Convertible Bonds	—	22,057,650	—	22,057,650
Total Bonds	—	46,317,876	—	46,317,876
Other
Money Market Funds	686,791	—	—	686,791
Total Other	686,791	—	—	686,791
Total	47,654,334	52,943,695	—	100,598,029

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Financial assets were transferred from Level 2 to Level 1 as the market for these assets was deemed to be active during the period and fair values wereconsequently obtained using quoted prices for identical assets rather than being based upon other observable market inputs as of period end,February 28, 2013.

Financial assets were transferred from Level 1 to Level 2 as the market for these assets was deemed not to be active and fair values were consequently obtained using the observable market inputs rather than quoted prices for identical assets as of period end, February 28, 2013.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
3,369,418	952,320	952,320	3,369,418

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia High Yield Bond Fund

February 28, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 90.5%
Aerospace & Defense 2.4%
ADS Tactical, Inc. Senior Secured (a)
04/01/18	11.000%	$11,620,000	$11,765,250
Bombardier, Inc. Senior Notes (a)
01/15/23	6.125%	2,570,000	2,631,037
Huntington Ingalls Industries, Inc.
03/15/18	6.875%	4,887,000	5,323,776
03/15/21	7.125%	1,273,000	1,387,570
Kratos Defense & Security Solutions, Inc. Senior Secured
06/01/17	10.000%	10,675,000	11,782,531
Oshkosh Corp.
03/01/20	8.500%	4,658,000	5,228,605
TransDigm, Inc. (a)
10/15/20	5.500%	3,178,000	3,305,120
Total			41,423,889
Automotive 1.9%
Allison Transmission, Inc. (a)
05/15/19	7.125%	3,958,000	4,235,060
American Axle & Manufacturing, Inc.
03/15/21	6.250%	2,849,000	2,873,929
Chrysler Group LLC/Co-Issuer, Inc.
Secured
06/15/19	8.000%	564,000	618,285
06/15/21	8.250%	5,393,000	5,972,747
Dana Holding Corp.
Senior Unsecured
02/15/19	6.500%	1,390,000	1,492,513
02/15/21	6.750%	2,179,000	2,386,005
Jaguar Land Rover Automotive PLC (a)
02/01/23	5.625%	4,120,000	4,212,700
Visteon Corp.
04/15/19	6.750%	10,063,000	10,717,095
Total			32,508,334
Banking 2.4%
Ally Financial, Inc.
03/15/20	8.000%	24,733,000	30,359,757
09/15/20	7.500%	3,647,000	4,412,870
Synovus Financial Corp. Senior Unsecured
02/15/19	7.875%	6,697,000	7,567,610
Total			42,340,237
Brokerage 0.7%
E*TRADE Financial Corp. Senior Unsecured
11/15/19	6.375%	4,225,000	4,404,563
Nuveen Investments, Inc. (a)
Senior Unsecured

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Brokerage (continued)
10/15/17	9.125%	$1,086,000	$1,091,430
10/15/20	9.500%	5,988,000	6,077,820
Total			11,573,813
Building Materials 1.5%
Gibraltar Industries, Inc. (a)
02/01/21	6.250%	1,279,000	1,350,944
HD Supply, Inc. (a)
07/15/20	11.500%	2,350,000	2,708,375
01/15/21	10.500%	3,477,000	3,590,003
Senior Unsecured
07/15/20	7.500%	6,417,000	6,425,021
Interface, Inc.
12/01/18	7.625%	1,441,000	1,558,081
Norcraft Companies LP/Finance Corp. Secured
12/15/15	10.500%	4,486,000	4,710,300
Nortek, Inc.
12/01/18	10.000%	899,000	1,001,261
04/15/21	8.500%	3,905,000	4,305,262
Total			25,649,247
Chemicals 3.1%
Ashland, Inc. (a)
08/15/22	4.750%	3,232,000	3,288,560
Celanese U.S. Holdings LLC
06/15/21	5.875%	2,524,000	2,757,470
11/15/22	4.625%	3,056,000	3,067,460
Dupont Performance Coatings, Inc. (a)
05/01/21	7.375%	4,173,000	4,323,228
Huntsman International LLC
11/15/20	4.875%	1,984,000	1,964,160
03/15/21	8.625%	490,000	553,700
JM Huber Corp. Senior Notes (a)
11/01/19	9.875%	4,155,000	4,695,150
LyondellBasell Industries NV
Senior Unsecured
11/15/21	6.000%	4,651,000	5,464,925
04/15/24	5.750%	4,257,000	4,948,762
MacDermid, Inc. (a)
04/15/17	9.500%	2,051,500	2,130,996
Momentive Performance Materials, Inc. Senior Secured
10/15/20	8.875%	5,900,000	6,062,250
PQ Corp. Secured (a)
05/01/18	8.750%	13,783,000	14,592,751
Total			53,849,412
Construction Machinery 2.7%
CNH Capital LLC
11/01/16	6.250%	6,147,000	6,792,435

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Construction Machinery (continued)
Case New Holland, Inc.
12/01/17	7.875%	$10,993,000	$12,903,034
Columbus McKinnon Corp.
02/01/19	7.875%	1,817,000	1,957,818
H&E Equipment Services, Inc. (a)
09/01/22	7.000%	622,000	681,090
Neff Rental LLC/Finance Corp. Secured (a)
05/15/16	9.625%	6,845,000	7,135,912
United Rentals North America, Inc.
12/15/19	9.250%	4,245,000	4,839,300
05/15/20	7.375%	2,566,000	2,809,770
09/15/20	8.375%	3,082,000	3,390,200
04/15/22	7.625%	3,270,000	3,621,525
Senior Unsecured
02/01/21	8.250%	2,760,000	3,129,150
Total			47,260,234
Consumer Cyclical Services 1.3%
Goodman Networks, Inc. Senior Secured (a)
07/01/18	13.125%	4,565,000	5,067,150
Monitronics International, Inc.
04/01/20	9.125%	2,550,000	2,671,125
Vivint, Inc. (a)
Senior Secured
12/01/19	6.375%	11,049,000	10,772,775
Senior Unsecured
12/01/20	8.750%	4,438,000	4,382,525
Total			22,893,575
Consumer Products 1.2%
Alphabet Holding Co., Inc. Senior Unsecured PIK (a)
11/01/17	7.750%	2,157,000	2,237,888
Libbey Glass, Inc. Senior Secured
05/15/20	6.875%	1,848,000	1,981,980
Serta Simmons Holdings LLC Senior Unsecured (a)
10/01/20	8.125%	5,554,000	5,672,022
Spectrum Brands Escrow Corp. (a)
11/15/20	6.375%	3,959,000	4,211,386
11/15/22	6.625%	2,032,000	2,189,480
Spectrum Brands, Inc. (a)
03/15/20	6.750%	4,279,000	4,610,623
Tempur-Pedic International, Inc. (a)
12/15/20	6.875%	632,000	666,760
Total			21,570,139

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Diversified Manufacturing 1.0%
Amsted Industries, Inc. Senior Notes (a)
03/15/18	8.125%	$6,202,000	$6,667,150
Apex Tool Group LLC (a)
02/01/21	7.000%	1,241,000	1,278,230
Silver II Borrower/US Holdings LLC (a)
12/15/20	7.750%	4,048,000	4,209,920
Tomkins LLC/Inc. Secured
10/01/18	9.000%	1,780,000	1,989,150
Unifrax I LLC/Holding Co. (a)
02/15/19	7.500%	2,619,000	2,661,559
Total			16,806,009
Electric 1.1%
AES Corp. (The)
Senior Unsecured
10/15/17	8.000%	838,000	967,890
06/01/20	8.000%	2,665,000	3,098,062
07/01/21	7.375%	1,779,000	2,010,270
Calpine Corp. Senior Secured (a)
02/15/21	7.500%	7,942,000	8,597,215
GenOn Energy, Inc. Senior Unsecured
10/15/18	9.500%	4,207,000	5,006,330
Total			19,679,767
Entertainment 0.9%
AMC Entertainment, Inc.
06/01/19	8.750%	5,850,001	6,413,062
12/01/20	9.750%	1,407,000	1,621,568
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp. (a)(b)
03/15/21	5.250%	3,159,000	3,159,000
Regal Entertainment Group Senior Unsecured
02/01/25	5.750%	546,000	535,080
United Artists Theatre Circuit, Inc. (c)(d)
1995-A Pass-Through Certificates
07/01/15	9.300%	2,676,594	2,676,594
07/01/15	9.300%	862,380	862,380
Total			15,267,684
Environmental 0.4%
Clean Harbors, Inc.
08/01/20	5.250%	4,272,000	4,400,160
Clean Harbors, Inc. (a)
06/01/21	5.125%	3,283,000	3,340,453
Total			7,740,613

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Food and Beverage 0.3%
ARAMARK Corp. Senior Notes (a)(b)
03/15/20	5.750%	$3,239,000	$3,303,780
Cott Beverages, Inc.
09/01/18	8.125%	2,617,000	2,872,158
Total			6,175,938
Gaming 2.9%
Caesars Entertainment Operating Co., Inc. Senior Secured
02/15/20	8.500%	2,595,000	2,530,125
MGM Resorts International
03/01/18	11.375%	5,945,000	7,475,838
12/15/21	6.625%	3,330,000	3,446,550
MGM Resorts International (a)
10/01/20	6.750%	1,681,000	1,760,848
ROC Finance LLC/Corp. Secured (a)
09/01/18	12.125%	4,957,000	5,750,120
Seminole Indian Tribe of Florida (a)
Senior Secured
10/01/20	6.535%	5,120,000	5,605,688
Senior Unsecured
10/01/20	7.804%	1,515,000	1,529,847
Seneca Gaming Corp. (a)
12/01/18	8.250%	4,727,000	5,004,711
Studio City Finance Ltd. (a)
12/01/20	8.500%	8,998,000	9,886,552
Tunica-Biloxi Gaming Authority Senior Unsecured (a)
11/15/15	9.000%	8,030,000	7,106,550
Total			50,096,829
Gas Pipelines 4.2%
Access Midstream Partners LP/Finance Corp.
05/15/23	4.875%	6,555,000	6,489,450
El Paso LLC
06/15/14	6.875%	98,000	104,099
06/01/18	7.250%	1,098,000	1,255,838
09/15/20	6.500%	16,134,000	17,787,735
01/15/32	7.750%	2,228,000	2,512,779
Hiland Partners LP/Finance Corp. (a)
10/01/20	7.250%	10,700,000	11,556,000
MarkWest Energy Partners LP/Finance Corp.
06/15/22	6.250%	3,939,000	4,214,730
02/15/23	5.500%	5,404,000	5,674,200
07/15/23	4.500%	873,000	853,358
Regency Energy Partners LP/Corp.
04/15/23	5.500%	2,316,000	2,443,380
Regency Energy Partners LP/Finance Corp.
12/01/18	6.875%	5,867,000	6,351,027
07/15/21	6.500%	7,768,000	8,486,540

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Gas Pipelines (continued)
Sabine Pass Liquefaction LLC Senior Secured (a)
02/01/21	5.625%	$4,607,000	$4,756,727
Total			72,485,863
Health Care 8.7%
American Renal Associates Holdings, Inc. Senior Unsecured PIK
03/01/16	9.750%	1,403,757	1,475,700
Amsurg Corp. (a)
11/30/20	5.625%	1,992,000	2,091,600
Biomet, Inc. (a)
08/01/20	6.500%	3,975,000	4,203,563
CHS/Community Health Systems, Inc.
11/15/19	8.000%	6,814,000	7,520,952
Senior Secured
08/15/18	5.125%	5,993,000	6,300,141
ConvaTec Healthcare E SA Senior Unsecured (a)
12/15/18	10.500%	8,703,000	9,649,451
DaVita HealthCare Partners, Inc.
08/15/22	5.750%	4,461,000	4,650,592
Emdeon, Inc.
12/31/19	11.000%	4,375,000	5,053,125
Fresenius Medical Care U.S. Finance II, Inc. (a)
07/31/19	5.625%	1,456,000	1,576,120
01/31/22	5.875%	3,034,000	3,329,815
Fresenius Medical Care U.S. Finance, Inc. (a)
09/15/18	6.500%	1,104,000	1,247,520
HCA Holdings, Inc. Senior Unsecured
02/15/21	6.250%	5,784,000	6,102,120
HCA, Inc.
02/15/22	7.500%	6,054,000	6,962,100
05/01/23	5.875%	8,110,000	8,403,987
Senior Secured
02/15/20	6.500%	8,248,000	9,237,760
Hanger, Inc.
11/15/18	7.125%	1,454,000	1,570,320
Health Management Associates, Inc.
01/15/20	7.375%	3,187,000	3,481,798
IASIS Healthcare LLC/Capital Corp.
05/15/19	8.375%	9,579,000	9,866,370
IMS Health, Inc. Senior Unsecured (a)
11/01/20	6.000%	2,804,000	2,916,160
Kinetic Concepts, Inc./KCI U.S.A., Inc. Secured (a)
11/01/18	10.500%	2,390,000	2,575,225
Multiplan, Inc. (a)
09/01/18	9.875%	8,488,000	9,400,460

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Health Care (continued)
Physio-Control International, Inc. Senior Secured (a)
01/15/19	9.875%	$3,847,000	$4,337,492
Physiotherapy Associates Holdings, Inc. Senior Unsecured (a)
05/01/19	11.875%	2,807,000	2,694,720
Radnet Management, Inc.
04/01/18	10.375%	1,800,000	1,858,500
Rural/Metro Corp. Senior Unsecured (a)
07/15/19	10.125%	3,255,000	3,230,588
STHI Holding Corp. Secured (a)
03/15/18	8.000%	1,873,000	2,046,253
Tenet Healthcare Corp.
Senior Unsecured
02/01/20	6.750%	3,261,000	3,489,270
Tenet Healthcare Corp. (a)
Senior Secured
04/01/21	4.500%	2,455,000	2,421,244
Truven Health Analytics, Inc. Senior Unsecured (a)
06/01/20	10.625%	2,312,000	2,601,000
United Surgical Partners International, Inc.
04/01/20	9.000%	2,758,000	3,102,750
Universal Hospital Services, Inc.
Secured
08/15/20	7.625%	2,408,000	2,570,540
Universal Hospital Services, Inc. (a)
Secured
08/15/20	7.625%	1,941,000	2,081,723
Vanguard Health Holding Co. II LLC/Inc.
02/01/18	8.000%	4,900,000	5,218,500
02/01/19	7.750%	6,406,000	6,862,427
Vanguard Health Holding Co. II LLC/Inc. (a)
02/01/19	7.750%	1,222,000	1,307,540
Total			151,437,426
Home Construction 1.3%
Ashton Woods U.S.A. LLC/Finance Co. Senior Notes (a)
02/15/21	6.875%	2,024,000	2,036,650
Beazer Homes USA, Inc.
05/15/19	9.125%	1,715,000	1,835,050
Beazer Homes USA, Inc. (a)
02/01/23	7.250%	1,669,000	1,681,518
KB Home
03/15/20	8.000%	1,897,000	2,193,406
09/15/22	7.500%	1,566,000	1,746,090
Meritage Homes Corp.
04/01/22	7.000%	1,873,000	2,074,347
Meritage Homes Corp. (a)(b)
Senior Unsecured
03/01/18	4.500%	2,686,000	2,692,715

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Home Construction (continued)
Shea Homes LP/Funding Corp. Senior Secured
05/15/19	8.625%	$3,122,000	$3,465,420
Taylor Morrison Communities, Inc./Monarch, Inc. (a)
04/15/20	7.750%	1,263,000	1,357,725
04/15/20	7.750%	4,021,000	4,322,575
Total			23,405,496
Independent Energy 10.4%
Antero Resources Finance Corp.
08/01/19	7.250%	1,035,000	1,117,800
Carrizo Oil & Gas, Inc.
10/15/18	8.625%	6,402,000	6,946,170
Chaparral Energy, Inc.
11/15/22	7.625%	1,096,000	1,191,900
Chesapeake Energy Corp.
08/15/20	6.625%	13,765,000	15,072,675
02/15/21	6.125%	7,240,000	7,674,400
Comstock Resources, Inc.
06/15/20	9.500%	8,184,000	8,920,560
Concho Resources, Inc.
01/15/21	7.000%	4,063,000	4,489,615
01/15/22	6.500%	809,000	881,810
10/01/22	5.500%	3,987,000	4,151,464
04/01/23	5.500%	4,574,000	4,756,960
Continental Resources, Inc.
10/01/20	7.375%	2,347,000	2,646,242
04/01/21	7.125%	4,269,000	4,813,297
09/15/22	5.000%	14,693,000	15,794,975
EP Energy Holdings LLC/Bond Co., Inc. Senior Unsecured PIK (a)
12/15/17	8.125%	2,609,000	2,654,657
EP Energy LLC/Everest Acquisition Finance, Inc.
09/01/22	7.750%	807,000	873,578
EP Energy LLC/Finance, Inc. Senior Unsecured
05/01/20	9.375%	8,480,000	9,667,200
Halcon Resources Corp. (a)
05/15/21	8.875%	5,807,000	6,242,525
Kodiak Oil & Gas Corp.
12/01/19	8.125%	14,888,000	16,749,000
Kodiak Oil & Gas Corp. (a)
01/15/21	5.500%	2,392,000	2,475,720
Laredo Petroleum, Inc.
02/15/19	9.500%	10,797,000	12,200,610
05/01/22	7.375%	4,313,000	4,679,605
Oasis Petroleum, Inc.
02/01/19	7.250%	6,286,000	6,788,880
11/01/21	6.500%	5,761,000	6,221,880
01/15/23	6.875%	4,224,000	4,625,280
Plains Exploration & Production Co.
11/15/20	6.500%	7,130,000	7,967,775
QEP Resources, Inc.

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Independent Energy (continued)
Senior Unsecured
03/01/21	6.875%	$3,110,000	$3,568,725
05/01/23	5.250%	10,000,000	10,350,000
Range Resources Corp.
05/15/19	8.000%	2,097,000	2,306,700
SM Energy Co.
Senior Unsecured
11/15/21	6.500%	2,397,000	2,606,738
01/01/23	6.500%	1,887,000	2,042,678
Whiting Petroleum Corp.
10/01/18	6.500%	287,000	308,525
Total			180,787,944
Lodging 0.1%
Choice Hotels International, Inc.
07/01/22	5.750%	1,878,000	2,084,580
Media Cable 4.5%
CCO Holdings LLC/Capital Corp.
01/15/19	7.000%	672,000	724,080
04/30/20	8.125%	3,902,000	4,331,220
01/31/22	6.625%	3,194,000	3,457,505
09/30/22	5.250%	4,231,000	4,162,246
CCO Holdings LLC/Capital Corp. (a)(b)
Senior Unsecured
03/15/21	5.250%	5,703,000	5,703,000
CSC Holdings LLC Senior Unsecured
02/15/19	8.625%	4,838,000	5,769,315
CSC Holdings, Inc. Senior Unsecured
11/15/21	6.750%	4,263,000	4,662,656
Cablevision Systems Corp.
Senior Unsecured
04/15/20	8.000%	200,000	222,000
09/15/22	5.875%	5,284,000	5,125,480
Cequel Communications Holdings I LLC/Capital Corp. Senior Unsecured (a)
09/15/20	6.375%	5,676,000	5,867,565
DISH DBS Corp.
09/01/19	7.875%	1,784,000	2,111,810
06/01/21	6.750%	11,735,000	13,055,188
07/15/22	5.875%	2,641,000	2,786,255
Lynx I Corp. Senior Secured (a)
04/15/21	5.375%	3,388,000	3,481,170
Lynx II Corp. Senior Unsecured (a)
04/15/23	6.375%	3,724,000	3,858,995
Quebecor Media, Inc. Senior Unsecured (a)
01/15/23	5.750%	6,020,000	6,155,450

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Media Cable (continued)
Unitymedia Hessen GmbH & Co. KG NRW Senior Secured (a)
01/15/23	5.500%	$2,507,000	$2,557,140
Videotron Ltd.
07/15/22	5.000%	3,578,000	3,640,615
WaveDivision Escrow LLC/Corp. Senior Unsecured (a)
09/01/20	8.125%	131,000	137,550
Total			77,809,240
Media Non-Cable 7.4%
AMC Networks, Inc.
07/15/21	7.750%	11,163,000	12,670,005
12/15/22	4.750%	3,023,000	3,011,664
Clear Channel Communications, Inc.
08/01/16	10.750%	3,448,000	2,568,760
Clear Channel Worldwide Holdings, Inc.
03/15/20	7.625%	12,414,000	12,848,490
Clear Channel Worldwide Holdings, Inc. (a)
11/15/22	6.500%	3,433,000	3,587,485
11/15/22	6.500%	9,282,000	9,769,305
DigitalGlobe, Inc. (a)
02/01/21	5.250%	1,984,000	1,969,120
Getty Images, Inc. Senior Notes (a)
10/15/20	7.000%	6,121,000	6,212,815
Hughes Satellite Systems Corp.
06/15/21	7.625%	8,600,000	9,804,000
Senior Secured
06/15/19	6.500%	2,157,000	2,361,915
Intelsat Jackson Holdings SA
10/15/20	7.250%	8,529,000	9,147,352
Senior Unsecured
04/01/21	7.500%	3,330,000	3,604,725
Intelsat Luxembourg SA Senior Unsecured
02/04/17	11.500%	8,799,000	9,359,936
National CineMedia LLC
Senior Secured
04/15/22	6.000%	4,164,000	4,465,890
Senior Unsecured
07/15/21	7.875%	1,533,000	1,709,295
Nielsen Finance LLC/Co.
10/15/18	7.750%	7,946,000	8,800,195
Nielsen Finance LLC/Co. (a)
10/01/20	4.500%	6,779,000	6,711,210
Starz LLC/Finance Corp.
09/15/19	5.000%	1,952,000	1,995,920
Univision Communications, Inc. (a)
05/15/21	8.500%	6,193,000	6,750,370
Senior Secured
05/15/19	6.875%	4,275,000	4,595,625
11/01/20	7.875%	6,140,000	6,815,400
Total			128,759,477

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Metals 3.6%
Alpha Natural Resources, Inc.
04/15/18	9.750%	$6,540,000	$6,981,450
06/01/19	6.000%	1,887,000	1,717,170
ArcelorMittal
Senior Unsecured
03/01/21	6.000%	2,300,000	2,440,928
02/25/22	6.750%	3,893,000	4,288,981
Arch Coal, Inc.
06/15/21	7.250%	2,786,000	2,382,030
Arch Coal, Inc. (a)
06/15/19	9.875%	4,861,000	4,800,238
Calcipar SA Senior Secured (a)
05/01/18	6.875%	1,021,000	1,075,879
FMG Resources August 2006 Proprietary Ltd. (a)
11/01/19	8.250%	11,151,000	12,321,855
Inmet Mining Corp. (a)
06/01/20	8.750%	9,521,000	10,354,087
06/01/21	7.500%	2,568,000	2,734,920
JMC Steel Group, Inc. Senior Notes (a)
03/15/18	8.250%	4,018,000	4,269,125
Peabody Energy Corp.
11/15/18	6.000%	4,817,000	5,118,062
Rain CII Carbon LLC/Corp. Senior Secured (a)
12/01/18	8.000%	4,115,000	4,361,900
Total			62,846,625
Non-Captive Consumer 0.4%
Springleaf Finance Corp. Senior Unsecured
12/15/17	6.900%	7,729,000	7,555,098
Non-Captive Diversified 3.3%
Air Lease Corp.
03/01/20	4.750%	7,924,000	7,884,380
CIT Group, Inc.
Senior Unsecured
03/15/18	5.250%	2,547,000	2,738,025
05/15/20	5.375%	3,684,000	4,015,560
CIT Group, Inc. (a)
Senior Secured
04/01/18	6.625%	6,475,000	7,365,313
Senior Unsecured
02/15/19	5.500%	9,924,000	10,817,160
International Lease Finance Corp.
Senior Unsecured
09/01/17	8.875%	7,095,000	8,496,262
04/01/19	5.875%	3,168,000	3,403,813
05/15/19	6.250%	3,999,000	4,379,685
12/15/20	8.250%	6,630,000	8,121,750
Total			57,221,948

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Oil Field Services 1.8%
Atwood Oceanics, Inc. Senior Unsecured
02/01/20	6.500%	$11,946,000	$12,991,275
Green Field Energy Services, Inc. (a)
Senior Secured
11/15/16	13.250%	169,000	175,760
11/15/16	13.250%	7,126,000	7,411,040
Offshore Group Investments Ltd. Senior Secured
08/01/15	11.500%	7,157,000	7,801,130
Oil States International, Inc. (a)
01/15/23	5.125%	2,492,000	2,492,000
Total			30,871,205
Other Financial Institutions 0.1%
FTI Consulting, Inc. (a)
11/15/22	6.000%	1,913,000	1,975,173
Other Industry 0.3%
Interline Brands, Inc.
11/15/18	7.500%	3,829,000	4,144,893
SPL Logistics Escrow LLC/Finance Corp. Senior Secured (a)
08/01/20	8.875%	700,000	744,625
Total			4,889,518
Packaging 1.7%
Ardagh Packaging Finance PLC/MP Holdings U.S.A., Inc. Senior Unsecured (a)
11/15/20	7.000%	5,174,000	5,186,935
BOE Merger Corp. Senior Unsecured PIK (a)
11/01/17	9.500%	1,325,000	1,404,500
Reynolds Group Issuer, Inc. LLC Senior Secured
10/15/20	5.750%	3,500,000	3,613,750
Reynolds Group Issuer, Inc./LLC
04/15/19	9.000%	1,310,000	1,388,600
08/15/19	9.875%	4,018,000	4,399,710
02/15/21	8.250%	5,607,000	5,789,227
Senior Secured
04/15/19	7.125%	3,320,000	3,564,850
08/15/19	7.875%	4,598,000	5,080,790
Total			30,428,362
Pharmaceuticals 0.7%
Jaguar Holding Co. I Senior Unsecured PIK (a)
10/15/17	9.375%	2,158,000	2,306,362

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Pharmaceuticals (continued)
Jaguar Holding Co. II/Merger Sub, Inc. Senior Unsecured (a)
12/01/19	9.500%	$1,677,000	$1,924,358
VPI Escrow Corp. (a)
10/15/20	6.375%	6,647,000	7,178,760
Valeant Pharmaceuticals International Senior Notes (a)
10/15/20	6.375%	1,329,000	1,430,336
Total			12,839,816
Property & Casualty 0.6%
Alliant Holdings, Inc. Senior Unsecured (a)
12/15/20	7.875%	3,318,000	3,326,295
Hub International Ltd. (a)
10/15/18	8.125%	6,253,000	6,518,753
Total			9,845,048
Restaurants 0.2%
Shearer’s Foods, Inc. LLC Senior Secured (a)
11/01/19	9.000%	3,133,000	3,399,305
Retailers 1.9%
99 Cent Only Stores
12/15/19	11.000%	2,331,000	2,680,650
AutoNation, Inc.
02/01/20	5.500%	337,000	364,803
Burlington Coat Factory Warehouse Corp.
02/15/19	10.000%	4,499,000	4,960,147
Burlington Holdings LLC/Finance, Inc. Senior Unsecured PIK (a)
02/15/18	9.000%	4,744,000	4,720,280
Jo-Ann Stores Holdings, Inc. Senior Unsecured PIK (a)
10/15/19	9.750%	746,000	764,650
Jo-Ann Stores, Inc. Senior Unsecured (a)
03/15/19	8.125%	3,257,000	3,370,995
Limited Brands, Inc.
04/01/21	6.625%	3,492,000	3,937,230
Rite Aid Corp.
03/15/20	9.250%	4,802,000	5,378,240
Senior Unsecured
02/15/27	7.700%	3,804,000	3,661,350
Sally Holdings LLC/Capital, Inc.
11/15/19	6.875%	2,834,000	3,159,910
Total			32,998,255

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Technology 5.7%
Alliance Data Systems Corp. (a)
12/01/17	5.250%	$4,174,000	$4,330,525
04/01/20	6.375%	2,309,000	2,487,948
Amkor Technology, Inc.
05/01/18	7.375%	1,663,000	1,737,835
Senior Unsecured
06/01/21	6.625%	7,217,000	7,253,085
10/01/22	6.375%	3,270,000	3,233,213
Brocade Communications Systems, Inc. Senior Secured
01/15/20	6.875%	3,315,000	3,621,637
CDW LLC/Finance Corp.
04/01/19	8.500%	8,290,000	9,139,725
Equinix, Inc. Senior Unsecured (b)
04/01/20	4.875%	1,845,000	1,845,000
First Data Corp.
01/15/21	12.625%	10,069,000	10,736,071
First Data Corp. (a)
01/15/21	11.250%	1,056,000	1,077,120
Secured
01/15/21	8.250%	5,813,000	5,943,792
Senior Secured
06/15/19	7.375%	6,532,000	6,858,600
08/15/20	8.875%	4,595,000	5,077,475
11/01/20	6.750%	5,422,000	5,557,550
Flextronics International Ltd. (a)
02/15/20	4.625%	1,776,000	1,791,540
Freescale Semiconductor, Inc. Senior Secured (a)
04/15/18	9.250%	3,963,000	4,359,300
Interactive Data Corp.
08/01/18	10.250%	7,900,000	8,956,625
NXP BV/Funding LLC (a)
02/15/21	5.750%	4,623,000	4,727,017
Senior Secured
08/01/18	9.750%	1,451,000	1,668,650
Nuance Communications, Inc. (a)
08/15/20	5.375%	8,172,000	8,315,010
TransUnion Holding Co., Inc. Senior Unsecured PIK (a)
06/15/18	8.125%	703,000	736,393
Total			99,454,111
Transportation Services 0.4%
Hertz Corp. (The)
10/15/18	7.500%	2,308,000	2,521,490
01/15/21	7.375%	2,696,000	2,972,340
Hertz Corp. (The) (a)
10/15/22	6.250%	2,259,000	2,428,425
Total			7,922,255

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wireless 5.2%
Cricket Communications, Inc.
10/15/20	7.750%	$2,660,000	$2,713,200
Crown Castle International Corp. Senior Unsecured (a)
01/15/23	5.250%	6,889,000	7,061,225
NII International Telecom Sarl (a)
08/15/19	11.375%	15,561,000	16,183,440
SBA Telecommunications, Inc. (a)
07/15/20	5.750%	9,863,000	10,257,520
Sprint Capital Corp.
11/15/28	6.875%	45,000	45,450
Sprint Nextel Corp.
Senior Unsecured
08/15/17	8.375%	1,816,000	2,106,560
08/15/20	7.000%	619,000	673,163
11/15/21	11.500%	4,050,000	5,578,875
11/15/22	6.000%	15,300,000	15,453,000
Sprint Nextel Corp. (a)
11/15/18	9.000%	16,087,000	19,988,097
Wind Acquisition Finance SA (a)
Secured
07/15/17	11.750%	4,077,000	4,291,042
Senior Secured
02/15/18	7.250%	5,752,000	5,924,560
Total			90,276,132
Wirelines 4.2%
CenturyLink, Inc. Senior Unsecured
06/15/21	6.450%	9,793,000	10,445,527
CyrusOne LLP/Finance Corp. (a)
11/15/22	6.375%	3,991,000	4,200,527
Frontier Communications Corp.
Senior Unsecured
03/15/19	7.125%	6,916,000	7,469,280
07/01/21	9.250%	630,000	724,500
04/15/22	8.750%	2,820,000	3,172,500
Level 3 Communications, Inc.
Senior Unsecured
02/01/19	11.875%	5,219,000	6,027,945
Level 3 Communications, Inc. (a)
Senior Unsecured
06/01/19	8.875%	1,396,000	1,507,680
Level 3 Financing, Inc.
04/01/19	9.375%	1,055,000	1,182,919
07/01/19	8.125%	4,418,000	4,815,620
07/15/20	8.625%	1,800,000	1,998,000
PAETEC Holding Corp.
12/01/18	9.875%	8,065,000	9,234,425
Windstream Corp.
09/01/18	8.125%	935,000	1,023,825
10/15/20	7.750%	2,052,000	2,205,900
10/01/21	7.750%	2,470,000	2,661,425
Windstream Corp. (a)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wirelines (continued)
08/01/23	6.375%	$4,018,000	$3,937,640
Zayo Group LLC/Capital, Inc.
07/01/20	10.125%	3,706,000	4,345,285
Senior Secured
01/01/20	8.125%	5,804,000	6,485,970
tw telecom holdings, Inc.
10/01/22	5.375%	2,002,000	2,087,085
Total			73,526,053
Total Corporate Bonds & Notes (Cost: $1,478,619,248)			$1,577,654,650

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans 6.8%
Automotive 0.1%
Schaeffler AG Tranche B2 Term Loan (e)(f)
01/27/17	6.000%	1,934,000	1,933,516
Brokerage 0.2%
Nuveen Investments, Inc. 2nd Lien Term Loan (e)(f)
02/28/19	8.250%	3,812,000	3,888,240
Chemicals 0.5%
Dupont Performance Coatings, Inc. Tranche B Term Loan (e)(f)
02/01/20	4.750%	2,161,000	2,187,235
PQ Corp. Term Loan (b)(e)(f)
08/07/17	4.500%	6,460,000	6,462,907
Total			8,650,142
Construction Machinery 0.5%
CPM Acquisition Corp. (e)(f)
1st Lien Term Loan
08/29/17	6.250%	5,391,488	5,394,884
2nd Lien Term Loan
03/01/18	10.250%	3,467,000	3,467,000
Total			8,861,884
Consumer Cyclical Services 0.4%
New Breed, Inc. Term Loan (e)(f)
10/01/19	6.000%	6,214,000	6,229,535

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Consumer Products 0.3%
Serta Simmons Holdings LLC Term Loan (e)(f)
10/01/19	5.000%	$3,530,000	$3,568,124
Spectrum Brands, Inc. Term Loan (e)(f)
12/17/19	4.500%	738,000	746,915
Total			4,315,039
Diversified Manufacturing 0.1%
Apex Tool Group LLC Term Loan (b)(e)(f)
01/31/20	4.500%	852,000	860,367
Gaming 0.1%
ROC Finance LLC Tranche B Term Loan (e)(f)
08/19/17	8.500%	1,981,000	2,050,335
Health Care 1.1%
American Renal Holding 2nd Lien Term Loan (b)(e)(f)
12/31/21	8.500%	6,133,000	6,117,668
ConvaTec, Inc. Term Loan (e)(f)
12/22/16	5.000%	772,000	780,044
U.S. Renal Care, Inc. (e)(f)
1st Lien Term Loan
07/03/19	6.250%	4,183,975	4,241,505
2nd Lien Term Loan
01/03/20	10.250%	4,205,000	4,268,075
United Surgical Partners International, Inc. (b)(e)(f)
Term Loan
04/19/17	4.750%	3,213,000	3,220,036
Tranche B Term Loan
04/03/19	5.059%	1,014,457	1,016,679
Total			19,644,007
Life Insurance 0.1%
Alliant Holdings I, Inc. Term Loan (b)(e)(f)
12/20/19	5.000%	2,240,000	2,256,800
Media Cable 0.2%
WideOpenWest Finance LLC Term Loan (e)(f)
07/17/18	6.250%	3,778,015	3,822,407

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Media Non-Cable 0.3%
Cumulus Media Holdings, Inc. 2nd Lien Term Loan (e)(f)
09/16/19	7.500%	$4,254,000	$4,347,077
Metals 0.5%
FMG Resources August 2006 Proprietary Ltd. (b)(e)(f)
Term Loan
10/18/17	5.250%	856,677	866,940
FMG Resources August 2006 Proprietary Ltd. (e)(f)
Term Loan
10/18/17	5.250%	8,416,728	8,517,561
Total			9,384,501
Property & Casualty 1.1%
Asurion LLC Tranche B1 Term Loan (e)(f)
05/24/19	4.500%	10,798,000	10,829,530
Lonestar Intermediate Super Holdings LLC Term Loan (e)(f)
09/02/19	11.000%	8,420,000	9,002,412
Total			19,831,942
Retailers 0.2%
Rite Aid Corp. 2nd Lien Term Loan (b)(e)(f)
08/21/20	5.750%	3,242,000	3,315,853
Technology 1.0%
Ancestry.com, Inc. Term Loan (e)(f)
12/28/18	7.000%	7,645,000	7,606,775
Blue Coat Systems, Inc. Term Loan (e)(f)
02/15/18	5.750%	3,696,425	3,721,856
Freescale Semiconductor, Inc. (b)(e)(f)
Tranche B1 Term Loan
12/01/16	4.452%	2,205,470	2,205,470
Tranche B4 Term Loan
02/13/20	5.000%	3,490,141	3,476,181
Total			17,010,282
Wirelines 0.1%
Integra Telecom, Inc. (b)(e)(f)
1st Lien Tranche B Term Loan
02/20/19	6.000%	1,610,000	1,627,710
2nd Lien Tranche B Term Loan

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Wirelines (continued)
02/28/21	9.750%	$557,000	$569,532
Total			2,197,242
Total Senior Loans (Cost: $115,886,454)			$118,599,169

Issuer	Shares	Value

Common Stocks —%
CONSUMER DISCRETIONARY —%
Textiles, Apparel & Luxury Goods —%
Arena Brands, Inc. (c)(d)(g)	111,111	491,111
TOTAL CONSUMER DISCRETIONARY		491,111
Total Common Stocks (Cost: $5,888,888)		$491,111

Warrants —%
ENERGY —%
Energy Equipment & Services —%
Green Field Energy Services, Inc. (g)	9,166	504,130

Issuer	Shares	Value

Warrants (continued)
ENERGY (CONTINUED)
TOTAL ENERGY		$504,130
Total Warrants (Cost: $430,884)		$504,130

Limited Partnerships —%
Financials —%
Varde Fund V LP (c)(d)	25,000,000	107,347
TOTAL FINANCIALS		107,347
Total Limited Partnerships (Cost: $—)		$107,347

	Shares	Value

Money Market Funds 3.5%
Columbia Short-Term Cash Fund, 0.128% (h)(i)	60,933,103	60,933,103
Total Money Market Funds (Cost: $60,933,103)		$60,933,103
Total Investments (Cost: $1,661,758,577) (j)		$1,758,289,510(k)
Other Assets & Liabilities, Net		(14,516,536)
Net Assets		$1,743,772,974

Investment in Derivatives Futures Contracts Outstanding at February 28, 2013

At February 28, 2013, $418,000 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

	Number of	Notional
	Contracts	Market	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Value ($)	Date	Appreciation ($)	Depreciation ($)
U.S. Treasury Note, 10-year	(380)	(49,987,814)	June 2013	—	(3,540)

Notes to Portfolio of Investments

(a)                                     Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2013, the value of these securities amounted to $606,713,845 or 34.79% of net assets.

(b)                                     Represents a security purchased on a when-issued or delayed delivery basis.

(c)                                     Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at February 28, 2013, was $4,137,432, representing 0.24% of net assets.  Information concerning such security holdings at February 28, 2013, is as follows:

Security Description	Acquisition Dates	Cost ($)
Arena Brands, Inc.	09-03-92	5,888,888
United Artists Theatre Circuit, Inc.
1995-A Pass-Through Certificates
07/01/15 9.300%	08-12-96 - 04-03-02	2,621,035
United Artists Theatre Circuit, Inc.
1995-A Pass-Through Certificates
07/01/15 9.300%	12-06-01	792,669
Varde Fund V LP	04-27-00 - 06-19-00	—*

* The original cost for this position was $25,000,000. From September 29, 2004 through May 7, 2005, $25,000,000 was returned to the Fund in the form of return of capital

(d)                                     Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 28, 2013, the value of these securities amounted to $4,137,432, which represents 0.24% of net assets.

(e)                                     Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of February 28, 2013. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(f)                                       Variable rate security.

(g)                                     Non-income producing.

(h)                                     The rate shown is the seven-day current annualized yield at February 28, 2013.

(i)                                        As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	35,733,551	637,556,902	(612,357,350)	60,933,103	70,857	60,933,103

(j)                                        At February 28, 2013, the cost of securities for federal income tax purposes was approximately $1,661,759,000  and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$104,882,000
Unrealized Depreciation	(8,351,000)
Net Unrealized Appreciation	$96,531,000

(k)                                     Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

PIK                               Payment-in-Kind

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 - Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 - Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, whic h may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes
Entertainment	—	11,728,710	3,538,974	15,267,684
All other industries	—	1,562,386,966	—	1,562,386,966
Total Bonds	—	1,574,115,676	3,538,974	1,577,654,650
Equity Securities
Common Stocks
Consumer Discretionary	—	—	491,111	491,111
Warrants
Energy	—	504,130	—	504,130
Total Equity Securities	—	504,130	491,111	995,241
Other
Senior Loans
Gaming	—	—	2,050,335	2,050,335
Healthcare	—	15,402,502	4,241,505	19,644,007
All other industries	—	96,904,827	—	96,904,827
Limited Partnerships	—	—	107,347	107,347
Money Market Funds	60,933,103	—	—	60,933,103
Total Other	60,933,103	112,307,329	6,399,187	179,639,619
Investments in Securities	60,933,103	1,686,927,135	10,429,272	1,758,289,510
Derivatives
Liabilities
Futures Contracts	(3,540)	—	—	(3,540)
Total	60,929,563	1,686,927,135	10,429,272	1,758,285,970

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

	Corporate Bonds	Common	Senior	Limited
	& Notes ($)	Stocks ($)	Loans ($)	Partnerships ($)	Total ($)
Balance as of May 31, 2012	4,744,192	725,555	—	301,908	5,771,655
Accrued discounts/premiums	37,926	—	5,233	—	43,159
Realized gain (loss)	46,289	—	38,437	111,899	196,625
Change in unrealized appreciation (depreciation)(a)	(84,215)	(234,444)	151,543	(194,560)	(361,676)
Sales	(1,205,218)	—	(696,534)	(111,900)	(2,013,652)
Purchases	—	—	4,799,780	—	4,799,780
Transfers into Level 3	—	—	1,993,381	—	1,993,381
Transfers out of Level 3	—	—	—	—	—
Balance as of February 28, 2013	3,538,974	491,111	6,291,840	107,347	10,429,272

(a)Change in unrealized appreciation (depreciation) relating to securities held at February 28, 2013 was $(361,676), which is comprised of Corporate Bonds & Notes of $(84,215), Common Stocks of $(234,444), Senior Loans of $151,543 and Limited Partnerships of $(194,560).

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Equity securities classified as Level 3 are valued using a market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, trades of similar securities, estimated earnings of the respective company, market multiples derived from a set of comparable companies, and the position of the security within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.  Generally, a change in estimated earnings of the respective company may result in a change to the comparable companies and market multiples utilized.

Corporate bonds classified as Level 3 securities are valued using the market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities, discount rates observed in the market for similar assets as well as observed yields on securities management deemed comparable. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.

Certain Senior Loans classified as Level 3 are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Limited partnership securities classified as Level 3 are valued using a market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the Fund’s pro-rata interest in the limited partnership’s capital balance, estimated earnings of the respective company, and the position of the security within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in the fund’s pro-rata interest would result in a change to the limited partnership’s capital balance.

Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer.  As a result, as of period end, management determined to value the security(s) under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Mid Cap Value Opportunity Fund

February 28, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 96.8%
CONSUMER DISCRETIONARY 9.1%
Auto Components 1.7%
TRW Automotive Holdings Corp. (a)	294,861	$17,305,392
Visteon Corp. (a)	172,354	10,044,791
Total		27,350,183
Automobiles 0.2%
Ford Motor Co.	305,785	3,855,949
Hotels, Restaurants & Leisure 1.5%
Darden Restaurants, Inc.	161,997	7,495,601
Penn National Gaming, Inc. (a)	110,964	5,531,555
Royal Caribbean Cruises Ltd.	311,478	10,861,238
Total		23,888,394
Household Durables 1.0%
Newell Rubbermaid, Inc.	670,196	15,642,375
Internet & Catalog Retail 1.5%
Liberty Interactive Corp., Class A (a)	973,331	20,323,151
Liberty Ventures, Inc., Class A (a)	58,690	4,237,418
Total		24,560,569
Media 1.8%
Interpublic Group of Companies, Inc. (The)	880,880	11,257,647
Liberty Media Corp. (a)	99,441	10,739,628
Omnicom Group, Inc.	73,100	4,205,443
Starz - Liberty Capital (a)	99,441	1,845,625
Total		28,048,343
Multiline Retail 0.8%
JCPenney Co., Inc.	203,300	3,571,981
Kohl’s Corp.	112,554	5,188,739
Macy’s, Inc.	100,226	4,119,289
Total		12,880,009
Specialty Retail 0.6%
GameStop Corp., Class A	252,689	6,332,387
Gap, Inc. (The)	72,173	2,375,935
Total		8,708,322
TOTAL CONSUMER DISCRETIONARY		144,934,144
CONSUMER STAPLES 2.7%
Food Products 1.0%
Hillshire Brands Co.	129,714	4,202,734
JM Smucker Co. (The)	45,459	4,332,243
Post Holdings, Inc. (a)	180,661	6,984,354
Total		15,519,331

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Household Products 0.8%
Clorox Co. (The)	161,621	$13,577,780
Personal Products 0.6%
Avon Products, Inc.	499,947	9,773,964
Tobacco 0.3%
Lorillard, Inc.	127,926	4,930,268
TOTAL CONSUMER STAPLES		43,801,343
ENERGY 9.9%
Energy Equipment & Services 3.1%
C&J Energy Services, Inc. (a)	308,255	7,459,771
Ensco PLC, Class A	280,390	16,862,654
McDermott International, Inc. (a)	257,108	3,270,414
Noble Corp.	586,654	21,013,946
Total		48,606,785
Oil, Gas & Consumable Fuels 6.8%
Cameco Corp.	112,200	2,392,104
EQT Corp.	160,372	10,117,869
HollyFrontier Corp.	54,331	3,053,402
Kinder Morgan, Inc.	209,282	7,758,084
Marathon Petroleum Corp.	72,776	6,031,675
Pioneer Natural Resources Co.	157,441	19,807,652
QEP Resources, Inc.	150,067	4,571,041
Southwestern Energy Co. (a)	145,392	4,982,584
Spectra Energy Corp.	527,029	15,304,922
Valero Energy Corp.	372,784	16,995,223
Whiting Petroleum Corp. (a)	366,197	17,833,794
Total		108,848,350
TOTAL ENERGY		157,455,135
FINANCIALS 25.0%
Capital Markets 1.8%
Invesco Ltd.	1,046,290	28,030,109
Commercial Banks 9.3%
CIT Group, Inc. (a)	691,933	28,964,315
Comerica, Inc.	861,701	29,625,280
Fifth Third Bancorp	1,974,857	31,281,735
Huntington Bancshares, Inc.	2,958,558	20,798,663
M&T Bank Corp.	168,728	17,225,442
SunTrust Banks, Inc.	199,390	5,501,170

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Commercial Banks (continued)
TCF Financial Corp.	1,040,075	$14,290,631
Total		147,687,236
Insurance 11.5%
Axis Capital Holdings Ltd.	723,153	29,454,022
Everest Re Group Ltd.	112,094	13,968,033
Hartford Financial Services Group, Inc.	830,305	19,603,501
Lincoln National Corp.	857,342	25,325,883
PartnerRe Ltd.	124,345	11,096,548
Principal Financial Group, Inc.	275,575	8,710,926
Reinsurance Group of America, Inc.	383,533	22,053,147
Validus Holdings Ltd.	385,735	13,743,738
WR Berkley Corp.	99,520	4,130,080
XL Group PLC	1,213,282	34,748,396
Total		182,834,274
Real Estate Investment Trusts (REITs) 2.4%
Equity Lifestyle Properties, Inc.	69,857	5,147,762
General Growth Properties, Inc.	237,741	4,550,363
Hospitality Properties Trust	187,013	4,993,247
Omega Healthcare Investors, Inc.	153,730	4,302,903
ProLogis, Inc.	1	33
Rayonier, Inc.	357,783	19,989,336
Total		38,983,644
TOTAL FINANCIALS		397,535,263
HEALTH CARE 10.1%
Health Care Equipment & Supplies 4.3%
Boston Scientific Corp. (a)	3,266,162	24,136,937
Teleflex, Inc.	312,412	24,980,464
Zimmer Holdings, Inc.	259,892	19,481,504
Total		68,598,905
Health Care Providers & Services 3.3%
CIGNA Corp.	458,089	26,779,883
Community Health Systems, Inc.	105,874	4,474,235
Humana, Inc.	188,359	12,857,385
Universal Health Services, Inc., Class B	143,787	8,323,830
Total		52,435,333
Life Sciences Tools & Services 0.2%
Agilent Technologies, Inc.	95,049	3,942,633
Pharmaceuticals 2.3%
Actavis, Inc. (a)	326,559	27,809,764

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Pharmaceuticals (continued)
Mylan, Inc. (a)	284,801	$8,432,958
Total		36,242,722
TOTAL HEALTH CARE		161,219,593
INDUSTRIALS 16.1%
Aerospace & Defense 1.1%
Embraer SA, ADR	327,030	11,099,398
L-3 Communications Holdings, Inc.	34,175	2,606,527
Raytheon Co.	78,992	4,310,594
Total		18,016,519
Airlines 1.5%
Delta Air Lines, Inc. (a)	743,391	10,608,189
United Continental Holdings, Inc. (a)	486,742	13,000,879
Total		23,609,068
Building Products 1.6%
AO Smith Corp.	366,879	26,242,855
Commercial Services & Supplies 0.5%
RR Donnelley & Sons Co.	786,319	8,209,170
Construction & Engineering 1.9%
Chicago Bridge & Iron Co. NV	119,790	6,419,546
Fluor Corp.	152,374	9,431,951
Jacobs Engineering Group, Inc. (a)	191,549	9,355,253
KBR, Inc.	157,561	4,788,279
Total		29,995,029
Electrical Equipment 2.4%
Eaton Corp. PLC	373,184	23,126,213
Rockwell Automation, Inc.	163,245	14,747,553
Total		37,873,766
Machinery 2.9%
AGCO Corp.	122,564	6,309,595
Harsco Corp.	196,973	4,723,412
Joy Global, Inc.	158,458	10,036,730
Parker Hannifin Corp.	209,383	19,782,506
SPX Corp.	55,983	4,507,191
Total		45,359,434
Road & Rail 4.2%
JB Hunt Transport Services, Inc.	293,631	20,413,227
Kansas City Southern	366,891	37,778,766

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Road & Rail (continued)
Werner Enterprises, Inc.	380,239	$8,753,102
Total		66,945,095
TOTAL INDUSTRIALS		256,250,936
INFORMATION TECHNOLOGY 8.1%
Computers & Peripherals 1.1%
NCR Corp. (a)	638,036	17,597,033
Electronic Equipment, Instruments & Components 2.3%
Amphenol Corp., Class A	305,402	21,640,786
Avnet, Inc. (a)	408,189	14,413,153
Total		36,053,939
IT Services 0.9%
Amdocs Ltd.	409,325	14,928,083
Semiconductors & Semiconductor Equipment 3.8%
Analog Devices, Inc.	163,603	7,398,128
Fairchild Semiconductor International, Inc. (a)	418,812	5,972,259
Infineon Technologies AG, ADR	531,507	4,499,207
LSI Corp. (a)	2,275,497	15,837,459
Microchip Technology, Inc.	197,801	7,213,802
ON Semiconductor Corp. (a)	1,521,048	12,168,384
United Microelectronics Corp., ADR	4,154,332	7,685,514
Total		60,774,753
TOTAL INFORMATION TECHNOLOGY		129,353,808
MATERIALS 7.9%
Chemicals 5.5%
Agrium, Inc.	78,390	8,109,446
Eastman Chemical Co.	716,788	49,981,627
PPG Industries, Inc.	215,294	28,991,490
Total		87,082,563
Containers & Packaging 1.1%
Rock Tenn Co., Class A	119,945	10,609,135
Sealed Air Corp.	301,681	6,700,335
Total		17,309,470
Paper & Forest Products 1.3%
Domtar Corp.	99,469	7,416,409
International Paper Co.	313,991	13,818,744
Total		21,235,153
TOTAL MATERIALS		125,627,186

Issuer	Shares	Value

Common Stocks (continued)
TELECOMMUNICATION SERVICES 0.8%
Diversified Telecommunication Services 0.8%
CenturyLink, Inc.	350,847	$12,163,865
TOTAL TELECOMMUNICATION SERVICES		12,163,865
UTILITIES 7.1%
Electric Utilities 3.3%
Entergy Corp.	181,741	11,315,195
FirstEnergy Corp.	1	40
NV Energy, Inc.	1,195,261	23,618,357
Pepco Holdings, Inc.	546,490	11,088,282
Xcel Energy, Inc.	212,480	6,098,176
Total		52,120,050
Gas Utilities 1.0%
Questar Corp.	699,850	16,453,473
Multi-Utilities 2.8%
Ameren Corp.	199,875	6,753,776
Sempra Energy	255,178	19,842,642
Wisconsin Energy Corp.	413,427	17,074,535
Total		43,670,953
TOTAL UTILITIES		112,244,476
Total Common Stocks (Cost: $1,260,051,848)		$1,540,585,749

Warrants 0.1%
ENERGY 0.1%
Oil, Gas & Consumable Fuels 0.1%
Kinder Morgan, Inc. (a)	319,521	$1,405,893
TOTAL ENERGY		1,405,893
Total Warrants (Cost: $489,396)		$1,405,893

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds 0.3%
Building Materials 0.3%
Cemex SAB de CV Subordinated Notes
03/15/18	3.750%	3,746,000	$4,609,921

Total Convertible Bonds (Cost: $3,746,000)			$4,609,921

Issuer	Shares	Value

Limited Partnerships 0.6%
FINANCIALS 0.6%
Capital Markets 0.6%
Lazard Ltd., Class A	255,518	$9,173,096
TOTAL FINANCIALS		9,173,096
Total Limited Partnerships (Cost: $8,591,649)		$9,173,096

	Shares	Value

Money Market Funds 2.5%
Columbia Short-Term Cash Fund, 0.128% (b)(c)	40,438,400	$40,438,400
Total Money Market Funds (Cost: $40,438,400)		$40,438,400
Total Investments (Cost: $1,313,317,293) (d)		$1,596,213,059(e)
Other Assets & Liabilities, Net		(4,877,710)
Net Assets		$1,591,335,349

Notes to Portfolio of Investments

(a)                                     Non-income producing.

(b)                                     The rate shown is the seven-day current annualized yield at February 28, 2013.

(c)                                     As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers($)	Value ($)
Columbia Short-Term Cash Fund	33,014,628	315,696,778	(308,273,006)	40,438,400	26,037	40,438,400

(d)                                     At February 28, 2013, the cost of securities for federal income tax purposes was approximately $1,313,317,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$302,491,000
Unrealized Depreciation	(19,595,000)
Net Unrealized Appreciation	$282,896,000

(e)                                     Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR                         American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	144,934,144	—	—	144,934,144
Consumer Staples	43,801,343	—	—	43,801,343
Energy	157,455,135	—	—	157,455,135
Financials	397,535,263	—	—	397,535,263
Health Care	161,219,593	—	—	161,219,593
Industrials	256,250,936	—	—	256,250,936
Information Technology	129,353,808	—	—	129,353,808
Materials	125,627,186	—	—	125,627,186
Telecommunication Services	12,163,865	—	—	12,163,865
Utilities	112,244,476	—	—	112,244,476
Warrants
Energy	1,405,893	—	—	1,405,893
Total Equity Securities	1,541,991,642	—	—	1,541,991,642
Bonds
Convertible Bonds	—	4,609,921	—	4,609,921
Total Bonds	—	4,609,921	—	4,609,921
Other
Limited Partnerships	9,173,096	—	—	9,173,096
Money Market Funds	40,438,400	—	—	40,438,400
Total Other	49,611,496	—	—	49,611,496
Total	1,591,603,138	4,609,921	—	1,596,213,059

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Multi-Advisor Small Cap Value Fund

February 28, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 91.9%
CONSUMER DISCRETIONARY 13.3%
Auto Components 3.0%
American Axle & Manufacturing Holdings, Inc. (a)	253,380	$3,205,257
Cooper Tire & Rubber Co.	18,680	472,230
Dana Holding Corp.	299,119	5,004,261
Federal-Mogul Corp. (a)	28,710	231,977
Gentex Corp.	64,400	1,207,500
Total		10,121,225
Automobiles –%
Winnebago Industries, Inc. (a)	6,810	131,978
Distributors 0.1%
Core-Mark Holding Co., Inc.	9,420	451,406
Diversified Consumer Services 0.4%
DeVry, Inc.	14,300	428,714
Sotheby’s	6,400	244,672
Stewart Enterprises, Inc., Class A	41,520	351,674
Strayer Education, Inc.	3,820	187,524
Total		1,212,584
Hotels, Restaurants & Leisure 0.4%
Choice Hotels International, Inc.	12,070	459,022
Six Flags Entertainment Corp.	16,000	1,068,960
Total		1,527,982
Household Durables 1.5%
Ethan Allen Interiors, Inc.	28,280	790,143
Meritage Homes Corp. (a)	10,550	427,170
Ryland Group, Inc. (The)	9,070	323,980
Standard Pacific Corp. (a)	52,590	428,083
Whirlpool Corp.	28,900	3,264,255
Total		5,233,631
Internet & Catalog Retail 0.1%
Shutterfly, Inc. (a)	4,830	209,042
Leisure Equipment & Products 1.0%
Arctic Cat, Inc. (a)	8,390	304,809
Brunswick Corp.	87,700	3,195,788
Total		3,500,597
Media 1.0%
AMC Networks, Inc., Class A (a)	38,000	2,181,200
Entravision Communications Corp., Class A	34,200	68,400
John Wiley & Sons, Inc., Class A	20,500	749,890

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Media (continued)
Valassis Communications, Inc.	16,440	$451,936
Total		3,451,426
Specialty Retail 4.6%
Abercrombie & Fitch Co., Class A	36,000	1,678,680
Aeropostale, Inc. (a)	104,000	1,354,080
Ascena Retail Group, Inc. (a)	114,100	1,915,739
Cabela’s, Inc. (a)	36,000	1,821,240
DSW, Inc., Class A	13,000	879,970
Group 1 Automotive, Inc.	21,630	1,248,916
MarineMax, Inc. (a)	20,780	269,101
Men’s Wearhouse, Inc. (The)	71,100	1,999,332
OfficeMax, Inc.	201,500	2,411,955
RadioShack Corp.	368,000	1,104,000
Select Comfort Corp. (a)	15,030	308,566
Stage Stores, Inc.	13,840	341,710
Tile Shop Holdings, Inc. (a)	13,460	237,300
Total		15,570,589
Textiles, Apparel & Luxury Goods 1.2%
Carter’s, Inc. (a)	22,000	1,241,020
Jones Group, Inc. (The)	216,150	2,494,371
Steven Madden Ltd. (a)	7,200	317,448
Total		4,052,839
TOTAL CONSUMER DISCRETIONARY		45,463,299
CONSUMER STAPLES 1.5%
Food & Staples Retailing –%
Ingles Markets, Inc., Class A	2,200	45,232
Food Products 1.1%
B&G Foods, Inc.	15,910	467,754
Flowers Foods, Inc.	46,500	1,310,370
J&J Snack Foods Corp.	12,500	865,250
TreeHouse Foods, Inc. (a)	18,500	1,080,215
Total		3,723,589
Personal Products 0.2%
Elizabeth Arden, Inc. (a)	8,160	317,424
Prestige Brands Holdings, Inc. (a)	11,720	278,819
Total		596,243
Tobacco 0.2%
Alliance One International, Inc. (a)	151,443	564,882

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Tobacco (continued)
Universal Corp.	6,090	$339,761
Total		904,643
TOTAL CONSUMER STAPLES		5,269,707
ENERGY 3.8%
Energy Equipment & Services 2.0%
Bristow Group, Inc.	7,240	421,802
Exterran Holdings, Inc. (a)	9,290	234,387
Hercules Offshore, Inc. (a)	54,650	370,527
Hornbeck Offshore Services, Inc. (a)	5,560	236,300
Lufkin Industries, Inc.	18,500	1,198,430
Matrix Service Co. (a)	22,560	351,034
Newpark Resources, Inc. (a)	63,450	558,994
Oceaneering International, Inc.	10,000	635,900
Parker Drilling Co. (a)	273,500	1,301,860
Pioneer Energy Services Corp. (a)	21,180	184,901
Tetra Technologies, Inc. (a)	96,690	892,449
Willbros Group, Inc. (a)	51,770	349,448
Total		6,736,032
Oil, Gas & Consumable Fuels 1.8%
Advantage Oil & Gas Ltd. (a)	304,421	937,617
Alon USA Energy, Inc.	18,180	354,328
Berry Petroleum Co., Class A	48,200	2,206,114
Oasis Petroleum, Inc. (a)	33,000	1,211,100
Overseas Shipholding Group, Inc. (a)	118,740	138,332
Rex Energy Corp. (a)	30,510	411,275
SemGroup Corp., Class A (a)	5,250	241,972
WPX Energy, Inc. (a)	52,268	741,683
Total		6,242,421
TOTAL ENERGY		12,978,453
FINANCIALS 22.6%
Capital Markets 2.2%
Duff & Phelps Corp., Class A	99,800	1,550,892
E*TRADE Financial Corp. (a)	99,500	1,065,645
Eaton Vance Corp.	21,500	821,085
Evercore Partners, Inc., Class A	9,150	372,405
Janus Capital Group, Inc.	196,800	1,822,368
Prospect Capital Corp.	29,080	324,242
Stifel Financial Corp. (a)	32,500	1,122,550
Walter Investment Management (a)	7,190	330,165
Total		7,409,352
Commercial Banks 7.2%
Associated Banc-Corp.	111,000	1,597,290

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Commercial Banks (continued)
Banco Latinoamericano de Comercio Exterior SA, Class E	17,530	$423,875
Banner Corp.	8,650	256,992
BBCN Bancorp, Inc.	152,137	1,883,456
CapitalSource, Inc.	62,730	564,570
Cathay General Bancorp	69,760	1,359,622
City National Corp.	40,200	2,283,762
Community Bank System, Inc.	13,463	388,677
First BanCorp (a)	82,910	453,518
First Commonwealth Financial Corp.	49,950	363,137
First Merchants Corp.	25,950	385,877
First Midwest Bancorp, Inc.	29,780	372,250
Glacier Bancorp, Inc.	113,730	1,983,451
Hancock Holding Co.	50,500	1,525,100
Hanmi Financial Corp. (a)	20,960	356,110
HomeTrust Bancshares, Inc. (a)	22,860	353,187
National Penn Bancshares, Inc.	40,480	396,704
Oriental Financial Group, Inc.	22,120	338,657
PacWest Bancorp	19,080	521,456
PrivateBancorp, Inc.	28,090	503,092
Prosperity Bancshares, Inc.	68,110	3,142,595
Susquehanna Bancshares, Inc.	42,370	492,763
TCF Financial Corp.	112,670	1,548,086
Western Alliance Bancorp (a)	37,900	504,070
Wintrust Financial Corp.	10,880	397,120
Zions Bancorporation	95,000	2,293,300
Total		24,688,717
Consumer Finance 0.2%
Nelnet, Inc., Class A	17,490	580,318
Diversified Financial Services 0.1%
Interactive Brokers Group, Inc., Class A	13,130	193,142
PHH Corp. (a)	13,640	286,577
Total		479,719
Insurance 7.1%
Alterra Capital Holdings Ltd.	10,620	325,397
American National Insurance Co.	27,300	2,194,101
eHealth, Inc. (a)	4,500	69,885
Enstar Group Ltd. (a)	2,630	329,644
First American Financial Corp.	9,810	238,285
Hanover Insurance Group, Inc. (The)	7,820	333,758
Horace Mann Educators Corp.	141,700	2,899,182
Montpelier Re Holdings Ltd.	104,448	2,581,955
National Financial Partners Corp. (a)	16,080	316,133

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Insurance (continued)
Navigators Group, Inc. (The) (a)	5,790	$325,166
Platinum Underwriters Holdings Ltd.	161,265	8,527,693
ProAssurance Corp.	34,800	1,631,772
Selective Insurance Group, Inc.	20,630	458,811
StanCorp Financial Group, Inc.	63,210	2,516,390
Validus Holdings Ltd.	47,900	1,706,677
Total		24,454,849
Real Estate Investment Trusts (REITs) 4.5%
American Assets Trust, Inc.	16,540	500,004
Anworth Mortgage Asset Corp.	65,870	401,807
ARMOUR Residential REIT, Inc.	54,800	366,612
Ashford Hospitality Trust, Inc.	24,500	288,365
Chatham Lodging Trust	19,420	319,653
Colonial Properties Trust	4,450	95,942
CubeSmart	19,810	291,999
CYS Investments, Inc.	28,170	334,096
DiamondRock Hospitality Co.	117,100	1,046,874
DuPont Fabros Technology, Inc.	18,410	426,376
Education Realty Trust, Inc.	36,950	403,125
EPR Properties	8,380	408,860
Equity One, Inc.	18,000	423,180
FelCor Lodging Trust, Inc. (a)	85,770	430,565
Geo Group, Inc. (The)	18,417	636,123
Granite Real Estate Investment Trust	90,205	3,471,990
Healthcare Realty Trust, Inc.	12,870	342,342
Highwoods Properties, Inc.	11,740	428,510
Invesco Mortgage Capital, Inc.	10,980	230,800
iStar Financial, Inc. (a)	30,900	308,691
LaSalle Hotel Properties	14,690	372,979
Lexington Realty Trust	26,920	308,503
PennyMac Mortgage Investment Trust	12,950	329,189
Potlatch Corp.	6,510	286,505
Redwood Trust, Inc.	14,730	298,430
RLJ Lodging Trust	13,430	287,268
Select Income REIT	11,700	325,377
Starwood Property Trust, Inc.	17,430	487,169
Strategic Hotels & Resorts, Inc. (a)	44,460	323,669
Sunstone Hotel Investors, Inc. (a)	41,510	470,308
Two Harbors Investment Corp.	26,910	346,063
Universal Health Realty Income Trust	7,290	416,332
Total		15,407,706
Real Estate Management & Development 0.7%
Alexander & Baldwin, Inc. (a)	7,120	250,838
Forestar Group, Inc. (a)	21,080	367,213

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Real Estate Management & Development (continued)
Jones Lang LaSalle, Inc.	17,500	$1,691,200
Total		2,309,251
Thrifts & Mortgage Finance 0.6%
First Financial Holdings, Inc.	18,120	361,675
Home Loan Servicing Solutions Ltd.	16,650	375,624
HomeStreet, Inc. (a)	13,170	328,987
MGIC Investment Corp. (a)	38,270	114,045
Ocwen Financial Corp. (a)	11,370	448,205
Radian Group, Inc.	35,130	309,495
Total		1,938,031
TOTAL FINANCIALS		77,267,943
HEALTH CARE 5.0%
Biotechnology 0.2%
Acadia Pharmaceuticals, Inc. (a)	27,180	164,983
Celldex Therapeutics, Inc. (a)	43,580	414,881
Total		579,864
Health Care Equipment & Supplies 1.1%
Analogic Corp.	5,250	389,497
Arthrocare Corp. (a)	8,540	298,217
Cynosure Inc., Class A (a)	14,910	422,400
Integra LifeSciences Holdings Corp. (a)	12,040	490,510
STERIS Corp.	52,000	2,028,000
Symmetry Medical, Inc. (a)	3,590	37,444
Total		3,666,068
Health Care Providers & Services 1.9%
AMN Healthcare Services, Inc. (a)	129,000	1,818,900
Emeritus Corp. (a)	15,700	447,293
HealthSouth Corp. (a)	143,900	3,470,868
PharMerica Corp. (a)	26,110	374,156
WellCare Health Plans, Inc. (a)	6,750	386,033
Total		6,497,250
Health Care Technology 0.2%
MedAssets, Inc. (a)	21,020	388,240
Quality Systems, Inc.	12,920	239,278
Total		627,518
Life Sciences Tools & Services 1.5%
Bio-Rad Laboratories, Inc., Class A (a)	10,650	1,312,080
Charles River Laboratories International, Inc. (a)	24,000	977,760
Covance, Inc. (a)	45,000	2,996,550
Total		5,286,390

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Pharmaceuticals 0.1%
Viropharma, Inc. (a)	15,380	$383,577
TOTAL HEALTH CARE		17,040,667
INDUSTRIALS 22.6%
Aerospace & Defense 0.1%
Moog, Inc., Class A (a)	10,505	472,305
Air Freight & Logistics 0.8%
Forward Air Corp.	69,800	2,632,856
Airlines 3.9%
Air France-KLM, ADR (a)	286,770	3,039,762
Hawaiian Holdings, Inc. (a)	52,720	298,395
JetBlue Airways Corp. (a)	1,217,629	7,378,832
Skywest, Inc.	27,350	382,900
Southwest Airlines Co.	191,357	2,238,881
Total		13,338,770
Building Products 2.2%
AAON, Inc.	17,240	414,794
AO Smith Corp.	3,590	256,793
Apogee Enterprises, Inc.	13,360	344,554
Gibraltar Industries, Inc. (a)	101,426	1,739,456
Lennox International, Inc.	2,860	168,940
Simpson Manufacturing Co., Inc.	64,400	1,874,040
Trex Co., Inc. (a)	52,900	2,498,996
Universal Forest Products, Inc.	7,970	323,423
Total		7,620,996
Commercial Services & Supplies 4.0%
ACCO Brands Corp. (a)	84,500	633,750
EnerNOC, Inc. (a)	21,280	350,907
Herman Miller, Inc.	105,614	2,534,736
Interface, Inc.	24,310	445,116
KAR Auction Services, Inc.	153,000	3,246,660
Mobile Mini, Inc. (a)	148,500	3,997,620
Schawk, Inc.	55,000	591,800
United Stationers, Inc.	49,050	1,775,610
Total		13,576,199
Construction & Engineering 2.1%
Aegion Corp. (a)	98,600	2,369,358
Comfort Systems U.S.A., Inc.	109,310	1,364,189
EMCOR Group, Inc.	49,440	1,906,901

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Construction & Engineering (continued)
Pike Electric Corp.	125,500	$1,749,470
Total		7,389,918
Electrical Equipment 0.8%
Polypore International, Inc. (a)	8,590	328,825
Regal-Beloit Corp.	32,000	2,472,960
Total		2,801,785
Machinery 5.3%
Accuride Corp. (a)	50,360	203,958
Actuant Corp., Class A	7,920	240,847
Briggs & Stratton Corp.	23,900	584,594
ESCO Technologies, Inc.	12,000	486,720
FreightCar America, Inc.	4,990	104,940
Harsco Corp.	50,500	1,210,990
Hyster-Yale Materials Handling, Inc.	2,890	148,055
IDEX Corp.	38,500	1,960,805
Oshkosh Corp. (a)	109,600	4,226,176
Standex International Corp.	4,370	235,193
Tecumseh Products Co., Class B (a)	10,948	96,561
Tennant Co.	7,090	330,890
Terex Corp. (a)	134,400	4,409,664
Trinity Industries, Inc.	15,000	648,600
Twin Disc, Inc.	15,330	366,387
Wabtec Corp.	16,500	1,613,535
Watts Water Technologies, Inc., Class A	25,610	1,202,134
Total		18,070,049
Marine 0.4%
Kirby Corp. (a)	17,500	1,329,650
Professional Services 1.4%
Kelly Services, Inc., Class A	22,030	389,050
Korn/Ferry International (a)	165,600	3,065,256
Resources Connection, Inc.	101,000	1,233,210
Total		4,687,516
Road & Rail 0.8%
Arkansas Best Corp.	35,090	404,939
Avis Budget Group, Inc. (a)	15,300	357,561
Con-way, Inc.	7,390	259,758
Landstar System, Inc.	20,000	1,125,800
Saia, Inc. (a)	17,540	563,560
Total		2,711,618
Trading Companies & Distributors 0.8%
AerCap Holdings NV (a)	86,000	1,334,720

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Trading Companies & Distributors (continued)
Aircastle Ltd.	79,810	$1,075,041
Beacon Roofing Supply, Inc. (a)	10,860	400,734
Total		2,810,495
TOTAL INDUSTRIALS		77,442,157
INFORMATION TECHNOLOGY 16.1%
Communications Equipment 0.5%
Arris Group, Inc. (a)	14,510	251,749
Aviat Networks, Inc. (a)	47,790	170,132
Plantronics, Inc.	26,500	1,069,540
Procera Networks, Inc. (a)	16,930	198,081
Total		1,689,502
Computers & Peripherals 0.7%
Avid Technology, Inc. (a)	152,500	1,056,825
Electronics for Imaging, Inc. (a)	37,200	857,832
Stratasys Ltd. (a)	5,080	320,751
Total		2,235,408
Electronic Equipment, Instruments & Components 8.6%
Celestica, Inc. (a)	475,943	3,869,416
Cognex Corp.	56,400	2,323,116
CTS Corp.	2,520	24,696
FARO Technologies, Inc. (a)	28,700	1,215,445
GSI Group, Inc. (a)	29,530	283,488
Ingram Micro, Inc., Class A (a)	200,400	3,779,544
InvenSense, Inc. (a)	23,300	280,066
Jabil Circuit, Inc.	99,500	1,863,635
Littelfuse, Inc.	42,570	2,816,857
Mercury Systems, Inc. (a)	105,800	724,730
OSI Systems, Inc. (a)	6,660	383,816
Park Electrochemical Corp.	55,900	1,414,270
Plexus Corp. (a)	92,560	2,254,762
Rofin-Sinar Technologies, Inc. (a)	20,290	539,105
Sanmina Corp. (a)	383,808	3,930,194
Vishay Intertechnology, Inc. (a)	278,300	3,670,777
Total		29,373,917
Internet Software & Services 0.3%
IntraLinks Holdings, Inc. (a)	12,460	73,265
WebMD Health Corp. (a)	38,500	850,850
Total		924,115
IT Services 0.9%
Convergys Corp.	32,930	546,309
DST Systems, Inc.	19,750	1,341,420
Euronet Worldwide, Inc. (a)	19,900	480,386

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
IT Services (continued)
VeriFone Systems, Inc. (a)	46,300	$878,311
Total		3,246,426
Semiconductors & Semiconductor Equipment 3.1%
Advanced Energy Industries, Inc. (a)	22,450	404,998
ATMI, Inc. (a)	35,500	777,450
Axcelis Technologies, Inc. (a)	200,000	228,000
Brooks Automation, Inc.	241,690	2,443,486
Diodes, Inc. (a)	19,810	394,813
Entegris, Inc. (a)	50,730	482,442
First Solar, Inc. (a)	9,830	254,105
International Rectifier Corp. (a)	60,000	1,261,200
Magnachip Semiconductor Corp. (a)	14,310	225,383
MEMC Electronic Materials, Inc. (a)	90,890	449,905
Micron Technology, Inc. (a)	250,000	2,097,500
Photronics, Inc. (a)	146,700	974,088
RF Micro Devices, Inc. (a)	42,460	195,741
SunPower Corp. (a)	29,200	342,808
Total		10,531,919
Software 2.0%
ACI Worldwide, Inc. (a)	7,651	350,492
Allot Communications Ltd. (a)	29,100	399,543
Aspen Technology, Inc. (a)	7,660	235,622
Guidewire Software, Inc. (a)	9,550	349,052
Informatica Corp. (a)	35,000	1,225,350
Manhattan Associates, Inc. (a)	2,460	171,856
Mentor Graphics Corp. (a)	198,570	3,516,675
Netscout Systems, Inc. (a)	14,080	358,054
Take-Two Interactive Software, Inc. (a)	22,500	329,400
Total		6,936,044
TOTAL INFORMATION TECHNOLOGY		54,937,331
MATERIALS 5.6%
Chemicals 1.8%
Ferro Corp. (a)	91,780	470,831
H.B. Fuller Co.	9,380	383,361
Kraton Performance Polymers, Inc. (a)	13,130	315,645
Kronos Worldwide, Inc.	21,090	360,850
Minerals Technologies, Inc.	13,820	556,117
OM Group, Inc. (a)	20,130	493,990
PolyOne Corp.	161,000	3,669,190
Total		6,249,984
Construction Materials 0.4%
Headwaters, Inc. (a)	37,740	355,133

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS (CONTINUED)
Construction Materials (continued)
Texas Industries, Inc. (a)	17,500	$1,015,875
Total		1,371,008
Containers & Packaging 0.5%
Greif, Inc., Class A	6,720	341,847
Myers Industries, Inc.	86,900	1,279,168
Total		1,621,015
Metals & Mining 1.4%
AMCOL International Corp.	820	23,977
AuRico Gold, Inc. (a)	341,429	2,147,588
Coeur d’Alene Mines Corp. (a)	45,000	855,450
Commercial Metals Co.	22,290	363,550
Materion Corp.	11,190	309,515
RTI International Metals, Inc. (a)	11,250	333,788
Stillwater Mining Co. (a)	16,900	220,376
Worthington Industries, Inc.	16,370	463,926
Total		4,718,170
Paper & Forest Products 1.5%
Buckeye Technologies, Inc.	11,110	308,080
Clearwater Paper Corp. (a)	9,180	444,220
Deltic Timber Corp.	5,810	414,776
KapStone Paper and Packaging Corp.	6,300	167,832
Resolute Forest Products (a)	287,998	3,974,373
Total		5,309,281
TOTAL MATERIALS		19,269,458
TELECOMMUNICATION SERVICES 0.2%
Diversified Telecommunication Services 0.2%
General Communication, Inc., Class A (a)	67,000	566,150
TOTAL TELECOMMUNICATION SERVICES		566,150
UTILITIES 1.2%
Electric Utilities 0.9%
Cleco Corp.	6,540	289,722

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES (CONTINUED)
Electric Utilities (continued)
MGE Energy, Inc.	8,210	$440,713
PNM Resources, Inc.	23,700	532,302
Portland General Electric Co.	11,600	344,404
UNS Energy Corp.	5,200	244,504
Westar Energy, Inc.	41,500	1,287,330
Total		3,138,975
Gas Utilities 0.3%
New Jersey Resources Corp.	5,600	249,536
Piedmont Natural Gas Co., Inc.	8,710	280,810
WGL Holdings, Inc.	10,600	447,002
Total		977,348
TOTAL UTILITIES		4,116,323
Total Common Stocks (Cost: $252,054,276)		$314,351,488

Limited Partnerships 0.1%
MATERIALS 0.1%
Chemicals 0.1%
Rentech Nitrogen Partners LP	6,540	268,140
TOTAL MATERIALS		268,140
Total Limited Partnerships (Cost: $282,264)		$268,140

	Shares	Value

Money Market Funds 7.9%

Columbia Short-Term Cash Fund, 0.128% (b)(c)	27,195,074	27,195,074
Total Money Market Funds (Cost: $27,195,074)		$27,195,074
Total Investments
(Cost: $279,531,614) (d)		$341,814,702(e)
Other Assets & Liabilities, Net		356,549
Net Assets		$342,171,251

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at February 28, 2013.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	24,107,875	80,348,901	(77,261,702)	27,195,074	69,719	27,195,074

(d)

At February 28, 2013, the cost of securities for federal income tax purposes was approximately $279,532,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$75,688,000
Unrealized Depreciation	(13,405,000)
Net Unrealized Appreciation	$62,283,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	45,463,299	—	—	45,463,299
Consumer Staples	5,269,707	—	—	5,269,707
Energy	12,978,453	—	—	12,978,453
Financials	77,267,943	—	—	77,267,943
Health Care	17,040,667	—	—	17,040,667
Industrials	77,442,157	—	—	77,442,157
Information Technology	54,937,331	—	—	54,937,331
Materials	19,269,458	—	—	19,269,458
Telecommunication Services	566,150	—	—	566,150
Utilities	4,116,323	—	—	4,116,323
Total Equity Securities	314,351,488	—	—	314,351,488
Other
Limited Partnerships	268,140	—	—	268,140
Money Market Funds	27,195,074	—	—	27,195,074
Total Other	27,463,214	—	—	27,463,214
Total	341,814,702	—	—	341,814,702

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Select Large-Cap Value Fund

February 28, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.9%
CONSUMER DISCRETIONARY 7.2%
Multiline Retail 2.1%
Nordstrom, Inc.	192,500	$10,437,350
Specialty Retail 5.1%
Gap, Inc. (The)	290,000	9,546,800
Lowe’s Companies, Inc.	393,000	14,992,950
Total		24,539,750
TOTAL CONSUMER DISCRETIONARY		34,977,100
CONSUMER STAPLES 10.8%
Food & Staples Retailing 2.2%
Costco Wholesale Corp.	102,500	10,382,225
Food Products 4.0%
Tyson Foods, Inc., Class A	850,000	19,269,500
Tobacco 4.6%
Altria Group, Inc.	350,000	11,742,500
Philip Morris International, Inc.	115,500	10,597,125
Total		22,339,625
TOTAL CONSUMER STAPLES		51,991,350
ENERGY 19.5%
Oil, Gas & Consumable Fuels 19.5%
Anadarko Petroleum Corp.	177,500	14,125,450
Chevron Corp.	94,000	11,012,100
ConocoPhillips	94,000	5,447,300
Marathon Oil Corp.	410,000	13,735,000
Marathon Petroleum Corp.	208,500	17,280,480
Valero Energy Corp.	494,000	22,521,460
Williams Companies, Inc. (The)	285,000	9,892,350
Total		94,014,140
TOTAL ENERGY		94,014,140
FINANCIALS 31.6%
Capital Markets 3.6%
Morgan Stanley	765,000	17,250,750
Commercial Banks 6.5%
U.S. Bancorp	335,000	11,383,300
Wells Fargo & Co.	570,000	19,995,600
Total		31,378,900

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Diversified Financial Services 13.1%
Bank of America Corp.	1,950,000	$21,898,500
Citigroup, Inc.	430,000	18,047,100
JPMorgan Chase & Co.	475,000	23,237,000
Total		63,182,600
Insurance 8.4%
MetLife, Inc.	270,000	9,568,800
Prudential Financial, Inc.	170,000	9,446,900
Unum Group	885,000	21,655,950
Total		40,671,650
TOTAL FINANCIALS		152,483,900
HEALTH CARE 7.4%
Health Care Equipment & Supplies 2.2%
Baxter International, Inc.	155,000	10,478,000
Health Care Providers & Services 2.3%
Humana, Inc.	165,000	11,262,900
Pharmaceuticals 2.9%
Bristol-Myers Squibb Co.	373,000	13,789,810
TOTAL HEALTH CARE		35,530,710
INDUSTRIALS 11.1%
Aerospace & Defense 6.3%
General Dynamics Corp.	109,000	7,408,730
Honeywell International, Inc.	190,000	13,319,000
United Technologies Corp.	106,500	9,643,575
Total		30,371,305
Road & Rail 4.8%
CSX Corp.	505,000	11,584,700
Union Pacific Corp.	85,000	11,654,350
Total		23,239,050
TOTAL INDUSTRIALS		53,610,355
INFORMATION TECHNOLOGY 3.3%
Communications Equipment 3.3%
Juniper Networks, Inc. (a)	760,000	15,716,800
TOTAL INFORMATION TECHNOLOGY		15,716,800

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS 5.5%
Chemicals 2.6%
EI du Pont de Nemours & Co.	170,000	$8,143,000
Praxair, Inc.	40,000	4,522,000
Total		12,665,000
Metals & Mining 2.9%
Freeport-McMoRan Copper & Gold, Inc.	437,500	13,965,000
TOTAL MATERIALS		26,630,000
UTILITIES 3.5%
Independent Power Producers & Energy Traders 3.5%
AES Corp. (The)	1,450,000	16,849,000

Common Stocks (continued)
UTILITIES (CONTINUED)
TOTAL UTILITIES		16,849,000
Total Common Stocks (Cost: $335,232,029)		$481,803,355

	Shares	Value

Money Market Funds 0.2%
Columbia Short-Term Cash Fund, 0.128% (b)(c)	1,105,739	$1,105,739
Total Money Market Funds (Cost: $1,105,739)		$1,105,739
Total Investments
(Cost: $336,337,768) (d)		$482,909,094(e	)
Other Assets & Liabilities, Net		(258,739)
Net Assets		$482,650,355

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at February 28, 2013.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividend Income ($)	Value ($)
Columbia Short-Term Cash Fund	356,744	70,433,185	(69,684,190)	1,105,739	1,944	1,105,739

(d)

At February 28, 2013, the cost of securities for federal income tax purposes was approximately $336,338,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$151,747,000
Unrealized Depreciation	(5,176,000)
Net Unrealized Appreciation	$146,571,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	34,977,100	—	—	34,977,100
Consumer Staples	51,991,350	—	—	51,991,350
Energy	94,014,140	—	—	94,014,140
Financials	152,483,900	—	—	152,483,900
Health Care	35,530,710	—	—	35,530,710
Industrials	53,610,355	—	—	53,610,355
Information Technology	15,716,800	—	—	15,716,800
Materials	26,630,000	—	—	26,630,000
Utilities	16,849,000	—	—	16,849,000
Total Equity Securities	481,803,355	—	—	481,803,355
Other
Money Market Funds	1,105,739	—	—	1,105,739
Total Other	1,105,739	—	—	1,105,739
Total	482,909,094	—	—	482,909,094

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Select Smaller-Cap Value Fund

February 28, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.7%
CONSUMER DISCRETIONARY 17.9%
Auto Components 2.3%
American Axle & Manufacturing Holdings, Inc. (a)	700,000	$8,855,000
Diversified Consumer Services 3.2%
Sotheby’s	318,000	12,157,140
Hotels, Restaurants & Leisure 5.8%
Penn National Gaming, Inc. (a)	210,000	10,468,500
Texas Roadhouse, Inc.	605,000	11,700,700
Total		22,169,200
Household Durables 3.4%
Lennar Corp., Class A	340,000	13,120,600
Textiles, Apparel & Luxury Goods 3.2%
Hanesbrands, Inc. (a)	315,000	12,486,600
TOTAL CONSUMER DISCRETIONARY		68,788,540
CONSUMER STAPLES 7.5%
Food Products 5.5%
Dean Foods Co. (a)	615,000	10,209,000
Smithfield Foods, Inc. (a)	460,000	10,230,400
WhiteWave Foods Co., Class A (a)	30,139	471,374
Total		20,910,774
Personal Products 2.0%
Herbalife Ltd.	195,000	7,856,550
TOTAL CONSUMER STAPLES		28,767,324
ENERGY 10.2%
Energy Equipment & Services 7.9%
Exterran Holdings, Inc. (a)	375,000	9,461,250
Superior Energy Services, Inc. (a)	460,000	12,167,000
Tetra Technologies, Inc. (a)	950,000	8,768,500
Total		30,396,750
Oil, Gas & Consumable Fuels 2.3%
Oasis Petroleum, Inc. (a)	235,000	8,624,500
TOTAL ENERGY		39,021,250

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS 13.5%
Insurance 13.5%
Aspen Insurance Holdings Ltd.	350,000	$12,551,000
Endurance Specialty Holdings Ltd.	260,000	11,450,400
Hanover Insurance Group, Inc. (The)	235,000	10,029,800
Infinity Property & Casualty Corp.	115,000	6,461,850
Lincoln National Corp.	380,000	11,225,200
Total		51,718,250
TOTAL FINANCIALS		51,718,250
HEALTH CARE 11.9%
Health Care Equipment & Supplies 2.7%
Analogic Corp.	105,000	7,789,950
Sirona Dental Systems, Inc. (a)	35,000	2,485,700
Total		10,275,650
Health Care Providers & Services 3.9%
WellCare Health Plans, Inc. (a)	260,000	14,869,400
Pharmaceuticals 5.3%
Impax Laboratories, Inc. (a)	481,000	9,538,230
Salix Pharmaceuticals Ltd. (a)	220,000	10,747,000
Total		20,285,230
TOTAL HEALTH CARE		45,430,280
INDUSTRIALS 23.8%
Aerospace & Defense 2.3%
Cubic Corp.	210,000	8,765,400
Airlines 3.3%
United Continental Holdings, Inc. (a)	470,000	12,553,700
Commercial Services & Supplies 4.2%
Brink’s Co. (The)	170,000	4,496,500
Waste Connections, Inc.	340,000	11,631,400
Total		16,127,900
Electrical Equipment 7.5%
Belden, Inc.	300,000	15,108,000
EnerSys, Inc. (a)	335,000	13,694,800
Total		28,802,800
Machinery 4.1%
Mueller Industries, Inc.	235,000	12,497,300
Wabash National Corp. (a)	330,000	3,148,200
Total		15,645,500

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Road & Rail 2.4%
Swift Transportation Co. (a)	690,000	$9,335,700
TOTAL INDUSTRIALS		91,231,000
INFORMATION TECHNOLOGY 10.0%
Communications Equipment 2.7%
Calix, Inc. (a)	703,100	6,025,567
NETGEAR, Inc. (a)	129,824	4,420,507
Total		10,446,074
IT Services 1.4%
CACI International, Inc., Class A (a)	103,000	5,227,250
Semiconductors & Semiconductor Equipment 5.9%
Cypress Semiconductor Corp.	849,989	8,950,384
ON Semiconductor Corp. (a)	1,690,000	13,520,000
Total		22,470,384
Software –%
Comverse, Inc. (a)	2	55
Verint Systems, Inc. (a)	2	68
Total		123
TOTAL INFORMATION TECHNOLOGY		38,143,831

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS 4.9%
Chemicals 2.8%
Minerals Technologies, Inc.	270,000	$10,864,800
Containers & Packaging 2.1%
Owens-Illinois, Inc. (a)	315,000	8,032,500
TOTAL MATERIALS		18,897,300
Total Common Stocks (Cost: $248,221,812)		$381,997,775

	Shares	Value

Money Market Funds 0.1%

Columbia Short-Term Cash Fund, 0.128% (b)(c)	534,359	$534,359
Total Money Market Funds (Cost: $534,359)		$534,359
Total Investments
(Cost: $248,756,171) (d)		$382,532,134(e)
Other Assets & Liabilities, Net		650,214
Net Assets		$383,182,348

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at February 28, 2013.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	—	31,911,140	(31,376,781)	534,359	452	534,359

(d)

At February 28, 2013, the cost of securities for federal income tax purposes was approximately $248,756,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$142,425,000
Unrealized Depreciation	(8,649,000)
Net Unrealized Appreciation	$133,776,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	68,788,540	—	—	68,788,540
Consumer Staples	28,767,324	—	—	28,767,324
Energy	39,021,250	—	—	39,021,250
Financials	51,718,250	—	—	51,718,250
Health Care	45,430,280	—	—	45,430,280
Industrials	91,231,000	—	—	91,231,000
Information Technology	38,143,831	—	—	38,143,831
Materials	18,897,300	—	—	18,897,300
Total Equity Securities	381,997,775	—	—	381,997,775
Other
Money Market Funds	534,359	—	—	534,359
Total Other	534,359	—	—	534,359
Total	382,532,134	—	—	382,532,134

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Seligman Communications and Information Fund

February 28, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.5%
CONSUMER DISCRETIONARY 0.4%
Diversified Consumer Services 0.3%
LifeLock, Inc. (a)	755,229	$8,798,418
Media 0.1%
News Corp., Class A	189,300	5,451,840
TOTAL CONSUMER DISCRETIONARY		14,250,258
FINANCIALS —%
Diversified Financial Services —%
Hanei Corp. (a)(b)(c)	49,382	—
TOTAL FINANCIALS		—
INDUSTRIALS 0.4%
Commercial Services & Supplies 0.4%
Performant Financial Corp. (a)	1,043,749	13,829,674
TOTAL INDUSTRIALS		13,829,674
INFORMATION TECHNOLOGY 96.7%
Communications Equipment 7.7%
Cisco Systems, Inc.	4,805,900	100,203,015
Flashpoint Technology, Inc. (a)(b)(c)(e)	246,914	—
Nortel Networks Corp. (a)	819	4
QUALCOMM, Inc.	2,221,884	145,822,247
Radware, Ltd. (a)	303,493	11,041,076
Total		257,066,342
Computers & Peripherals 15.9%
Apple, Inc.	457,500	201,940,500
Electronics for Imaging, Inc. (a)(d)	4,661,900	107,503,414
EMC Corp. (a)	3,448,200	79,343,082
NCR Corp. (a)	309,800	8,544,284
NetApp, Inc. (a)	3,532,300	119,497,709
SanDisk Corp. (a)	258,300	13,015,737
Total		529,844,726
Electronic Equipment, Instruments & Components 1.0%
Flextronics International Ltd. (a)	4,771,400	31,729,810
Internet Software & Services 3.8%
Google, Inc., Class A (a)	150,300	120,420,360
Yahoo!, Inc. (a)	238,800	5,088,828
Total		125,509,188

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
IT Services 2.7%
Global Payments, Inc.	483,900	$23,328,819
Teradata Corp. (a)	164,800	9,568,288
Visa, Inc., Class A	218,900	34,726,296
Western Union Co. (The)	1,640,200	23,012,006
Total		90,635,409
Semiconductors & Semiconductor Equipment 26.8%
Advanced Micro Devices, Inc. (a)	8,815,994	21,951,825
Avago Technologies Ltd.	1,960,000	67,071,200
Broadcom Corp., Class A	3,349,000	114,234,390
Intersil Corp., Class A	870,400	7,389,696
KLA-Tencor Corp.	2,860,304	156,630,247
Lam Research Corp. (a)	4,441,625	187,880,737
Lattice Semiconductor Corp. (a)	1,445,000	6,762,600
Marvell Technology Group Ltd.	5,081,997	51,328,170
Microsemi Corp. (a)	3,071,400	63,362,982
NXP Semiconductor NV (a)	1,168,500	37,765,920
Samsung Electronics Co., Ltd.	17,000	24,078,455
Spansion, Inc., Class A (a)(d)	2,929,323	34,448,838
Teradyne, Inc. (a)	7,142,400	119,706,624
Total		892,611,684
Software 38.8%
BMC Software, Inc. (a)	637,100	25,528,597
Check Point Software Technologies Ltd. (a)	3,105,343	163,061,561
Citrix Systems, Inc. (a)	1,046,800	74,218,120
Electronic Arts, Inc. (a)	928,900	16,283,617
Microsoft Corp.	2,827,100	78,593,380
Nuance Communications, Inc. (a)	8,950,100	164,771,341
Oracle Corp.	982,800	33,670,728
PTC, Inc. (a)	4,694,341	108,627,051
QLIK Technologies, Inc. (a)	475,900	12,373,400
Salesforce.com, Inc. (a)	100,000	16,922,000
Symantec Corp. (a)	11,403,000	267,286,320
Synopsys, Inc. (a)(d)	9,397,803	329,205,039
Total		1,290,541,154
TOTAL INFORMATION TECHNOLOGY		3,217,938,313
Total Common Stocks (Cost: $2,685,062,706)		$3,246,018,255

Convertible Preferred Stocks 0.1%
INFORMATION TECHNOLOGY 0.1%
Computers & Peripherals 0.1%
Silver Peak Systems, Inc. (a)(c)(e)	2,620,545	2,358,491

Convertible Preferred Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
TOTAL INFORMATION TECHNOLOGY	2,358,491
Total Convertible Preferred Stocks (Cost: $10,041,774)	$2,358,491

	Shares	Value

Money Market Funds 3.2%

Columbia Short-Term Cash Fund, 0.128% (d)(f)	106,445,607	$106,445,607
Total Money Market Funds (Cost: $106,445,607)		$106,445,607
Total Investments
(Cost: $2,801,550,087) (g)		$3,354,822,343(h)
Other Assets & Liabilities, Net		(26,391,418)
Net Assets		$3,328,430,925

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	Negligible market value.
(c)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 28, 2013, the value of these securities amounted to $2,358,491, which represents 0.07% of net assets.

(d)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	209,192,452	843,417,538	(946,164,383)	—	106,445,607	136,899	106,445,607
Electronics for Imaging, Inc.	111,963,946	—	(267,824)	(136,776)	111,559,346	—	107,503,414
Synopsys, Inc.	237,362,032	—	(11,163,675)	1,926,658	228,125,015	—	329,205,039
Spansion, Inc., Class A	34,643,349	11,942,528	(97,300)	(48,673)	46,439,904	—	34,448,838
Total	593,161,779	855,360,066	(957,693,182)	1,741,209	492,569,872	136,899	577,602,898

(e)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at February 28, 2013 was $2,358,491, representing 0.07% of net assets. Information concerning such security holdings at February 28, 2013 is as follows:

Security Description	Acquisition Dates	Cost ($)
Flashpoint Technology, Inc.	09-10-99	1,000,844
Silver Peak Systems, Inc.	01-14-08	10,041,774

(f)	The rate shown is the seven-day current annualized yield at February 28, 2013.
(g)

At February 28, 2013, the cost of securities for federal income tax purposes was approximately $2,801,550,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$648,879,000
Unrealized Depreciation	(95,607,000)
Net Unrealized Appreciation	$553,272,000

(h)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Semiannual Report dated November 30, 2012.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	14,250,258	—	—	14,250,258
Industrials	13,829,674	—	—	13,829,674
Information Technology	3,193,859,858	24,078,455	—	3,217,938,313
Convertible Preferred Stocks
Information Technology	—	—	2,358,491	2,358,491
Total Equity Securities	3,221,939,790	24,078,455	2,358,491	3,248,376,736
Other
Money Market Funds	106,445,607	—	—	106,445,607
Total Other	106,445,607	—	—	106,445,607
Total	3,328,385,397	24,078,455	2,358,491	3,354,822,343

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

		Convertible
	Common Stocks ($)	Preferred Stocks ($)	Total ($)
Balance as of May 31, 2012	1	2,070,231	2,070,232
Accrued discounts/premiums	—	—	—
Realized gain (loss)	(10,032,082)	—	(10,032,082)
Change in unrealized appreciation (depreciation)(a)	10,032,162	288,260	10,320,422
Sales	(81)	—	(81)
Purchases	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Balance as of February 28, 2013	—	2,358,491	2,358,491

(a)Change in unrealized appreciation (depreciation) relating to securities held at February 28, 2013 was $288,260, which is comprised of Convertible Preferred Stocks.

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain convertible preferred stock classified as Level 3 are valued using a market approach. To determine fair value for these securities, management considered various factors may have included, but were not limited to, the Fund’s pro-rata interest in the company’s capital balance, estimated earnings of the respective company, and the position of the security within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in the fund’s pro-rata interest would result in a change to the company’s capital balance.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia U.S. Government Mortgage Fund

February 28, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency(a) 102.5%
Federal Home Loan Mortgage Corp. (b)
01/01/42- 07/01/42	3.500%	$121,464,645	$129,128,086
03/01/41- 11/01/41	4.000%	39,574,286	42,308,108
07/01/39- 08/01/41	4.500%	51,739,897	56,618,426
11/01/17- 09/01/41	5.000%	90,619,577	98,906,648
01/01/30- 06/01/33	5.500%	24,919,340	27,146,504
04/01/33- 03/01/38	6.000%	38,941,982	42,867,301
12/01/16- 08/01/34	6.500%	1,506,262	1,680,881
04/01/17- 08/01/29	7.000%	126,317	138,024
06/01/15	7.500%	99,644	104,105
10/01/17- 06/01/31	8.000%	257,106	309,975
01/01/20	10.500%	16,489	16,583
Federal Home Loan Mortgage Corp. (b)(c)
CMO Series 3773 Class DS
12/15/40	8.478%	25,827,109	26,332,422
Federal Home Loan Mortgage Corp. (b)(c)(d)
CMO IO Series 3913 Class SW
09/15/40	6.399%	12,389,500	2,008,375
CMO IO STRIPS Series 277 Class S6
09/15/42	5.849%	39,206,711	9,993,269
CMO IO STRIPS Series 281 Class S1
10/15/42	5.799%	32,575,595	8,795,290
CMO IO Series 2008-36 Class YI
07/25/36	6.998%	12,522,496	2,117,262
CMO IO Series 2471 Class SI
03/15/32	7.749%	104,881	25,923
CMO IO Series 276 Class S5
09/15/42	5.799%	18,946,442	4,834,223
CMO IO Series 2950 Class SM
03/15/35	6.499%	2,350,451	245,869
CMO IO Series 2957 Class SW
04/15/35	5.799%	5,917,396	980,357
CMO IO Series 3122 Class IS
03/15/36	6.499%	12,446,944	1,739,299
CMO IO Series 3280 Class SI
02/15/37	6.239%	6,374,054	892,828
CMO IO Series 3453 Class W
12/15/32	7.187%	14,983,421	2,722,022
CMO IO Series 3550 Class EI
07/15/39	6.199%	21,558,121	4,216,266
CMO IO Series 3630 Class AI
03/15/17	1.931%	989,349	36,373
CMO IO Series 3708 Class SA
05/15/40	6.249%	5,602,971	854,362
CMO IO Series 3761 Class KS
06/15/40	5.799%	4,370,249	567,071
CMO IO Series 3922 Class SH
09/15/41	5.699%	33,874,765	6,936,915
CMO IO Series 3960 Class SL

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (a) (continued)
11/15/41	6.299%	$9,191,298	$2,261,059
CMO IO Series 3984 Class QS
12/15/39	6.399%	20,379,154	4,106,685
CMO IO Series 4066 Class SC
12/15/38	6.449%	26,409,644	5,399,137
CMO IO Series 4068 Class GI
09/15/36	2.374%	36,638,392	1,856,537
CMO IO Series 4073 Class AS
08/15/38	5.849%	20,306,436	4,041,927
CMO IO Series 4093 Class SD
01/15/38	6.499%	23,370,427	6,399,412
CMO IO Series 4094 Class SY
08/15/42	5.879%	25,380,850	6,991,203
CMO IO Series 4102 Class TS
09/15/42	6.399%	30,249,888	9,164,688
CMO IO Series 4107 Class KS
06/15/38	1.899%	26,517,722	2,253,911
Federal Home Loan Mortgage Corp. (b)(d)
CMO IO Series 2639 Class UI
03/15/22	5.000%	144,855	5,021
CMO IO Series 3759 Class LI
11/15/34	4.000%	10,834,490	457,032
CMO IO Series 3786 Class PI
12/15/37	4.500%	11,075,489	1,215,313
CMO IO Series 3800 Class HI
01/15/40	4.500%	9,899,510	1,561,125
CMO IO Series 3807 Class NI
11/15/35	4.500%	32,731,199	3,771,858
CMO IO Series 3907 Class AI
05/15/40	5.000%	28,547,161	6,539,372
CMO IO Series 4120 Class AI
11/15/39	3.500%	18,079,106	3,424,910
CMO IO Series 4121 Class IA
01/15/41	3.500%	15,586,694	3,418,441
CMO IO Series 4139 Class CI
05/15/42	3.500%	10,110,994	1,837,225
CMO IO Series 4148 Class BI
02/15/41	4.000%	13,196,660	2,609,422
Federal Home Loan Mortgage Corp. (b)(e)
03/01/43	3.500%	25,000,000	26,316,405
03/01/43	4.000%	10,000,000	10,620,312
Federal National Mortgage Association (b)
05/01/27	2.500%	26,465,931	27,644,493
02/01/27- 12/01/42	3.000%	145,490,093	154,053,861
10/01/14	3.380%	2,380,763	2,455,213
03/01/42- 12/01/42	3.500%	169,735,885	180,642,826
11/01/40- 11/01/42	4.000%	200,617,262	216,764,738
06/01/25- 09/01/41	4.500%	212,417,446	232,983,840
02/01/18- 09/01/41	5.000%	209,451,306	230,039,051
03/01/23- 04/01/41	5.500%	88,457,845	98,288,083
03/01/17- 09/01/38	6.000%	18,334,283	20,461,793

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (a) (continued)
08/01/16- 10/01/37	6.500%	$20,428,537	$23,261,163
12/01/28- 01/01/33	7.000%	3,058,755	3,590,685
01/01/17- 09/01/28	7.500%	403,434	477,946
11/01/15- 04/01/25	8.000%	243,720	278,551
11/01/37	8.500%	54,558	62,739
10/01/31	9.500%	93,178	101,342
Federal National Mortgage Association (b)(c)(d)
CMO IO Series 2003-117 Class KS
08/25/33	6.898%	12,581,888	1,394,068
CMO IO Series 2005-57 Class NI
07/25/35	6.498%	7,870,206	1,487,142
CMO IO Series 2005-7 Class SC
02/25/35	6.498%	9,266,781	899,172
CMO IO Series 2005-99 Class AI
12/25/35	6.448%	25,554,060	4,468,909
CMO IO Series 2006-115 Class EI
12/25/36	6.438%	28,144,973	5,232,440
CMO IO Series 2006-5 Class N1
08/25/34	2.254%	26,347,781	1,236,762
CMO IO Series 2006-5 Class N2
02/25/35	2.223%	102,499,918	6,391,239
CMO IO Series 2006-60 Class UI
07/25/36	6.948%	5,498,643	1,237,730
CMO IO Series 2006-8 Class PS
03/25/36	6.398%	14,746,118	3,239,514
CMO IO Series 2007-5 Class SC
02/25/37	5.908%	2,823,348	363,896
CMO IO Series 2007-54 Class DI
06/25/37	5.898%	35,883,754	6,108,287
CMO IO Series 2008-7 Class SA
02/25/38	7.348%	3,474,336	772,547
CMO IO Series 2011-51 Class CI
06/25/41	5.798%	25,366,647	4,831,225
CMO IO Series 2012-108 Class S
10/25/42	5.798%	36,060,110	8,760,962
CMO IO Series 2012-51 Class SA
05/25/42	6.298%	24,740,838	7,066,218
CMO IO Series 2012-74 Class AS
03/25/39	5.848%	13,088,148	2,542,154
CMO IO Series 2012-80 Class AS
02/25/39	5.848%	33,578,684	7,736,952
CMO IO Series 2012-80 Class DS
06/25/39	6.448%	13,219,514	3,497,032
CMO IO Series 2012-87 Class NS
02/25/39	5.848%	20,590,040	4,473,804
CMO IO Series 2012-87 SQ
08/25/42	6.098%	8,570,817	2,345,159
CMO IO Series 2012-89 Class SD
04/25/39	5.848%	20,654,659	4,529,108
Federal National Mortgage Association (b)(d)
CMO IO Series 2003-119 Class GI
12/25/33	4.500%	233,830	47,792
CMO IO Series 2009-7 Class LI
02/25/39	7.000%	8,744,682	1,265,936

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (a) (continued)
CMO IO Series 2011-142 Class CI
07/25/41	5.500%	$30,974,273	$4,137,311
CMO IO Series 2012-118 Class BI
12/25/39	3.500%	55,554,967	10,587,038
CMO IO Series 2012-133 Class EI
07/25/31	3.500%	10,332,874	1,748,690
CMO IO Series 2012-134 Class AI
07/25/40	3.500%	37,623,559	7,365,233
CMO IO Series 2012-144 Class HI
07/25/42	3.500%	9,033,785	1,724,909
CMO IO Series 2012-96 Class CI
04/25/39	3.500%	23,866,006	4,435,600
CMO IO Series 2013-1 Class AI
02/25/43	3.500%	8,986,385	2,240,015
Federal National Mortgage Association (b)(d)(i)
CMO IO Series 2013-16 Class IO
01/25/40	3.500%	24,782,265	5,018,409
Federal National Mortgage Association (b)(e)
03/01/28	2.500%	284,750,000	295,695,078
03/01/28- 03/01/43	3.000%	265,000,000	274,830,469
03/01/28	4.000%	6,500,000	6,953,985
03/01/43	5.000%	2,500,000	2,706,641
03/01/43	5.500%	29,000,000	31,596,405
Federal National Mortgage Association (b)(f)
05/01/33	5.500%	1,852,039	2,070,687
07/01/17- 06/01/29	6.000%	1,960,907	2,199,250
06/01/31	7.000%	1,022,101	1,200,079
Government National Mortgage Association (b)
09/15/33- 08/20/40	5.000%	45,607,567	50,568,107
12/15/32- 11/20/41	6.000%	23,413,779	26,527,771
12/15/31- 02/15/32	6.500%	360,724	419,335
03/15/30	7.000%	45,500	54,251
11/15/14	8.000%	1,113	1,129
Government National Mortgage Association (b)(c)(d)
CMO IO Series 2004-32 Class HS
05/16/34	6.398%	4,471,101	912,883
CMO IO Series 2012-41 Class SA
03/20/42	6.399%	15,576,829	3,931,743
CMO IO Series 2012-48 Class SA
04/16/42	6.448%	24,197,341	5,359,007
CMO IO Series 2012-94 Class SB
07/20/42	6.399%	37,059,350	11,362,997
Government National Mortgage Association (b)(d)
CMO IO Series 2010-116 Class IL
06/20/38	4.500%	8,716,612	933,102
CMO IO Series 2010-133 Class QI
09/16/34	4.000%	21,408,521	1,279,512
CMO IO Series 2010-152 Class KI
07/20/36	4.000%	17,263,562	1,365,463
CMO IO Series 2010-165 Class IL
08/20/36	4.000%	8,393,594	654,545
CMO IO Series 2010-167 Class GI
02/20/38	4.000%	7,597,308	874,167

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (a) (continued)
CMO IO Series 2012-121 Class PI
09/16/42	4.500%	$16,640,420	$3,407,151
CMO IO Series 2012-129 Class AI
08/20/37	3.000%	21,328,233	3,313,507
CMO IO Series 2012-148 Class IP
04/20/41	3.500%	8,676,236	1,448,774
CMO IO Series 2012-41 Class IP
08/20/41	4.000%	28,226,845	5,443,138
CMO IO Series 2012-94 Class BI
05/20/37	4.000%	22,070,944	3,523,582
Government National Mortgage Association (b)(e)
03/01/43	3.000%	40,000,000	41,925,000
03/01/43	4.000%	8,000,000	8,695,000
Vendee Mortgage Trust (b)(c)(d)
CMO IO Series 1998-1 Class 2IO
03/15/28	0.406%	3,163,600	27,705
CMO IO Series 1998-3 Class IO
03/15/29	0.261%	3,914,039	19,099
Total Residential Mortgage-Backed Securities - Agency (Cost: $2,639,928,971)			$2,674,364,901

Residential Mortgage-Backed Securities - Non-Agency 14.6%
American General Mortgage Loan Trust (b)(c)(g)
CMO Series 2010-1A Class A1
03/25/58	5.150%	19,589,850	20,023,945
CMO Series 2010-1A Class A3
03/25/58	5.650%	12,000,000	12,680,988
CMO Series 2010-1A Class A4
03/25/58	5.650%	8,000,000	8,505,664
Apollo Residential Mortgage Securitization Trust CMO Series 2013-1 Class A (b)(g)
05/25/47	4.000%	17,375,000	17,679,062
BCAP LLC Trust (b)(c)(g)
CMO Series 2009-RR5 Class 6A1
02/26/37	2.983%	14,726,203	14,990,480
CMO Series 2010-RR6 Class 6A1
07/26/37	4.000%	49,620	49,608
Series 2012-RR10 Class 2A1
09/26/36	5.796%	12,465,459	12,705,731
Series 2013-RR1 Class 10A1
10/26/36	3.000%	16,513,992	16,623,579
BNPP Mortgage Securities LLC CMO Series 2009-1 Class A1 (b)(g)
08/27/37	6.000%	3,038,810	3,201,235
Banc of America Funding Corp. CMO Series 2012-R5 Class A (b)(c)(g)
10/03/39	0.470%	7,986,856	7,749,537
Banc of America Funding Trust CMO Series 2012-R4 Class A (b)(c)(g)
03/04/39	0.469%	9,532,662	9,312,009
Baron Capital Enterprises, Inc. (b)(c)(g)
07/26/36	2.603%	8,415,375	8,460,270
Bayview Opportunity Master Fund Trust IIB LP (b)(c)(g)(i)

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
CMO Series 2012-6NPL Class A
01/28/33	2.981%	$6,713,849	$6,730,634
Series 2012-4NPL Class A
07/28/32	3.475%	2,441,367	2,467,504
Castle Peak Loan Trust (b)(c)(g)
CMO Series 2011-1 Class 22A2
05/25/52	8.386%	4,182,000	4,171,545
CMO Series 2012-1A Class A2
05/25/52	9.366%	17,200,000	16,856,000
Castle Peak Loan Trust (b)(g)
CMO Series 2010-NPL1 Class B
12/25/50	8.000%	5,898,787	5,913,534
CMO Series 2012-1A Class A1
05/25/52	5.000%	16,681,971	16,681,971
Cendant Mortgage Corp. Pass-Through Certificates CMO Series 2003-9 Class 2A1 (b)(c)
11/25/18	4.828%	582,724	588,078
Chase Mortgage Finance Corp. CMO Series 2003-S13 Class A9 (b)
11/25/33	6.000%	2,177,603	2,216,264
Citicorp Mortgage Securities, Inc. Pass-Through Certificates CMO Series 2005-8 Class 1A3 (b)
11/25/35	5.500%	2,463,974	2,481,020
Citigroup Mortgage Loan Trust, Inc. (b)(c)(g)
CMO Series 2009-10 Class 1A2
09/25/33	2.434%	1,191,958	896,417
CMO Series 2009-11 Class 1A2
02/25/37	3.003%	710,201	533,647
CMO Series 2009-3 Class 4A3
10/25/33	2.506%	1,445,000	1,228,060
CMO Series 2009-9 Class 1A3
04/25/34	4.957%	2,489,441	2,221,340
CMO Series 2010-7 Class 3A4
12/25/35	6.764%	3,000,000	3,125,696
Citigroup Mortgage Loan Trust, Inc. (b)(g)
CMO Series 2009-12 Class 1A2
11/25/35	5.750%	1,549,129	1,508,412
CMO Series 2009-4 Class 10A2
02/25/36	5.500%	2,019,061	1,939,847
CMO Series 2010-8 Class 5A6
11/25/36	4.000%	13,660,499	14,073,790
Countrywide Asset-Backed Certificates CMO Series 2005-IM1 Class A2 (b)(c)
11/25/35	0.482%	4,155,759	4,152,904
Countrywide Home Loan Mortgage Pass-Through Trust CMO Series 2002-31 Class A1 (b)
01/25/33	5.750%	1,711,837	1,799,738
Credit Suisse Mortgage Capital Certificates (b)(c)
CMO Series 2012-6R Class 1A1
11/26/37	5.988%	4,332,328	4,297,012
Credit Suisse Mortgage Capital Certificates (b)(c)(g)
CMO Series 2009-2R Class 1A16
09/26/34	2.627%	20,000,000	19,143,868
CMO Series 2013-2R Class 1A5
05/27/36	4.776%	5,818,000	5,628,915
Series 2012-11 Class 3A2

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
06/29/47	1.212%	$9,500,000	$8,603,437
Credit Suisse Mortgage Capital Certificates (b)(g)
CMO Series 2009-12R Class 11A1
08/27/37	6.000%	5,064,530	5,333,122
CMO Series 2009-12R Class 14A1
11/27/35	5.500%	211,235	215,190
Series 2012-11R Class 1A1
10/29/46	2.000%	50,428,685	50,602,059
Deutsche Mortgage Securities, Inc. CMO Series 2003-1 Class 1A7 (b)
04/25/33	5.500%	931,664	963,040
JPMorgan Resecuritization Trust CMO Series 2009-3 Class 1A2 (b)(c)(g)
02/26/35	2.611%	1,449,242	803,250
Jefferies & Co., Inc. CMO Series 2010-R4 Class 2A2 (b)(g)
10/26/35	5.500%	2,977,497	3,077,579
Morgan Stanley Re-Remic Trust CMO Series 2010-R6 Class 1A (b)(c)(g)
02/26/37	2.608%	15,168,502	15,627,959
PennyMac Loan Trust (b)(c)(g)
Series 2011-NPL1 Class A
09/25/51	5.250%	2,561,349	2,565,119
Series 2012-NPL1 Class A
05/28/52	3.422%	7,358,668	7,358,668
RBSSP Resecuritization Trust (b)(c)(g)
CMO Series 2009-12 Class 9A1
03/25/36	3.652%	3,896,357	3,857,347
CMO Series 2010-9 Class 5A1
10/26/35	2.470%	6,706,311	6,852,710
CMO Series 2012-5 Class 2A1
10/26/36	5.750%	8,181,744	8,271,231
RBSSP Resecuritization Trust (b)(g)
CMO Series 2009-1 Class 4A1
10/26/35	5.500%	174,831	176,540
WaMu Mortgage Pass-Through Certificates CMO Series 2004-AR3 Class A2 (b)(c)
06/25/34	2.563%	8,975,080	9,113,063
Wells Fargo Mortgage-Backed Securities Trust (b)
CMO Series 2005-12 Class 1A3
11/25/35	5.500%	4,112,973	4,159,919
CMO Series 2005-14 Class 2A1
12/25/35	5.500%	254,192	260,351
CMO Series 2005-18 Class 2A6
01/25/36	5.500%	1,715,774	1,724,574
Wells Fargo Mortgage-Backed Securities Trust (b)(c)
CMO Series 2004-Q Class 1A2
09/25/34	2.615%	2,197,849	2,252,533
Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $361,201,558)			$382,455,995

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Agency 0.8%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates CMO Series K001 Class A2 (b)(c)
04/25/16	5.651%	$982,571	$1,093,628
Federal National Mortgage Association (b)
10/01/19	4.430%	4,790,032	5,492,896
10/01/19	4.420%	4,221,627	4,838,646
01/01/20	4.570%	1,078,904	1,246,403
01/01/20	4.600%	1,774,948	2,052,980
05/01/24	5.030%	3,466,922	4,033,125
CMO Series 2010-M4 Class A1
06/25/20	2.520%	1,988,776	2,083,195
Total Commercial Mortgage-Backed Securities - Agency (Cost: $18,291,341)			$20,840,873

Commercial Mortgage-Backed Securities - Non-Agency 2.1%
Greenwich Capital Commercial Funding Corp. Series 2005-GG5 Class AM (b)(c)
04/10/37	5.277%	15,700,000	17,059,196
Merrill Lynch Mortgage Investors, Inc. CMO IO Series 1998-C3 Class IO (b)(c)(d)
12/15/30	1.022%	932,408	14,120
Morgan Stanley Capital I, Inc. Series 2003-IQ6 Class A4 (b)
12/15/41	4.970%	2,443,289	2,491,126
Motel 6 Trust Series 2012-MTL6 Class A1 (b)(g)
10/05/25	1.500%	6,783,333	6,833,883
ORES NPL LLC Series 2012-LV1 Class A (b)(g)
09/25/44	4.000%	9,748,732	9,786,833
Prime Mortgage Trust CMO Series 2004-CL1 Class 3A1 (b)(c)
02/25/34	6.820%	213,929	237,047
S2 Hospitality LLC Series 2012-LV1 Class A (b)(g)
04/15/25	4.500%	7,373,330	7,380,608
SMA 1 LLC Series 2012-LV1 Class A (b)(g)
08/20/25	3.500%	10,247,506	10,280,828
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $53,342,393)			$54,083,641

Asset-Backed Securities - Non-Agency 4.0%
Aames Mortgage Investment Trust Series 2005-3 Class A2 (c)(g)
08/25/35	0.462%	7,714,435	7,514,685
American Credit Acceptance Receivables Trust (g)

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Series 2012-2 Class A
07/15/16	1.890%	$8,422,682	$8,481,706
Series 2012-3 Class A
11/15/16	1.640%	10,418,530	10,417,912
Carlyle Global Market Strategies Series 2013-1A Class B (c)(g)
02/14/25	3.100%	6,300,000	6,254,262
Carrington Mortgage Loan Trust Series 2006-RFC1 Class A2 (c)
05/25/36	0.302%	18,482	18,470
Castle Peak Loan Trust CMO Series 2011-1 Class 1A (g)
06/25/49	7.125%	6,693,995	6,693,995
Credit Suisse Commercial Mortgage Trust CMO Series 2009-13R Class 5A1 (c)(g)
01/26/35	0.984%	24,786,300	24,294,036
Deutsche Mortgage Securities, Inc. CMO Series 2009-RS2 Class 4A1 (c)(g)
04/26/37	0.332%	540,723	536,912
Exeter Automobile Receivables Trust Series 2012-2A Class B (g)
12/15/17	2.220%	3,050,000	3,070,700
MASTR Asset-Backed Securities Trust Series 2005-FRE1 Class A4 (c)
10/25/35	0.452%	157,852	156,191
Nomad CLO Ltd. Series 2013-1A Class B (c)(e)(g)
01/15/25	0.000%	10,000,000	10,000,000
RAAC Series Series 2006-RP2 Class A (c)(g)
02/25/37	0.452%	6,481,810	6,227,658

	Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Structured Asset Investment Loan Trust Series 2004-7 Class A7 (c)
	08/25/34	1.042%	20,065,102	19,844,546
Total Asset-Backed Securities - Non-Agency (Cost: $101,495,485)				$103,511,073

Issuer	Contracts	Exercise Price	Expiration Date	Value

Options Purchased Puts 0.6%
Put - OTC 2-Year Interest Rate Swap (h)
	1	2.50	01/26/2015	$158,760
Put - OTC 2-Year Interest Rate Swap (h)
	1	2.10	11/28/2014	155,784
Put - OTC 3-Year Interest Rate Swap (h)
	1	2.25	11/02/2015	4,775,450
Put - OTC 3-Year Interest Rate Swap (h)
	1	2.25	03/06/2015	714,375
Put - OTC 5-Year Interest Rate Swap (h)
	1	3.00	05/17/2017	3,210,630
Put - OTC 5-Year Interest Rate Swap (h)
	1	4.00	08/17/2017	1,022,875
Put - OTC 5-Year Interest Rate Swap (h)
	1	2.75	05/31/2017	5,608,080
Total Options Purchased Puts (Cost: $18,436,200)				$15,645,954

			Shares	Value

Money Market Funds 1.9%
Columbia Short-Term Cash Fund, 0.128% (j)(k)			49,671,651	49,671,651
Total Money Market Funds (Cost: $49,671,651)				$49,671,651
Total Investments
(Cost: $3,242,367,599) (l)				$3,300,574,088(m)
Other Assets & Liabilities, Net				(692,102,887)
Net Assets				$2,608,471,201

Futures Contracts Outstanding at February 28, 2013

	Number of	Notional
	Contracts	Market	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Value ($)	Date	Appreciation ($)	Depreciation ($)
U.S. Treasury Long Bond, 20-year	(151)	(21,710,969)	June 2013	49,320	—
U.S. Treasury Note, 2-year	(116)	(25,574,375)	June 2013	—	(1,986)
U.S. Treasury Note, 5-year	(975)	(120,884,771)	June 2013	—	(115,725)
U.S. Treasury Note, 10-year	(2,318)	(281,247,229)	June 2013	—	(12,279)
Total				49,320	(129,990)

Notes to Portfolio of Investments

(a)	Represents comparable securities held to satisfy future delivery requirements of the following open forward sale commitments at February 28, 2013:

Security	Principal	Settlement	Proceeds
Description	Amount ($)	Date	Receivable ($)	Value ($)
Federal National Mortgage Association
03/01/43 3.500%	68,000,000	03/12/13	71,708,125	71,899,378
03/01/43 4.000%	73,000,000	03/12/13	77,482,656	77,790,625
03/01/43 4.500%	50,000,000	03/12/13	53,585,938	53,800,780
Total				203,490,783

(b)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(c)	Variable rate security.
(d)	Interest Only (IO) security. The actual effective yield of this security is different than the stated coupon rate.
(e)	Represents a security purchased on a when-issued or delayed delivery basis.
(f)

At February 28, 2013, investments in securities included securities valued at $3,319,087 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(g)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2013, the value of these securities amounted to $466,221,517 or 17.87% of net assets.

(h)	Purchased swaptions outstanding at February 28, 2013:

Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Exercise Rate (%)	Expiration Date	Notional Amount ($)	Premium Paid ($)	Market Value ($)
JPMorgan	3-Month USD LIBOR	Receive	2.50	Jan. 26, 2015	100,000,000	657,500	158,760
Barclays	3-Month USD LIBOR	Receive	2.10	Nov. 28, 2014	92,000,000	1,205,200	155,784
JPMorgan	3-Month USD LIBOR	Receive	2.25	Nov. 2, 2015	500,000,000	4,745,000	4,775,450
JPMorgan	3-Month USD LIBOR	Receive	2.25	March 6, 2015	150,000,000	2,321,250	714,375
Morgan Stanley	3-Month USD LIBOR	Receive	3.00	May 17, 2017	100,000,000	3,516,000	3,210,630
JPMorgan	3-Month USD LIBOR	Receive	4.00	Aug. 17, 2017	50,000,000	1,101,250	1,022,875
JPMorgan	3-Month USD LIBOR	Receive	2.75	May 31, 2017	150,000,000	4,890,000	5,608,080
						18,436,200	15,645,954

(i)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 28, 2013, the value of these securities amounted to $11,749,043, which represents 0.45% of net assets.

(j)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	116,505,539	1,489,679,476	(1,556,513,364)	49,671,651	126,625	49,671,651

(k)	The rate shown is the seven-day current annualized yield at February 28, 2013.
(l)

At February 28, 2013, the cost of securities for federal income tax purposes was approximately $3,242,368,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$78,620,000
Unrealized Depreciation	(20,414,000)
Net Unrealized Appreciation	$58,206,000

(m)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

CMO	Collateralized Mortgage Obligation
STRIPS	Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Residential Mortgage-Backed Securities - Agency	—	2,674,364,901	—	2,674,364,901
Residential Mortgage-Backed Securities - Non-Agency	—	237,120,348	145,335,647	382,455,995
Commercial Mortgage-Backed Securities - Agency	—	20,840,873	—	20,840,873
Commercial Mortgage-Backed Securities - Non-Agency	—	54,083,641	—	54,083,641
Asset-Backed Securities - Non-Agency	—	80,562,817	22,948,256	103,511,073
Total Bonds	—	3,066,972,580	168,283,903	3,235,256,483
Other
Options Purchased Puts	—	15,645,954	—	15,645,954
Money Market Funds	49,671,651	—	—	49,671,651
Total Other	49,671,651	15,645,954	—	65,317,605
Investments in Securities	49,671,651	3,082,618,534	168,283,903	3,300,574,088
Forward Sale Commitments Liability	—	(203,490,783)	—	(203,490,783)
Derivatives
Assets
Futures Contracts	49,320	—	—	49,320
Liabilities
Futures Contracts	(129,990)	—	—	(129,990)
Total	49,590,981	2,879,127,751	168,283,903	3,097,002,635

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

	Residential
	Mortgage-Backed	Asset-Backed
	Securities -	Securities -
	Non-Agency ($)	Non-Agency ($)	Total ($)
Balance as of May 31, 2012	117,569,397	9,646,484	127,215,881
Accrued discounts/premiums	18,492	(5,543)	12,949
Realized gain (loss)	2,384,157	—	2,384,157
Change in unrealized appreciation (depreciation)(a)	(1,904,040)	(12,511)	(1,916,551)
Sales	(79,175,812)	(2,934,436)	(82,110,248)
Purchases	106,443,453	16,254,262	122,697,715
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Balance as of February 28, 2013	145,335,647	22,948,256	168,283,903

(a) Change in unrealized appreciation (depreciation) relating to securities held at February 28, 2013 was $107,758, which comprised of Residential Mortgage-Backed Securities - Non-Agency of $120,269 and Asset-Backed Securities - Non-Agency of $(12,511).

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain Residential Mortgage and Asset Backed Securities classified as Level 3 are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust II

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	April 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	April 22, 2013

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	April 22, 2013